AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA-2

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account VA-2 (the “Account”) listed in Note 1 as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2024

We have served as the Account’s auditor since 1987.

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FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity-Income IC) -
642,552.958 shares at $24.85 per share (cost $14,247,211)	$15,967,441
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class (Equity-Income SC) -
72,271.101 shares at $24.65 per share (cost $1,645,995)	1,781,483
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
384,867.486 shares at $23.91 per share (cost $8,530,340)	9,202,182
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
268,316.665 shares at $93.10 per share (cost $16,763,703)	24,980,282
Fidelity(R) VIP Growth Portfolio, Service Class (Growth SC) -
31,536.104 shares at $92.36 per share (cost $2,045,329)	2,912,675
Fidelity(R) VIP Growth Portfolio, Service Class 2 (Growth SC2) -
86,561.066 shares at $89.92 per share (cost $6,258,696)	7,783,571
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
598,215.328 shares at $4.60 per share (cost $3,033,277)	2,751,791
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
101,318.640 shares at $4.56 per share (cost $528,388)	462,013
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
8,394,731.567 shares at $4.38 per share (cost $43,986,149)	36,768,924
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
145,640.627 shares at $25.82 per share (cost $2,774,488)	3,760,441
Fidelity(R) VIP Overseas Portfolio, Service Class (Overseas SC) -
18,442.117 shares at $25.68 per share (cost $362,901)	473,594
Fidelity(R) VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
290,112.467 shares at $25.51 per share (cost $5,926,104)	7,400,769
Fidelity(R) VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
383,445.734 shares at $15.64 per share (cost $5,876,957)	5,997,091
Fidelity(R) VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
67,182.897 shares at $15.47 per share (cost $1,017,540)	1,039,319
Fidelity(R) VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
96,028.873 shares at $15.14 per share (cost $1,427,846)	1,453,877
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
377,019.150 shares at $11.17 per share (cost $4,795,150)	4,211,304
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
5,726,491.547 shares at $10.82 per share (cost $71,351,436)	61,960,639
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
398,744.205 shares at $48.63 per share (cost $12,891,199)	19,390,931
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
93,823.853 shares at $48.30 per share (cost $3,092,408)	4,531,692

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
621,013.144 shares at $46.83 per share (cost $20,827,073)	$29,082,046
Fidelity(R) VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
43,394.061 shares at $21.41 per share (cost $702,520)	929,067
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,757.384 shares at $21.19 per share (cost $107,232)	143,189
Fidelity(R) VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
23,806.420 shares at $20.99 per share (cost $442,662)	499,697
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
113,019.494 shares at $34.69 per share (cost $3,823,854)	3,920,646
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
13,262,336.050 shares at $1.00 per share (cost $13,262,336)	13,262,336
Fidelity(R) VIP Government Money Market Portfolio, Service Class 2 (Money Market SC2) -
2,071,956.250 shares at $1.00 per share (cost $2,071,956)	2,071,956
Fidelity(R) VIP Index 500 Portfolio, Service Class 2 (Index 500 SC2) -
20,142.419 shares at $455.28 per share (cost $5,956,715)	9,170,441
Fidelity(R) VIP Strategic Income Portfolio, Service Class 2 (Strategic SC2) -
44,908.334 shares at $10.35 per share (cost $508,894)	464,801
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
299,289.907 shares at $18.93 per share (cost $4,387,480)	5,665,558
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities) -
778,850.424 shares at $32.25 per share (cost $22,710,684)	25,117,926
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
509,551.103 shares at $12.94 per share (cost $8,812,830)	6,593,591
MFS(R) Total Return Series Portfolio, Initial Class (Total Return) -
215,972.926 shares at $23.26 per share (cost $5,035,806)	5,023,530
MFS(R) Growth Series Portfolio, Service Class (Growth SC) -
16,829.151 shares at $55.68 per share (cost $914,688)	937,047
MFS(R) New Discovery Series Portfolio, Service Class (New Discovery SC) -
75,166.114 shares at $10.10 per share (cost $1,164,719)	759,178
MFS(R) Utilities Series Portfolio, Service Class (Utilities SC) -
96,185.659 shares at $31.54 per share (cost $3,176,771)	3,033,696
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Income Portfolio, Initial Class (Strategic) -
346,290.566 shares at $8.37 per share (cost $3,225,668)	2,898,452
MFS(R) Research International Portfolio, Initial Class (Research) -
1,468,322.336 shares at $16.88 per share (cost $22,775,112)	24,785,281

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS(R) Variable Insurance Trust II (MFS), continued:
MFS(R) Blended Research(R) Core Equity Portfolio, Service Class
(Blended Core SC) -	$237,949
4,353.258 shares at $54.66 per share (cost $231,182)
MFS(R) Corporate Bond Portfolio, Service Class (Corporate SC) -
118,247.237 shares at $9.37 per share (cost $1,167,651)	1,107,977
MFS(R) Government Securities Portfolio, Service Class (Government SC) -
7,955.855 shares at $10.82 per share (cost $99,388)	86,082
MFS(R) Variable Insurance Trust III (MFS):
MFS(R) Growth Allocation Portfolio, Service Class (Growth Allocation SC) -
45,501.210 shares at $9.60 per share (cost $513,876)	436,812
MFS(R) Moderate Allocation Portfolio, Service Class (Moderate SC) -
81,121.518 shares at $10.73 per share (cost $971,132)	870,434
MFS(R) Conservative Allocation Portfolio, Service Class (Conservative SC) -
39,285.453 shares at $9.38 per share (cost $426,974)	368,498
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Service Class
(Blended Small Cap SC) -	283,239
29,846.025 shares at $9.49 per share (cost $317,771)
MFS(R) Global Real Estate Portfolio, Initial Class (Global Real Estate IC) -
1,918.155 shares at $13.08 per share (cost $29,731)	25,089
MFS(R) Global Real Estate Portfolio, Service Class (Global Real Estate SC) -
8,104.313 shares at $15.93 per share (cost $131,523)	129,102
Morgan Stanley Variable Insurance Fund, Inc. (Van Kampen):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,428,581.395 shares at $12.90 per share (cost $20,227,017)	18,428,700
Morgan Stanley VIF Global Strategist Portfolio, Class I (Intl. Magnum) -
122,789.229 shares at $8.57 per share (cost $1,214,096)	1,052,304
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
3,447,598.957 shares at $14.54 per share (cost $59,158,934)	50,128,089
Morgan Stanley VIF Global Strategist Portfolio, Class II (Global II) -
10,188.348 shares at $8.49 per share (cost $91,831)	86,499
Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
2,428,980.936 shares at $2.37 per share (cost $5,049,504)	5,756,685
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
71,521.334 shares at $25.47 per share (cost $2,023,368)	1,821,648
Calvert VP SRI Balanced Portfolio, Class F (Balanced F) -
593,103.102 shares at $2.35 per share (cost $1,254,170)	1,393,792

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century):
American Century VP Disciplined Core Value Fund Portfolio, Class I (Income & Growth) -
5,031,877.021 shares at $7.67 per share (cost $43,826,925)	$38,594,497
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
411,734.260 shares at $19.44 per share (cost $7,934,327)	8,004,114
American Century VP Disciplined Core Value Fund Portfolio, Class II (Inc. & Growth II) -
194,113.992 shares at $7.67 per share (cost $1,629,327)	1,488,854
AIM Variable Insurance Funds (AIM):
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
221,061.417 shares at $34.09 per share (cost $7,192,777)	7,535,984
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
175,575.432 shares at $13.98 per share (cost $2,626,956)	2,454,545
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
285,328.976 shares at $9.67 per share (cost $2,879,113)	2,759,131
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I
(Discovery Mid Cap) -
36,073.043 shares at $62.81 per share (cost $2,670,554)	2,265,748
Invesco V.I. Diversified Dividend Fund Portfolio, Series II (Diversified) -
21,506.360 shares at $23.99 per share (cost $545,276)	515,938
Invesco V.I. American Value Fund Portfolio, Series II (Value) -
16,730.576 shares at $13.73 per share (cost $259,861)	229,711
Invesco V.I. Global Real Estate Fund Portfolio, Series II (Real Estate) -
114,711.257 shares at $13.65 per share (cost $1,585,357)	1,565,809
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
448,975.007 shares at $119.60 per share (cost $40,056,626)	53,697,411
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
391,823.892 shares at $79.76 per share (cost $27,900,477)	31,251,874
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
330,723.260 shares at $143.17 per share (cost $19,436,963)	47,349,649
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
413,914.773 shares at $95.39 per share (cost $31,610,244)	39,483,330
Calvert VP S&P 500 Index Portfolio (S&P 500) -
808,318.714 shares at $172.99 per share (cost $97,754,550)	139,831,054
Calvert VP Investment Grade Bond Index Portfolio, Class I (Barclays) -
1,396,255.887 shares at $48.44 per share (cost $76,056,701)	67,634,635
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
4,777,185.572 shares at $20.58 per share (cost $82,225,791)	98,314,479

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Products, Inc. (Summit), continued:
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
2,922,992.212 shares at $19.28 per share (cost $49,232,096)	$56,355,290
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
3,583,623.432 shares at $17.73 per share (cost $58,719,212)	63,537,643
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
339,254.789 shares at $23.27 per share (cost $5,977,097)	7,894,459
BNY Mellon Investment Portfolios (Dreyfus):
BNY Mellon MidCap Stock Portfolio, Service Shares (MidCap) -
141,858.256 shares at $18.56 per share (cost $2,553,909)	2,632,889
BNY Mellon Small Cap Stock Index Portfolio, Service Shares (Small Cap) -
48,766.326 shares at $18.58 per share (cost $881,636)	906,078
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
126,563.041 shares at $13.86 per share (cost $1,689,700)	1,754,164
DWS International Growth VIP Portfolio, Class A (Thematic) -
19,961.094 shares at $15.11 per share (cost $272,628)	301,612
DWS Alternative Asset Allocation VIP Portfolio, Class B (Alternative) -
2,494.803 shares at $12.72 per share (cost $32,470)	31,734
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
52,929.474 shares at $15.76 per share (cost $874,938)	834,169
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S (Intrinsic) -
10,250.093 shares at $19.32 per share (cost $202,075)	198,032
Neuberger Berman AMT Mid Cap Growth Portfolio, Class S (Growth) -
20,701.380 shares at $22.92 per share (cost $536,055)	474,476
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
1,079,954.706 shares at $43.54 per share (cost $27,838,284)	47,021,228
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
866,866.632 shares at $9.18 per share (cost $9,119,612)	7,957,836
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
611,777.388 shares at $9.60 per share (cost $6,328,861)	5,873,063
PIMCO Short-Term Portfolio, Advisor Class (Short Term) -
124,638.354 shares at $10.23 per share (cost $1,269,182)	1,275,050
PIMCO Emerging Markets Bond Portfolio, Advisor Class (Emerging) -
8,642.280 shares at $10.55 per share (cost $107,437)	91,176

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

PIMCO Variable Insurance Trust (Pimco), continued:
PIMCO Low Duration Portfolio, Advisor Class (Low Duration Adv.) -
14,444.172 shares at $9.60 per share (cost $144,048)	$138,664
PIMCO Real Return Portfolio, Advisor Class (Real Return) -
355,942.010 shares at $11.57 per share (cost $4,493,445)	4,118,249
PIMCO CommodityRealReturn(R) Strategy Portfolio, Advisor Class (Commodity) -
16,486.018 shares at $5.46 per share (cost $120,289)	90,014
ALPS Variable Investment Trust (Ibbotson):
Morningstar Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
56,599.443 shares at $10.39 per share (cost $607,982)	588,068
Morningstar Growth ETF Asset Allocation Portfolio, Class II (Growth) -
53,834.835 shares at $11.34 per share (cost $575,623)	610,487
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
19,284.652 shares at $9.85 per share (cost $202,009)	189,954
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Bond) -
2,163,518.663 shares at $12.84 per share (cost $35,633,327)	27,779,580
Franklin Income VIP Fund Portfolio, Class 2 (Income) -
189,284.706 shares at $14.20 per share (cost $2,827,074)	2,687,843
Franklin Mutual Global Discovery VIP Fund Portfolio, Class 2 (Global Discovery) -
6,092.093 shares at $18.38 per share (cost $104,887)	111,973
Franklin Small Cap Value VIP Fund Portfolio, Class 2 (Small Cap) -
29,312.306 shares at $13.27 per share (cost $438,988)	388,974
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign) -
53,013.170 shares at $14.24 per share (cost $665,786)	754,908
AB Variable Products Series Fund, Inc. (AllianceBernstein):
AB VPS Relative Value Portfolio, Class B (Growth and Income) -
11,987.628 shares at $28.78 per share (cost $347,486)	345,004
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Managed Risk Asset Allocation Fund Portfolio, Class P2 (Managed) -
2,295,197.007 shares at $11.53 per share (cost $29,096,047)	26,463,621
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 2 (Blue Chip) -
189,063.524 shares at $14.21 per share (cost $2,638,056)	2,686,593
American Funds(R) IS Global Growth Fund Portfolio, Class 2 (Global) -
38,435.754 shares at $33.44 per share (cost $1,336,788)	1,285,292
American Funds(R) IS Growth Fund Portfolio, Class 2 (Growth) -
38,363.742 shares at $98.20 per share (cost $3,368,528)	3,767,319
American Funds(R) IS International Fund Portfolio, Class 2 (International) -
32,449.248 shares at $17.41 per share (cost $624,246)	564,941

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Funds Insurance Series(R) (American Funds), continued:
American Funds(R) IS New World Fund(R) Portfolio, Class 2 (New World) -
28,686.102 shares at $25.17 per share (cost $739,707)	$722,029
American Funds(R) IS Growth-Income Fund Portfolio, Class 2 (Growth-Income) -
35,569.513 shares at $58.30 per share (cost $1,827,016)	2,073,703
American Funds(R) IS Asset Allocation Fund Portfolio, Class 2 (Asset) -
143,326.132 shares at $23.53 per share (cost $3,347,380)	3,372,464
Columbia Funds Variable Insurance Trust (Columbia):
Columbia Variable Portfolio - Strategic Income Fund Portfolio, Class 2 (Strategic) -
59,362.577 shares at $3.65 per share (cost $234,994)	216,673
Columbia Funds Variable Series Trust II (Columbia):
Columbia Variable Portfolio - Emerging Markets Fund Portfolio, Class 2 (Emerging) -
12,010.433 shares at $9.62 per share (cost $179,110)	115,540
Columbia Variable Portfolio - Overseas Core Fund Portfolio, Class 2 (International) -
17,537.397 shares at $13.22 per share (cost $236,751)	231,844
Columbia Variable Portfolio - Select Small Cap Value Fund Portfolio, Class 2 (Smaller-Cap) -
7,805.871 shares at $33.38 per share (cost $197,673)	260,560
Columbia Variable Portfolio - Select Mid Cap Value Fund Portfolio, Class 2 (Mid Cap) -
23,688.911 shares at $35.70 per share (cost $613,924)	845,694
Columbia Variable Portfolio - High Yield Bond Fund Portfolio, Class 2 (High Yield) -
60,252.325 shares at $6.03 per share (cost $390,559)	363,322
Columbia Variable Portfolio - Disciplined Core Fund Portfolio, Class 2 (Large Core) -
9,172.803 shares at $86.62 per share (cost $510,049)	794,548
Delaware Ivy Variable Insurance Portfolios (Ivy):
Delaware Ivy VIP Asset Strategy Portfolio, Class II (Strategy) -
792.174 shares at $8.7600 per share (cost $7,179)	6,939
Delaware Ivy VIP Balanced Portfolio, Class II (Balanced) -
420,723.380 shares at $5.4000 per share (cost $2,385,964)	2,271,906
Delaware Ivy VIP Energy Portfolio, Class II (Energy) -
94,085.201 shares at $5.1000 per share (cost $446,937)	479,835
Delaware Ivy VIP Smid Cap Core Portfolio, Class II (Small Cap Value) -
30,426.346 shares at $11.5200 per share (cost $415,924)	350,512
Delaware Ivy VIP Science and Technology Portfolio, Class II (Science) -
80,720.056 shares at $22.9700 per share (cost $2,075,502)	1,854,140
Delaware Ivy VIP Mid Cap Growth Portfolio, Class II (Mid Cap Growth) -
71,669.112 shares at $10.0000 per share (cost $843,337)	716,691
Delaware Ivy VIP International Core Equity Portfolio, Class II (International) -
10,624.599 shares at $16.1500 per share (cost $164,197)	171,587

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Delaware Ivy Variable Insurance Portfolios (Ivy), continued:
Delaware Ivy VIP Global Growth Portfolio, Class II (Global) -
32,170.699 shares at $3.1700 per share (cost $122,094)	$101,981
Delaware Ivy VIP High Income Portfolio, Class II (High Income) -
65,219.676 shares at $2.9500 per share (cost $217,528)	192,398
Janus Aspen Series (Janus):
Janus Henderson Flexible Bond Portfolio, Service Shares (Flexible) -
27,397.639 shares at $11.16 per share (cost $348,976)	305,758
Putnam Variable Trust (Putnam):
Putnam VT Global Health Care Fund Portfolio, Class IB (Health) -
15,781.277 shares at $16.22 per share (cost $246,260)	255,972
Putnam VT Global Asset Allocation Fund Portfolio, Class IB (Asset) -
15,004.291 shares at $17.86 per share (cost $265,113)	267,977
VanEck VIP Trust (Van Eck):
VanEck VIP Global Gold Fund Portfolio, Class S Shares (Gold) -
28,055.209 shares at $8.38 per share (cost $232,402)	235,103
VanEck VIP Global Resources Fund Portfolio, Class S Shares (Hard Assets) -
8,775.198 shares at $25.42 per share (cost $199,548)	223,066

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$1,258,518,744

The accompanying notes are an integral part of these financial statements.

FS-11

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FS-12

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$294,109
Mortality and expense risk charge	(206,480)
Net investment income(loss)	87,629

Realized gain(loss) on investments:
Net realized gain distributions	441,471
Net realized gain(loss) on sale of fund shares	154,571
Net realized gain(loss)	596,042

Change in unrealized appreciation/depreciation	686,959

Net increase(decrease) in net assets resulting
from operations	$1,370,630

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$87,629	$90,408
Net realized gain(loss)	596,042	766,991
Net change in unrealized appreciation/depreciation	686,959	(2,032,971)
Net increase(decrease) in net assets resulting
from operations	1,370,630	(1,175,572)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,722	31,599
Subaccounts transfers (including fixed account), net	(448,825)	(355,737)
Transfers for policyowner benefits and terminations	(1,131,836)	(1,239,994)
Policyowner maintenance charges	(26,247)	(28,589)
Net increase(decrease) from policyowner transactions	(1,586,186)	(1,592,721)

Total increase(decrease) in net assets	(215,556)	(2,768,293)
Net assets at beginning of period	16,182,997	18,951,290
Net assets at end of period	$15,967,441	$16,182,997

The accompanying notes are an integral part of these financial statements.

FS-13

Fidelity
Equity-Income		Equity-Income
SC		SC2		Growth IC

2023		2023		2023

$33,578		$154,218		$29,060
(17,226)		(84,066)		(299,087)
16,352		70,152		(270,027)

53,178		264,637		1,051,118
47,403		69,773		768,472
100,581		334,410		1,819,590

54,474		397,806		5,203,707

$171,407		$802,368		$6,753,270

Equity-Income SC		Equity-Income SC2		Growth IC

2023	2022	2023	2022	2023	2022

$16,352	$15,289	$70,152	$69,064	$(270,027)	$(163,619)
100,581	90,027	334,410	445,387	1,819,590	2,382,367
54,474	(224,238)	397,806	(1,191,351)	5,203,707	(9,664,400)

171,407	(118,922)	802,368	(676,900)	6,753,270	(7,445,652)

-	4,367	21,203	37,074	59,532	36,981
415,366	15,043	(83,785)	(244,625)	(9,770)	(401,577)
(568,677)	(188,962)	(810,915)	(775,453)	(2,419,028)	(1,478,480)
(262)	(291)	(19,835)	(21,064)	(40,330)	(40,005)
(153,573)	(169,843)	(893,332)	(1,004,068)	(2,409,596)	(1,883,081)

17,834	(288,765)	(90,964)	(1,680,968)	4,343,674	(9,328,733)
1,763,649	2,052,414	9,293,146	10,974,114	20,636,608	29,965,341
$1,781,483	$1,763,649	$9,202,182	$9,293,146	$24,980,282	$20,636,608

FS-14

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth SC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$976
Mortality and expense risk charge	(24,595)
Net investment income(loss)	(23,619)

Realized gain(loss) on investments:
Net realized gain distributions	122,662
Net realized gain(loss) on sale of fund shares	45,747
Net realized gain(loss)	168,409

Change in unrealized appreciation/depreciation	633,446

Net increase(decrease) in net assets resulting
from operations	$778,236

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(23,619)	$(11,540)
Net realized gain(loss)	168,409	289,850
Net change in unrealized appreciation/depreciation	633,446	(1,120,344)
Net increase(decrease) in net assets resulting
from operations	778,236	(842,034)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(27,791)	464
Transfers for policyowner benefits and terminations	(134,288)	(311,144)
Policyowner maintenance charges	(350)	(410)
Net increase(decrease) from policyowner transactions	(162,429)	(311,090)

Total increase(decrease) in net assets	615,807	(1,153,124)
Net assets at beginning of period	2,296,868	3,449,992
Net assets at end of period	$2,912,675	$2,296,868

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
		High Income		High Income
Growth SC2		IC		SC

2023		2023		2023

$266		$150,614		$25,145
(67,268)		(35,721)		(4,422)
(67,002)		114,893		20,723

335,188		-		-
149,908		(79,265)		(15,450)
485,096		(79,265)		(15,450)

1,672,797		194,414		36,095

$2,090,891		$230,042		$41,368

Growth SC2		High Income IC		High Income SC

2023	2022	2023	2022	2023	2022

$(67,002)	$(41,271)	$114,893	$105,709	$20,723	$20,575
485,096	623,163	(79,265)	(117,488)	(15,450)	(18,278)
1,672,797	(2,775,055)	194,414	(432,263)	36,095	(82,939)

2,090,891	(2,193,163)	230,042	(444,042)	41,368	(80,642)

41,866	13,691	13,570	15,409	-	70
309,869	122,724	118,774	(240,790)	13,298	(83,730)
(808,995)	(467,211)	(328,525)	(345,037)	(70,081)	(69,408)
(13,454)	(13,124)	(4,077)	(4,802)	(86)	(104)
(470,714)	(343,920)	(200,258)	(575,220)	(56,869)	(153,172)

1,620,177	(2,537,083)	29,784	(1,019,262)	(15,501)	(233,814)
6,163,394	8,700,477	2,722,007	3,741,269	477,514	711,328
$7,783,571	$6,163,394	$2,751,791	$2,722,007	$462,013	$477,514

FS-16

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	SC2

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,029,256
Mortality and expense risk charge	(354,264)
Net investment income(loss)	1,674,992

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,267,944)
Net realized gain(loss)	(1,267,944)

Change in unrealized appreciation/depreciation	2,842,012

Net increase(decrease) in net assets resulting
from operations	$3,249,060

	High Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,674,992	$1,665,325
Net realized gain(loss)	(1,267,944)	(1,312,490)
Net change in unrealized appreciation/depreciation	2,842,012	(6,582,649)
Net increase(decrease) in net assets resulting
from operations	3,249,060	(6,229,814)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	106,683	184,356
Subaccounts transfers (including fixed account), net	356,404	(3,271,033)
Transfers for policyowner benefits and terminations	(5,032,305)	(3,679,867)
Policyowner maintenance charges	(336,324)	(375,282)
Net increase(decrease) from policyowner transactions	(4,905,542)	(7,141,826)

Total increase(decrease) in net assets	(1,656,482)	(13,371,640)
Net assets at beginning of period	38,425,406	51,797,046
Net assets at end of period	$36,768,924	$38,425,406

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity

Overseas IC		Overseas SC		Overseas SC2

2023		2023		2023

$37,116		$4,335		$55,824
(47,410)		(4,452)		(68,843)
(10,294)		(117)		(13,019)

9,387		1,215		18,704
109,778		11,990		191,216
119,165		13,205		209,920

522,548		69,116		1,091,353

$631,419		$82,204		$1,288,254

Overseas IC		Overseas SC		Overseas SC2

2023	2022	2023	2022	2023	2022

$(10,294)	$(10,650)	$(117)	$107	$(13,019)	$(4,511)
119,165	152,092	13,205	8,041	209,920	238,306
522,548	(1,429,973)	69,116	(167,557)	1,091,353	(2,583,165)

631,419	(1,288,531)	82,204	(159,409)	1,288,254	(2,349,370)

13,291	12,123	-	240	27,123	167,393
13,546	(47,861)	(24,057)	(2,858)	(723,873)	758,275
(340,794)	(353,165)	(39,475)	(15,880)	(377,895)	(819,797)
(6,447)	(6,991)	(72)	(93)	(12,155)	(12,820)
(320,404)	(395,894)	(63,604)	(18,591)	(1,086,800)	93,051

311,015	(1,684,425)	18,600	(178,000)	201,454	(2,256,319)
3,449,426	5,133,851	454,994	632,994	7,199,315	9,455,634
$3,760,441	$3,449,426	$473,594	$454,994	$7,400,769	$7,199,315

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$135,725
Mortality and expense risk charge	(76,443)
Net investment income(loss)	59,282

Realized gain(loss) on investments:
Net realized gain distributions	66,440
Net realized gain(loss) on sale of fund shares	(21,096)
Net realized gain(loss)	45,344

Change in unrealized appreciation/depreciation	548,510

Net increase(decrease) in net assets resulting
from operations	$653,136

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$59,282	$48,473
Net realized gain(loss)	45,344	468,092
Net change in unrealized appreciation/depreciation	548,510	(1,773,001)
Net increase(decrease) in net assets resulting
from operations	653,136	(1,256,436)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,194	4,889
Subaccounts transfers (including fixed account), net	(354,708)	(132,866)
Transfers for policyowner benefits and terminations	(386,599)	(576,923)
Policyowner maintenance charges	(15,222)	(17,311)
Net increase(decrease) from policyowner transactions	(752,335)	(722,211)

Total increase(decrease) in net assets	(99,199)	(1,978,647)
Net assets at beginning of period	6,096,290	8,074,937
Net assets at end of period	$5,997,091	$6,096,290

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity
		Asset Mgr.
Asset Mgr. SC		SC2		Inv. Bond IC

2023		2023		2023

$22,594		$30,563		$107,044
(9,360)		(13,619)		(54,814)
13,234		16,944		52,230

10,714		16,651		-
(1,645)		(3,956)		(135,043)
9,069		12,695		(135,043)

88,748		132,128		282,360

$111,051		$161,767		$199,547

Asset Mgr. SC		Asset Mgr. SC2		Inv. Bond IC

2023	2022	2023	2022	2023	2022

$13,234	$9,964	$16,944	$13,710	$52,230	$42,336
9,069	81,527	12,695	118,955	(135,043)	147,650
88,748	(291,689)	132,128	(446,673)	282,360	(1,035,401)

111,051	(200,198)	161,767	(314,008)	199,547	(845,415)

-	-	5,230	4,800	19,622	23,983
1,582	(72,997)	(41,751)	(47,393)	100,397	(477,287)
(38,973)	(95,748)	(136,640)	(207,766)	(615,194)	(627,302)
(146)	(173)	(3,303)	(3,772)	(5,489)	(7,004)
(37,537)	(168,918)	(176,464)	(254,131)	(500,664)	(1,087,610)

73,514	(369,116)	(14,697)	(568,139)	(301,117)	(1,933,025)
965,805	1,334,921	1,468,574	2,036,713	4,512,421	6,445,446
$1,039,319	$965,805	$1,453,877	$1,468,574	$4,211,304	$4,512,421

FS-20

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Inv. Bond SC2

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,516,191
Mortality and expense risk charge	(586,834)
Net investment income(loss)	929,357

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,079,790)
Net realized gain(loss)	(1,079,790)

Change in unrealized appreciation/depreciation	3,128,653

Net increase(decrease) in net assets resulting
from operations	$2,978,220

	Inv. Bond SC2

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$929,357	$729,510
Net realized gain(loss)	(1,079,790)	2,544,746
Net change in unrealized appreciation/depreciation	3,128,653	(14,529,348)
Net increase(decrease) in net assets resulting
from operations	2,978,220	(11,255,092)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	478,264	353,188
Subaccounts transfers (including fixed account), net	3,733,551	(2,535,683)
Transfers for policyowner benefits and terminations	(7,248,229)	(7,100,254)
Policyowner maintenance charges	(573,962)	(644,727)
Net increase(decrease) from policyowner transactions	(3,610,376)	(9,927,476)

Total increase(decrease) in net assets	(632,156)	(21,182,568)
Net assets at beginning of period	62,592,795	83,775,363
Net assets at end of period	$61,960,639	$62,592,795

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity

Contrafund IC		Contrafund SC		Contrafund SC2

2023		2023		2023

$86,432		$16,165		$69,340
(241,149)		(40,800)		(260,637)
(154,717)		(24,635)		(191,297)

630,659		148,754		994,781
626,591		162,643		1,019,945
1,257,250		311,397		2,014,726

3,795,537		905,975		5,744,005

$4,898,070		$1,192,737		$7,567,434

Contrafund IC		Contrafund SC		Contrafund SC2

2023	2022	2023	2022	2023	2022

$(154,717)	$(160,971)	$(24,635)	$(24,256)	$(191,297)	$(189,652)
1,257,250	1,405,562	311,397	504,995	2,014,726	2,147,535
3,795,537	(7,810,319)	905,975	(2,029,845)	5,744,005	(11,515,533)

4,898,070	(6,565,728)	1,192,737	(1,549,106)	7,567,434	(9,557,650)

93,994	76,379	-	18,150	781,617	373,572
(395,573)	(366,319)	(157,189)	(24,373)	(1,882,557)	(144,264)
(1,637,657)	(1,181,617)	(386,005)	(774,770)	(2,156,187)	(1,906,087)
(20,356)	(22,298)	(510)	(529)	(49,922)	(51,922)
(1,959,592)	(1,493,855)	(543,704)	(781,522)	(3,307,049)	(1,728,701)

2,938,478	(8,059,583)	649,033	(2,330,628)	4,260,385	(11,286,351)
16,452,453	24,512,036	3,882,659	6,213,287	24,821,661	36,108,012
$19,390,931	$16,452,453	$4,531,692	$3,882,659	$29,082,046	$24,821,661

FS-22

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Asset Mgr. Gr.
	IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,605
Mortality and expense risk charge	(13,741)
Net investment income(loss)	2,864

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	41,904
Net realized gain(loss)	41,904

Change in unrealized appreciation/depreciation	86,689

Net increase(decrease) in net assets resulting
from operations	$131,457

	Asset Mgr. Gr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,864	$4,370
Net realized gain(loss)	41,904	89,504
Net change in unrealized appreciation/depreciation	86,689	(323,622)
Net increase(decrease) in net assets resulting
from operations	131,457	(229,748)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	74	1,374
Subaccounts transfers (including fixed account), net	2,039	(8,302)
Transfers for policyowner benefits and terminations	(197,707)	(64,200)
Policyowner maintenance charges	(1,276)	(1,399)
Net increase(decrease) from policyowner transactions	(196,870)	(72,527)

Total increase(decrease) in net assets	(65,413)	(302,275)
Net assets at beginning of period	994,480	1,296,755
Net assets at end of period	$929,067	$994,480

The accompanying notes are an integral part of these financial statements.

FS-23

Fidelity
Asset Mgr. Gr.		Asset Mgr. Gr.
SC		SC2		Mid Cap SC2

2023		2023		2023

$2,356		$8,261		$14,348
(1,258)		(4,715)		(37,862)
1,098		3,546		(23,514)

-		-		107,234
475		5,437		(21,174)
475		5,437		86,060

17,254		61,464		418,260

$18,827		$70,447		$480,806

Asset Mgr. Gr. SC		Asset Mgr. Gr. SC2		Mid Cap SC2

2023	2022	2023	2022	2023	2022

$1,098	$1,079	$3,546	$3,126	$(23,514)	$(31,546)
475	8,943	5,437	44,550	86,060	249,463
17,254	(37,090)	61,464	(180,084)	418,260	(1,025,350)

18,827	(27,068)	70,447	(132,408)	480,806	(807,433)

-	-	1,766	6,185	169,785	127,891
427	323	(41)	(10,208)	28,543	(141,403)
(958)	(951)	(71,394)	(77,557)	(454,813)	(548,147)
(29)	(30)	(1,842)	(2,223)	(7,239)	(8,224)
(560)	(658)	(71,511)	(83,803)	(263,724)	(569,883)

18,267	(27,726)	(1,064)	(216,211)	217,082	(1,377,316)
124,922	152,648	500,761	716,972	3,703,564	5,080,880
$143,189	$124,922	$499,697	$500,761	$3,920,646	$3,703,564

FS-24

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Money Market

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$645,558
Mortality and expense risk charge	(140,728)
Net investment income(loss)	504,830

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$504,830

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$504,830	$66,761
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	504,830	66,761

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	202,891	347,774
Subaccounts transfers (including fixed account), net	7,812,063	14,470,785
Transfers for policyowner benefits and terminations	(9,885,289)	(11,826,972)
Policyowner maintenance charges	(31,900)	(31,402)
Net increase(decrease) from policyowner transactions	(1,902,235)	2,960,185

Total increase(decrease) in net assets	(1,397,405)	3,026,946
Net assets at beginning of period	14,659,741	11,632,795
Net assets at end of period	$13,262,336	$14,659,741

The accompanying notes are an integral part of these financial statements.

FS-25

Fidelity
Money Market		Index 500
SC2		SC2		Strategic SC2

2023		2023		2023

$106,922		$108,268		$19,839
(23,588)		(85,353)		(4,527)
83,334		22,915		15,312

-		80,966		-
-		288,172		(5,264)
-		369,138		(5,264)

-		1,501,691		25,601

$83,334		$1,893,744		$35,649

Money Market SC2		Index 500 SC2		Strategic SC2

2023	2022	2023	2022	2023	2022

$83,334	$17,403	$22,915	$15,901	$15,312	$11,481
-	-	369,138	505,776	(5,264)	(13,502)
-	-	1,501,691	(2,475,283)	25,601	(73,801)

83,334	17,403	1,893,744	(1,953,606)	35,649	(75,822)

88,306	579,761	707,097	495,519	214	49,791
(116,934)	3,222,812	(79,689)	(769,535)	(16,939)	20,707
(690,673)	(2,017,400)	(781,691)	(733,215)	(14,350)	(120,111)
(2,522)	(2,354)	(5,094)	(5,124)	(326)	(387)
(721,823)	1,782,819	(159,377)	(1,012,355)	(31,401)	(50,000)

(638,489)	1,800,222	1,734,367	(2,965,961)	4,248	(125,822)
2,710,445	910,223	7,436,074	10,402,035	460,553	586,375
$2,071,956	$2,710,445	$9,170,441	$7,436,074	$464,801	$460,553

FS-26

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Balanced

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$81,650
Mortality and expense risk charge	(64,376)
Net investment income(loss)	17,274

Realized gain(loss) on investments:
Net realized gain distributions	19,605
Net realized gain(loss) on sale of fund shares	247,948
Net realized gain(loss)	267,553

Change in unrealized appreciation/depreciation	577,603

Net increase(decrease) in net assets resulting
from operations	$862,430

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$17,274	$(1,899)
Net realized gain(loss)	267,553	488,446
Net change in unrealized appreciation/depreciation	577,603	(1,360,580)
Net increase(decrease) in net assets resulting
from operations	862,430	(874,033)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	16,113	11,402
Subaccounts transfers (including fixed account), net	113,960	(302,686)
Transfers for policyowner benefits and terminations	(895,879)	(627,556)
Policyowner maintenance charges	(7,608)	(8,298)
Net increase(decrease) from policyowner transactions	(773,414)	(927,138)

Total increase(decrease) in net assets	89,016	(1,801,171)
Net assets at beginning of period	5,576,542	7,377,713
Net assets at end of period	$5,665,558	$5,576,542

The accompanying notes are an integral part of these financial statements.

FS-27

MFS
		New
Utilities		Discovery		Total Return

2023		2023		2023

$889,832		$-		$99,185
(266,209)		(67,124)		(48,883)
623,623		(67,124)		50,302

1,376,880		-		206,574
507,970		(372,144)		(33,353)
1,884,850		(372,144)		173,221

(3,332,917)		1,240,803		210,366

$(824,444)		$801,535		$433,889

Utilities		New Discovery		Total Return

2023	2022	2023	2022	2023	2022

$623,623	$369,999	$(67,124)	$(74,854)	$50,302	$41,522
1,884,850	2,166,288	(372,144)	1,916,415	173,221	652,490
(3,332,917)	(2,664,615)	1,240,803	(4,817,184)	210,366	(1,372,835)

(824,444)	(128,328)	801,535	(2,975,623)	433,889	(678,823)

149,386	364,395	43,824	29,151	25,452	129,045
65,263	(438,336)	(6,728)	103,232	(175,804)	(406,304)
(1,882,602)	(2,467,170)	(525,903)	(670,380)	(492,152)	(701,985)
(36,545)	(41,163)	(10,545)	(11,447)	(7,439)	(9,687)
(1,704,498)	(2,582,274)	(499,352)	(549,444)	(649,943)	(988,931)

(2,528,942)	(2,710,602)	302,183	(3,525,067)	(216,054)	(1,667,754)
27,646,868	30,357,470	6,291,408	9,816,475	5,239,584	6,907,338
$25,117,926	$27,646,868	$6,593,591	$6,291,408	$5,023,530	$5,239,584

FS-28

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Growth SC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(7,869)
Net investment income(loss)	(7,869)

Realized gain(loss) on investments:
Net realized gain distributions	64,366
Net realized gain(loss) on sale of fund shares	227
Net realized gain(loss)	64,593

Change in unrealized appreciation/depreciation	175,474

Net increase(decrease) in net assets resulting
from operations	$232,198

	Growth SC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7,869)	$(7,952)
Net realized gain(loss)	64,593	101,448
Net change in unrealized appreciation/depreciation	175,474	(456,789)
Net increase(decrease) in net assets resulting
from operations	232,198	(363,293)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	91,850	20,647
Subaccounts transfers (including fixed account), net	33,549	(196,078)
Transfers for policyowner benefits and terminations	(71,707)	(12,033)
Policyowner maintenance charges	(733)	(784)
Net increase(decrease) from policyowner transactions	52,959	(188,248)

Total increase(decrease) in net assets	285,157	(551,541)
Net assets at beginning of period	651,890	1,203,431
Net assets at end of period	$937,047	$651,890

The accompanying notes are an integral part of these financial statements.

FS-29

MFS
New Discovery
SC		Utilities SC		Strategic

2023		2023		2023

$-		$101,172		$100,812
(6,921)		(29,767)		(27,166)
(6,921)		71,405		73,646

-		169,702		-
(42,107)		1,855		(106,103)
(42,107)		171,557		(106,103)

138,165		(342,794)		206,125

$89,137		$(99,832)		$173,668

New Discovery SC		Utilities SC		Strategic

2023	2022	2023	2022	2023	2022

$(6,921)	$(8,338)	$71,405	$26,187	$73,646	$67,973
(42,107)	174,366	171,557	110,235	(106,103)	(94,008)
138,165	(524,414)	(342,794)	(139,241)	206,125	(471,370)

89,137	(358,386)	(99,832)	(2,819)	173,668	(497,405)

21,880	70,810	1,137,680	191,776	3,248	6,122
(27,931)	(6,447)	(1,505)	(43,495)	651,553	(232,596)
(9,013)	(152,007)	(96,807)	(24,563)	(423,473)	(388,289)
(746)	(1,277)	(3,811)	(2,738)	(4,733)	(4,595)
(15,810)	(88,921)	1,035,557	120,980	226,595	(619,358)

73,327	(447,307)	935,725	118,161	400,263	(1,116,763)
685,851	1,133,158	2,097,971	1,979,810	2,498,189	3,614,952
$759,178	$685,851	$3,033,696	$2,097,971	$2,898,452	$2,498,189

FS-30

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$259,774
Mortality and expense risk charge	(235,193)
Net investment income(loss)	24,581

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	144,225
Net realized gain(loss)	144,225

Change in unrealized appreciation/depreciation	2,671,507

Net increase(decrease) in net assets resulting
from operations	$2,840,313

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$24,581	$243,941
Net realized gain(loss)	144,225	634,038
Net change in unrealized appreciation/depreciation	2,671,507	(6,884,238)
Net increase(decrease) in net assets resulting
from operations	2,840,313	(6,006,259)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	91,968	142,669
Subaccounts transfers (including fixed account), net	(482,471)	761,952
Transfers for policyowner benefits and terminations	(2,742,519)	(2,315,881)
Policyowner maintenance charges	(209,210)	(229,837)
Net increase(decrease) from policyowner transactions	(3,342,232)	(1,641,097)

Total increase(decrease) in net assets	(501,919)	(7,647,356)
Net assets at beginning of period	25,287,200	32,934,556
Net assets at end of period	$24,785,281	$25,287,200

The accompanying notes are an integral part of these financial statements.

FS-31

MFS
Blended Core
SC		Corporate SC		Government SC

2023		2023		2023

$1,964		$39,189		$1,011
(1,562)		(9,167)		(827)
402		30,022		184

14,575		-		-
641		(5,416)		(1,718)
15,216		(5,416)		(1,718)

25,271		42,088		4,089

$40,889		$66,694		$2,555

Blended Core SC		Corporate SC		Government SC

2023	2022	2023	2022	2023	2022

$402	$(339)	$30,022	$8,184	$184	$(2,628)
15,216	14,916	(5,416)	999	(1,718)	(123,484)
25,271	(31,166)	42,088	(112,940)	4,089	19,162

40,889	(16,589)	66,694	(103,757)	2,555	(106,950)

75,561	40,367	257,576	53,027	3,474	2,349
31,279	(56,057)	365,006	(3,017)	(6)	(938,036)
(17,260)	(4,699)	(20,576)	(150,205)	(9,470)	(18,899)
(121)	(69)	(1,110)	(797)	(96)	(475)
89,459	(20,458)	600,896	(100,992)	(6,098)	(955,061)

130,348	(37,047)	667,590	(204,749)	(3,543)	(1,062,011)
107,601	144,648	440,387	645,136	89,625	1,151,636
$237,949	$107,601	$1,107,977	$440,387	$86,082	$89,625

FS-32

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Growth
	Allocation SC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,033
Mortality and expense risk charge	(3,588)
Net investment income(loss)	4,445

Realized gain(loss) on investments:
Net realized gain distributions	30,573
Net realized gain(loss) on sale of fund shares	(6,161)
Net realized gain(loss)	24,412

Change in unrealized appreciation/depreciation	23,504

Net increase(decrease) in net assets resulting
from operations	$52,361

	Growth Allocation SC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,445	$4,301
Net realized gain(loss)	24,412	(62,564)
Net change in unrealized appreciation/depreciation	23,504	(159,873)
Net increase(decrease) in net assets resulting
from operations	52,361	(218,136)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	65,243	19,876
Subaccounts transfers (including fixed account), net	(25,136)	(3,828)
Transfers for policyowner benefits and terminations	(1,157)	(444,196)
Policyowner maintenance charges	(944)	(2,386)
Net increase(decrease) from policyowner transactions	38,006	(430,534)

Total increase(decrease) in net assets	90,367	(648,670)
Net assets at beginning of period	346,445	995,115
Net assets at end of period	$436,812	$346,445

The accompanying notes are an integral part of these financial statements.

FS-33

MFS
		Conservative		Blended
Moderate SC		SC		Small Cap SC

2023		2023		2023

$20,261		$9,348		$1,290
(7,955)		(3,497)		(2,417)
12,306		5,851		(1,127)

53,449		15,154		8,515
(7,985)		(3,166)		(6,701)
45,464		11,988		1,814

30,873		12,604		40,979

$88,643		$30,443		$41,666

Moderate SC		Conservative SC		Blended Small Cap SC

2023	2022	2023	2022	2023	2022

$12,306	$6,387	$5,851	$4,206	$(1,127)	$(997)
45,464	61,499	11,988	20,498	1,814	59,638
30,873	(223,759)	12,604	(80,956)	40,979	(111,711)

88,643	(155,873)	30,443	(56,252)	41,666	(53,070)

57,479	286,472	8,610	59,144	16,442	76,060
(279)	14,852	1,698	91,236	(10,341)	62,150
(32,911)	(142,236)	(14,818)	(60,935)	(1,827)	(11,215)
(874)	(911)	(1,048)	(1,091)	(205)	(222)
23,415	158,177	(5,558)	88,354	4,069	126,773

112,058	2,304	24,885	32,102	45,735	73,703
758,376	756,072	343,613	311,511	237,504	163,801
$870,434	$758,376	$368,498	$343,613	$283,239	$237,504

FS-34

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Global
	Real Estate IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$203
Mortality and expense risk charge	(270)
Net investment income(loss)	(67)

Realized gain(loss) on investments:
Net realized gain distributions	1,649
Net realized gain(loss) on sale of fund shares	(6,282)
Net realized gain(loss)	(4,633)

Change in unrealized appreciation/depreciation	6,686

Net increase(decrease) in net assets resulting
from operations	$1,986

	Global Real Estate IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(67)	$318
Net realized gain(loss)	(4,633)	1,191
Net change in unrealized appreciation/depreciation	6,686	(17,998)
Net increase(decrease) in net assets resulting
from operations	1,986	(16,489)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	60	55
Subaccounts transfers (including fixed account), net	(17,872)	20,350
Transfers for policyowner benefits and terminations	(6,215)	(118)
Policyowner maintenance charges	(46)	(124)
Net increase(decrease) from policyowner transactions	(24,073)	20,163

Total increase(decrease) in net assets	(22,087)	3,674
Net assets at beginning of period	47,176	43,502
Net assets at end of period	$25,089	$47,176

The accompanying notes are an integral part of these financial statements.

FS-35

MFS		Van Kampen
Global		Emerging
Real Estate SC		Markets		Intl. Magnum

2023		2023		2023

$530		$296,792		$19,443
(796)		(178,951)		(12,205)
(266)		117,841		7,238

6,747		321,267		-
(1,238)		(381,326)		(67,847)
5,509		(60,059)		(67,847)

5,031		1,872,915		192,993

$10,274		$1,930,697		$132,384

Global Real Estate SC		Emerging Markets		Intl. Magnum

2023	2022	2023	2022	2023	2022

$(266)	$4	$117,841	$(109,576)	$7,238	$(13,914)
5,509	577	(60,059)	1,959,292	(67,847)	200,744
5,031	(9,425)	1,872,915	(8,347,433)	192,993	(458,433)

10,274	(8,844)	1,930,697	(6,497,717)	132,384	(271,603)

85,415	26,901	87,333	124,208	4,847	4,196
(840)	(8,680)	(60,681)	1,952,437	(102,932)	3,401
(1,191)	(228)	(2,005,223)	(1,786,595)	(138,236)	(156,994)
(131)	(36)	(132,905)	(144,599)	(1,989)	(2,203)
83,253	17,957	(2,111,476)	145,451	(238,310)	(151,600)

93,527	9,113	(180,779)	(6,352,266)	(105,926)	(423,203)
35,575	26,462	18,609,479	24,961,745	1,158,230	1,581,433
$129,102	$35,575	$18,428,700	$18,609,479	$1,052,304	$1,158,230

FS-36

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	U.S. Real
	Estate

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,073,688
Mortality and expense risk charge	(458,884)
Net investment income(loss)	614,804

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,239,106)
Net realized gain(loss)	(1,239,106)

Change in unrealized appreciation/depreciation	6,791,682

Net increase(decrease) in net assets resulting
from operations	$6,167,380

	U.S. Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$614,804	$130,929
Net realized gain(loss)	(1,239,106)	12,042,953
Net change in unrealized appreciation/depreciation	6,791,682	(29,813,189)
Net increase(decrease) in net assets resulting
from operations	6,167,380	(17,639,307)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	157,216	467,640
Subaccounts transfers (including fixed account), net	1,505,647	805,164
Transfers for policyowner benefits and terminations	(4,584,676)	(4,606,271)
Policyowner maintenance charges	(342,221)	(379,528)
Net increase(decrease) from policyowner transactions	(3,264,034)	(3,712,995)

Total increase(decrease) in net assets	2,903,346	(21,352,302)
Net assets at beginning of period	47,224,743	68,577,045
Net assets at end of period	$50,128,089	$47,224,743

The accompanying notes are an integral part of these financial statements.

FS-37

Van Kampen		Calvert

Global II		Balanced		Mid Cap

2023		2023		2023

$1,303		$86,449		$3,352
(818)		(59,747)		(17,561)
485		26,702		(14,209)

-		20,709		-
(341)		45,802		(17,058)
(341)		66,511		(17,058)

9,829		703,397		208,985

$9,973		$796,610		$177,718

Global II		Balanced		Mid Cap

2023	2022	2023	2022	2023	2022

$485	$(650)	$26,702	$6,028	$(14,209)	$(18,568)
(341)	11,551	66,511	672,670	(17,058)	384,782
9,829	(24,726)	703,397	(1,832,872)	208,985	(821,098)

9,973	(13,825)	796,610	(1,154,174)	177,718	(454,884)

-	18,759	29,181	40,292	-	-
237	459	(12,228)	(20,068)	(23,014)	(1,759)
(1,918)	(5,534)	(436,774)	(712,138)	(55,924)	(84,987)
(209)	(192)	(7,315)	(7,825)	(2,937)	(3,279)
(1,890)	13,492	(427,136)	(699,739)	(81,875)	(90,025)

8,083	(333)	369,474	(1,853,913)	95,843	(544,909)
78,416	78,749	5,387,211	7,241,124	1,725,805	2,270,714
$86,499	$78,416	$5,756,685	$5,387,211	$1,821,648	$1,725,805

FS-38

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced F

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$20,945
Mortality and expense risk charge	(13,171)
Net investment income(loss)	7,774

Realized gain(loss) on investments:
Net realized gain distributions	5,017
Net realized gain(loss) on sale of fund shares	5,021
Net realized gain(loss)	10,038

Change in unrealized appreciation/depreciation	174,360

Net increase(decrease) in net assets resulting
from operations	$192,172

	Balanced F

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,774	$856
Net realized gain(loss)	10,038	34,180
Net change in unrealized appreciation/depreciation	174,360	(96,798)
Net increase(decrease) in net assets resulting
from operations	192,172	(61,762)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,020,005	51,495
Subaccounts transfers (including fixed account), net	(129,805)	(789)
Transfers for policyowner benefits and terminations	(15,974)	(12,435)
Policyowner maintenance charges	(1,554)	(543)
Net increase(decrease) from policyowner transactions	872,672	37,728

Total increase(decrease) in net assets	1,064,844	(24,034)
Net assets at beginning of period	328,948	352,982
Net assets at end of period	$1,393,792	$328,948

The accompanying notes are an integral part of these financial statements.

FS-39

American Century
Income &		Mid Cap		Inc. & Growth
Growth		Value		II

2023		2023		2023

$586,350		$179,193		$18,394
(370,495)		(77,398)		(14,169)
215,855		101,795		4,225

-		850,563		-
(994,647)		8,636		(49,817)
(994,647)		859,199		(49,817)

3,589,584		(575,332)		144,181

$2,810,792		$385,662		$98,589

Income & Growth		Mid Cap Value		Inc. & Growth II

2023	2022	2023	2022	2023	2022

$215,855	$330,602	$101,795	$110,114	$4,225	$5,759
(994,647)	10,348,117	859,199	1,541,717	(49,817)	220,998
3,589,584	(17,337,526)	(575,332)	(1,890,147)	144,181	(382,857)

2,810,792	(6,658,807)	385,662	(238,316)	98,589	(156,100)

184,173	298,675	101,103	82,909	519,232	7,708
1,357,630	(2,749,773)	403,352	(1,153,047)	(71,764)	139,502
(4,436,577)	(4,094,776)	(948,348)	(826,484)	(61,844)	(90,675)
(258,813)	(290,885)	(13,892)	(15,722)	(1,592)	(1,032)
(3,153,587)	(6,836,759)	(457,785)	(1,912,344)	384,032	55,503

(342,795)	(13,495,566)	(72,123)	(2,150,660)	482,621	(100,597)
38,937,292	52,432,858	8,076,237	10,226,897	1,006,233	1,106,830
$38,594,497	$38,937,292	$8,004,114	$8,076,237	$1,488,854	$1,006,233

FS-40

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM
	Intl.
	Growth

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,398
Mortality and expense risk charge	(73,280)
Net investment income(loss)	(58,882)

Realized gain(loss) on investments:
Net realized gain distributions	5,391
Net realized gain(loss) on sale of fund shares	(56,602)
Net realized gain(loss)	(51,211)

Change in unrealized appreciation/depreciation	1,297,665

Net increase(decrease) in net assets resulting
from operations	$1,187,572

	Intl. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(58,882)	$60,160
Net realized gain(loss)	(51,211)	864,625
Net change in unrealized appreciation/depreciation	1,297,665	(2,771,959)
Net increase(decrease) in net assets resulting
from operations	1,187,572	(1,847,174)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	44,300	47,575
Subaccounts transfers (including fixed account), net	(354,077)	313,128
Transfers for policyowner benefits and terminations	(910,923)	(605,745)
Policyowner maintenance charges	(12,608)	(13,830)
Net increase(decrease) from policyowner transactions	(1,233,308)	(258,872)

Total increase(decrease) in net assets	(45,736)	(2,106,046)
Net assets at beginning of period	7,581,720	9,687,766
Net assets at end of period	$7,535,984	$7,581,720

The accompanying notes are an integral part of these financial statements.

FS-41

AIM
				Discovery
Global		Global Value		Mid Cap

2023		2023		2023

$34,581		$14,987		$-
(22,114)		(28,603)		(23,572)
12,467		(13,616)		(23,572)

-		1,927		-
(40,571)		(62,791)		(124,300)
(40,571)		(60,864)		(124,300)

219,880		574,248		405,926

$191,776		$499,768		$258,054

Global		Global Value		Discovery Mid Cap

2023	2022	2023	2022	2023	2022

$12,467	$44,960	$(13,616)	$(20,883)	$(23,572)	$(27,729)
(40,571)	4,757	(60,864)	151,925	(124,300)	722,762
219,880	(758,868)	574,248	(937,050)	405,926	(1,864,663)

191,776	(709,151)	499,768	(806,008)	258,054	(1,169,630)

4,890	6,666	7,529	18,226	16,861	19,377
75,399	169,666	(23,113)	63,689	(106,528)	99,546
(114,145)	(125,671)	(346,286)	(205,062)	(210,160)	(369,672)
(3,621)	(3,810)	(4,330)	(4,719)	(3,754)	(4,345)
(37,477)	46,851	(366,200)	(127,866)	(303,581)	(255,094)

154,299	(662,300)	133,568	(933,874)	(45,527)	(1,424,724)
2,300,246	2,962,546	2,625,563	3,559,437	2,311,275	3,735,999
$2,454,545	$2,300,246	$2,759,131	$2,625,563	$2,265,748	$2,311,275

FS-42

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Diversified

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,626
Mortality and expense risk charge	(4,653)
Net investment income(loss)	3,973

Realized gain(loss) on investments:
Net realized gain distributions	40,973
Net realized gain(loss) on sale of fund shares	(736)
Net realized gain(loss)	40,237

Change in unrealized appreciation/depreciation	(7,070)

Net increase(decrease) in net assets resulting
from operations	$37,140

	Diversified

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,973	$2,930
Net realized gain(loss)	40,237	62,870
Net change in unrealized appreciation/depreciation	(7,070)	(79,009)
Net increase(decrease) in net assets resulting
from operations	37,140	(13,209)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,867	4,593
Subaccounts transfers (including fixed account), net	39,404	9,600
Transfers for policyowner benefits and terminations	(16,439)	(39,084)
Policyowner maintenance charges	(755)	(694)
Net increase(decrease) from policyowner transactions	34,077	(25,585)

Total increase(decrease) in net assets	71,217	(38,794)
Net assets at beginning of period	444,721	483,515
Net assets at end of period	$515,938	$444,721

The accompanying notes are an integral part of these financial statements.

FS-43

AIM				Summit
				S&P
Value		Real Estate		MidCap

2023		2023		2023

$786		$18,052		$631,151
(1,768)		(14,471)		(540,750)
(982)		3,581		90,401

43,787		-		2,129,676
(1,674)		(4,013)		1,793,383
42,113		(4,013)		3,923,059

(11,683)		112,247		3,401,477

$29,448		$111,815		$7,414,937

Value		Real Estate		S&P MidCap

2023	2022	2023	2022	2023	2022

$(982)	$(962)	$3,581	$10,468	$90,401	$(66,553)
42,113	36,611	(4,013)	(2,043)	3,923,059	8,657,106
(11,683)	(42,089)	112,247	(169,484)	3,401,477	(18,364,652)

29,448	(6,440)	111,815	(161,059)	7,414,937	(9,774,099)

46,935	3,259	957,854	6,853	174,742	314,113
(1,275)	17,359	(35,650)	99,015	(308,952)	(2,646,841)
(39,563)	(11,567)	(2,770)	(721)	(5,909,290)	(5,349,450)
(147)	(175)	(1,538)	(581)	(274,103)	(304,012)
5,950	8,876	917,896	104,566	(6,317,603)	(7,986,190)

35,398	2,436	1,029,711	(56,493)	1,097,334	(17,760,289)
194,313	191,877	536,098	592,591	52,600,077	70,360,366
$229,711	$194,313	$1,565,809	$536,098	$53,697,411	$52,600,077

FS-44

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Russell
	Small Cap

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$255,396
Mortality and expense risk charge	(303,508)
Net investment income(loss)	(48,112)

Realized gain(loss) on investments:
Net realized gain distributions	16,272
Net realized gain(loss) on sale of fund shares	123,235
Net realized gain(loss)	139,507

Change in unrealized appreciation/depreciation	4,281,579

Net increase(decrease) in net assets resulting
from operations	$4,372,974

	Russell Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(48,112)	$(76,763)
Net realized gain(loss)	139,507	3,859,556
Net change in unrealized appreciation/depreciation	4,281,579	(12,383,266)
Net increase(decrease) in net assets resulting
from operations	4,372,974	(8,600,473)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	165,354	219,044
Subaccounts transfers (including fixed account), net	622,872	(106,148)
Transfers for policyowner benefits and terminations	(2,989,491)	(3,241,791)
Policyowner maintenance charges	(152,728)	(170,020)
Net increase(decrease) from policyowner transactions	(2,353,993)	(3,298,915)

Total increase(decrease) in net assets	2,018,981	(11,899,388)
Net assets at beginning of period	29,232,893	41,132,281
Net assets at end of period	$31,251,874	$29,232,893

The accompanying notes are an integral part of these financial statements.

FS-45

Summit
Nasdaq-100		EAFE
Index		Intl.		S&P 500

2023		2023		2023

$141,903		$1,135,613		$1,801,313
(436,598)		(373,095)		(1,434,860)
(294,695)		762,518		366,453

-		-		6,651,175
6,225,468		1,192,405		6,328,510
6,225,468		1,192,405		12,979,685

12,767,974		4,181,747		16,584,998

$18,698,747		$6,136,670		$29,931,136

Nasdaq-100 Index		EAFE Intl.		S&P 500

2023	2022	2023	2022	2023	2022

$(294,695)	$(362,916)	$762,518	$1,120,571	$366,453	$226,464
6,225,468	4,633,247	1,192,405	668,255	12,979,685	17,137,775
12,767,974	(23,535,591)	4,181,747	(9,623,822)	16,584,998	(50,867,173)

18,698,747	(19,265,260)	6,136,670	(7,834,996)	29,931,136	(33,502,934)

175,199	250,502	141,316	210,980	837,184	676,478
(4,663,597)	2,405,109	(2,013,888)	108,243	(6,885,725)	(4,175,957)
(4,945,457)	(3,885,618)	(4,548,179)	(3,848,939)	(14,482,563)	(12,644,349)
(250,486)	(262,679)	(347,558)	(382,941)	(696,722)	(764,021)
(9,684,341)	(1,492,686)	(6,768,309)	(3,912,657)	(21,227,826)	(16,907,849)

9,014,406	(20,757,946)	(631,639)	(11,747,653)	8,703,310	(50,410,783)
38,335,243	59,093,189	40,114,969	51,862,622	131,127,744	181,538,527
$47,349,649	$38,335,243	$39,483,330	$40,114,969	$139,831,054	$131,127,744

FS-46

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Barclays

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,836,070
Mortality and expense risk charge	(647,267)
Net investment income(loss)	1,188,803

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(996,013)
Net realized gain(loss)	(996,013)

Change in unrealized appreciation/depreciation	2,708,724

Net increase(decrease) in net assets resulting
from operations	$2,901,514

	Barclays

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,188,803	$1,269,058
Net realized gain(loss)	(996,013)	(1,173,003)
Net change in unrealized appreciation/depreciation	2,708,724	(11,807,500)
Net increase(decrease) in net assets resulting
from operations	2,901,514	(11,711,445)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	182,925	347,027
Subaccounts transfers (including fixed account), net	4,259,407	(3,740,791)
Transfers for policyowner benefits and terminations	(7,710,973)	(7,215,773)
Policyowner maintenance charges	(620,289)	(696,393)
Net increase(decrease) from policyowner transactions	(3,888,930)	(11,305,930)

Total increase(decrease) in net assets	(987,416)	(23,017,375)
Net assets at beginning of period	68,622,051	91,639,426
Net assets at end of period	$67,634,635	$68,622,051

The accompanying notes are an integral part of these financial statements.

FS-47

Summit

Growth		Mod. Growth		Moderate

2023		2023		2023

$1,257,755		$748,790		$920,794
(952,760)		(544,867)		(620,028)
304,995		203,923		300,766

7,750,805		3,362,103		3,446,985
3,306,670		1,056,076		681,219
11,057,475		4,418,179		4,128,204

2,145,644		2,178,651		2,254,566

$13,508,114		$6,800,753		$6,683,536

Growth		Mod. Growth		Moderate

2023	2022	2023	2022	2023	2022

$304,995	$(3,021)	$203,923	$27,706	$300,766	$79,901
11,057,475	4,397,353	4,418,179	3,120,029	4,128,204	3,652,710
2,145,644	(25,170,871)	2,178,651	(14,461,242)	2,254,566	(16,762,646)

13,508,114	(20,776,539)	6,800,753	(11,313,507)	6,683,536	(13,030,035)

217,804	361,784	121,134	375,559	124,083	269,555
(159,245)	(133,267)	(52,976)	(1,550,878)	927,562	(2,465,404)
(17,655,349)	(8,217,249)	(7,395,895)	(4,318,895)	(9,553,819)	(8,041,580)
(1,540,395)	(1,698,420)	(809,707)	(861,533)	(813,740)	(897,862)
(19,137,185)	(9,687,152)	(8,137,444)	(6,355,747)	(9,315,914)	(11,135,291)

(5,629,071)	(30,463,691)	(1,336,691)	(17,669,254)	(2,632,378)	(24,165,326)
103,943,550	134,407,241	57,691,981	75,361,235	66,170,021	90,335,347
$98,314,479	$103,943,550	$56,355,290	$57,691,981	$63,537,643	$66,170,021

FS-48

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Third Avenue

	Value

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$184,233
Mortality and expense risk charge	(82,657)
Net investment income(loss)	101,576

Realized gain(loss) on investments:
Net realized gain distributions	512,563
Net realized gain(loss) on sale of fund shares	376,869
Net realized gain(loss)	889,432

Change in unrealized appreciation/depreciation	392,011

Net increase(decrease) in net assets resulting
from operations	$1,383,019

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$101,576	$31,048
Net realized gain(loss)	889,432	282,366
Net change in unrealized appreciation/depreciation	392,011	761,788
Net increase(decrease) in net assets resulting
from operations	1,383,019	1,075,202

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	77,078	69,749
Subaccounts transfers (including fixed account), net	(682,123)	(321,348)
Transfers for policyowner benefits and terminations	(678,722)	(708,824)
Policyowner maintenance charges	(14,422)	(14,722)
Net increase(decrease) from policyowner transactions	(1,298,189)	(975,145)

Total increase(decrease) in net assets	84,830	100,057
Net assets at beginning of period	7,809,629	7,709,572
Net assets at end of period	$7,894,459	$7,809,629

The accompanying notes are an integral part of these financial statements.

FS-49

Dreyfus				Scudder
				Small
MidCap		Small Cap		Mid Value

2023		2023		2023

$13,951		$8,659		$19,047
(25,593)		(8,178)		(16,705)
(11,642)		481		2,342

81,947		45,203		63,961
(26,320)		(3,546)		(13,609)
55,627		41,657		50,352

347,532		69,283		163,011

$391,517		$111,421		$215,705

MidCap		Small Cap		Small Mid Value

2023	2022	2023	2022	2023	2022

$(11,642)	$(15,269)	$481	$(389)	$2,342	$(2,858)
55,627	708,451	41,657	115,926	50,352	40,534
347,532	(1,165,761)	69,283	(300,569)	163,011	(391,948)

391,517	(472,579)	111,421	(185,032)	215,705	(354,272)

26,023	28,119	16,155	20,466	21,088	19,355
(42,464)	(92,185)	18,562	(73,172)	49,814	(78,330)
(229,279)	(219,556)	(26,435)	(66,989)	(174,017)	(191,443)
(5,029)	(5,516)	(1,034)	(1,069)	(3,365)	(3,560)
(250,749)	(289,138)	7,248	(120,764)	(106,480)	(253,978)

140,768	(761,717)	118,669	(305,796)	109,225	(608,250)
2,492,121	3,253,838	787,409	1,093,205	1,644,939	2,253,189
$2,632,889	$2,492,121	$906,078	$787,409	$1,754,164	$1,644,939

FS-50

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,408
Mortality and expense risk charge	(3,927)
Net investment income(loss)	(519)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	10,007
Net realized gain(loss)	10,007

Change in unrealized appreciation/depreciation	42,451

Net increase(decrease) in net assets resulting
from operations	$51,939

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(519)	$416
Net realized gain(loss)	10,007	4,551
Net change in unrealized appreciation/depreciation	42,451	(203,925)
Net increase(decrease) in net assets resulting
from operations	51,939	(198,958)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,053	3,642
Subaccounts transfers (including fixed account), net	(90,022)	32,456
Transfers for policyowner benefits and terminations	(79,151)	(76,559)
Policyowner maintenance charges	(638)	(879)
Net increase(decrease) from policyowner transactions	(166,758)	(41,340)

Total increase(decrease) in net assets	(114,819)	(240,298)
Net assets at beginning of period	416,431	656,729
Net assets at end of period	$301,612	$416,431

The accompanying notes are an integral part of these financial statements.

FS-51

Scudder		Neuberger Berman

Alternative		Regency		Intrinsic

2023		2023		2023

$2,175		$7,945		$756
(341)		(8,300)		(1,606)
1,834		(355)		(850)

308		40,096		6,489
(103)		(21,632)		(3,093)
205		18,464		3,396

(334)		53,674		15,102

$1,705		$71,783		$17,648

Alternative		Regency		Intrinsic

2023	2022	2023	2022	2023	2022

$1,834	$2,759	$(355)	$(4,121)	$(850)	$(2,068)
205	110	18,464	162,610	3,396	24,605
(334)	(6,968)	53,674	(266,245)	15,102	(52,274)

1,705	(4,099)	71,783	(107,756)	17,648	(29,737)

1,370	955	18,395	39,438	15,393	11,727
502	(993)	26,615	(78,327)	7,512	(76,910)
(15,275)	-	(124,152)	(100,495)	(8,913)	(6,939)
(37)	(38)	(1,537)	(1,717)	(301)	(380)
(13,440)	(76)	(80,679)	(141,101)	13,691	(72,502)

(11,735)	(4,175)	(8,896)	(248,857)	31,339	(102,239)
43,469	47,644	843,065	1,091,922	166,693	268,932
$31,734	$43,469	$834,169	$843,065	$198,032	$166,693

FS-52

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Growth

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(5,044)
Net investment income(loss)	(5,044)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(22,423)
Net realized gain(loss)	(22,423)

Change in unrealized appreciation/depreciation	104,221

Net increase(decrease) in net assets resulting
from operations	$76,754

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5,044)	$(5,390)
Net realized gain(loss)	(22,423)	111,263
Net change in unrealized appreciation/depreciation	104,221	(310,748)
Net increase(decrease) in net assets resulting
from operations	76,754	(204,875)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	17,348	59,652
Subaccounts transfers (including fixed account), net	(29,917)	(32,564)
Transfers for policyowner benefits and terminations	(74,104)	(16,101)
Policyowner maintenance charges	(659)	(722)
Net increase(decrease) from policyowner transactions	(87,332)	10,265

Total increase(decrease) in net assets	(10,578)	(194,610)
Net assets at beginning of period	485,054	679,664
Net assets at end of period	$474,476	$485,054

The accompanying notes are an integral part of these financial statements.

FS-53

T. Rowe		Pimco

Blue Chip		Total Return		Low Duration

2023		2023		2023

$-		$269,559		$223,431
(447,607)		(73,449)		(60,045)
(447,607)		196,110		163,386

-		-		-
4,281,102		(248,421)		(104,681)
4,281,102		(248,421)		(104,681)

13,966,058		434,153		176,731

$17,799,553		$381,842		$235,436

Blue Chip		Total Return		Low Duration

2023	2022	2023	2022	2023	2022

$(447,607)	$(463,002)	$196,110	$141,153	$163,386	$48,614
4,281,102	3,733,372	(248,421)	(371,566)	(104,681)	(147,685)
13,966,058	(28,273,872)	434,153	(1,316,350)	176,731	(452,519)

17,799,553	(25,003,502)	381,842	(1,546,763)	235,436	(551,590)

1,031,625	585,404	41,959	119,836	4,792	12,747
(6,182,777)	6,973,033	657,163	(908,593)	71,601	(806,100)
(5,655,176)	(4,513,559)	(787,073)	(814,478)	(900,933)	(831,866)
(268,826)	(283,927)	(12,359)	(13,766)	(55,746)	(64,615)
(11,075,154)	2,760,951	(100,310)	(1,617,001)	(880,286)	(1,689,834)

6,724,399	(22,242,551)	281,532	(3,163,764)	(644,850)	(2,241,424)
40,296,829	62,539,380	7,676,304	10,840,068	6,517,913	8,759,337
$47,021,228	$40,296,829	$7,957,836	$7,676,304	$5,873,063	$6,517,913

FS-54

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Short Term

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$58,419
Mortality and expense risk charge	(13,364)
Net investment income(loss)	45,055

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,102)
Net realized gain(loss)	(1,102)

Change in unrealized appreciation/depreciation	18,943

Net increase(decrease) in net assets resulting
from operations	$62,896

	Short Term

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$45,055	$12,048
Net realized gain(loss)	(1,102)	(5,261)
Net change in unrealized appreciation/depreciation	18,943	(15,206)
Net increase(decrease) in net assets resulting
from operations	62,896	(8,419)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,620	67,432
Subaccounts transfers (including fixed account), net	(58,378)	1,522,741
Transfers for policyowner benefits and terminations	(256,069)	(621,548)
Policyowner maintenance charges	(1,667)	(1,874)
Net increase(decrease) from policyowner transactions	(313,494)	966,751

Total increase(decrease) in net assets	(250,598)	958,332
Net assets at beginning of period	1,525,648	567,316
Net assets at end of period	$1,275,050	$1,525,648

The accompanying notes are an integral part of these financial statements.

FS-55

Pimco
		Low Duration
Emerging		Adv.		Real Return

2023		2023		2023

$5,044		$4,426		$110,856
(899)		(1,254)		(37,129)
4,145		3,172		73,727

-		-		-
(3,897)		(621)		(39,423)
(3,897)		(621)		(39,423)

8,290		2,257		46,185

$8,538		$4,808		$80,489

Emerging		Low Duration Adv.		Real Return

2023	2022	2023	2022	2023	2022

$4,145	$4,066	$3,172	$288	$73,727	$197,644
(3,897)	(4,856)	(621)	(17,795)	(39,423)	(111,027)
8,290	(22,540)	2,257	(8,094)	46,185	(541,480)

8,538	(23,330)	4,808	(25,601)	80,489	(454,863)

458	1,330	19,851	948	917,423	151,501
(12,505)	(11,756)	10,936	(142,187)	510,844	(149,574)
(3,020)	(6,370)	(6,644)	(240,154)	(114,022)	(276,468)
(85)	(158)	(174)	(372)	(4,060)	(3,969)
(15,152)	(16,954)	23,969	(381,765)	1,310,185	(278,510)

(6,614)	(40,284)	28,777	(407,366)	1,390,674	(733,373)
97,790	138,074	109,887	517,253	2,727,575	3,460,948
$91,176	$97,790	$138,664	$109,887	$4,118,249	$2,727,575

FS-56

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Commodity

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$20,819
Mortality and expense risk charge	(1,125)
Net investment income(loss)	19,694

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(19,820)
Net realized gain(loss)	(19,820)

Change in unrealized appreciation/depreciation	(12,729)

Net increase(decrease) in net assets resulting
from operations	$(12,855)

	Commodity

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$19,694	$32,087
Net realized gain(loss)	(19,820)	4,217
Net change in unrealized appreciation/depreciation	(12,729)	(25,198)
Net increase(decrease) in net assets resulting
from operations	(12,855)	11,106

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,406	-
Subaccounts transfers (including fixed account), net	(32,046)	(5,730)
Transfers for policyowner benefits and terminations	(27,107)	(7,204)
Policyowner maintenance charges	(126)	(209)
Net increase(decrease) from policyowner transactions	(47,873)	(13,143)

Total increase(decrease) in net assets	(60,728)	(2,037)
Net assets at beginning of period	150,742	152,779
Net assets at end of period	$90,014	$150,742

The accompanying notes are an integral part of these financial statements.

FS-57

Ibbotson

Balanced		Growth		Income

2023		2023		2023

$11,886		$10,450		$4,127
(5,864)		(5,039)		(2,585)
6,022		5,411		1,542

13,835		13,529		1,920
(4,548)		207		(19,115)
9,287		13,736		(17,195)

50,198		56,922		35,850

$65,507		$76,069		$20,197

Balanced		Growth		Income

2023	2022	2023	2022	2023	2022

$6,022	$3,728	$5,411	$3,335	$1,542	$2,496
9,287	22,761	13,736	20,822	(17,195)	8,356
50,198	(118,257)	56,922	(108,786)	35,850	(60,965)

65,507	(91,768)	76,069	(84,629)	20,197	(50,113)

-	61	60	121	-	-
3,760	51,007	53,659	(534)	(88,392)	6,993
(23,459)	(112,824)	(19,341)	(11,888)	(51,732)	(51,308)
(949)	(1,033)	(1,047)	(1,047)	(599)	(731)
(20,648)	(62,789)	33,331	(13,348)	(140,723)	(45,046)

44,859	(154,557)	109,400	(97,977)	(120,526)	(95,159)
543,209	697,766	501,087	599,064	310,480	405,639
$588,068	$543,209	$610,487	$501,087	$189,954	$310,480

FS-58

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Global Bond

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(259,650)
Net investment income(loss)	(259,650)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(846,225)
Net realized gain(loss)	(846,225)

Change in unrealized appreciation/depreciation	1,619,969

Net increase(decrease) in net assets resulting
from operations	$514,094

	Global Bond

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(259,650)	$(292,545)
Net realized gain(loss)	(846,225)	(2,044,951)
Net change in unrealized appreciation/depreciation	1,619,969	374,804
Net increase(decrease) in net assets resulting
from operations	514,094	(1,962,692)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	327,898	179,237
Subaccounts transfers (including fixed account), net	1,698,995	(2,845,724)
Transfers for policyowner benefits and terminations	(2,869,960)	(2,580,144)
Policyowner maintenance charges	(241,466)	(270,885)
Net increase(decrease) from policyowner transactions	(1,084,533)	(5,517,516)

Total increase(decrease) in net assets	(570,439)	(7,480,208)
Net assets at beginning of period	28,350,019	35,830,227
Net assets at end of period	$27,779,580	$28,350,019

The accompanying notes are an integral part of these financial statements.

FS-59

Franklin Templeton
		Global
Income		Discovery		Small Cap

2023		2023		2023

$134,178		$2,523		$2,087
(26,558)		(971)		(3,847)
107,620		1,552		(1,760)

162,667		5,491		22,629
(13,831)		30		(12,203)
148,836		5,521		10,426

(67,308)		9,926		32,877

$189,148		$16,999		$41,543

Income		Global Discovery		Small Cap

2023	2022	2023	2022	2023	2022

$107,620	$61,037	$1,552	$280	$(1,760)	$85
148,836	10,921	5,521	6,643	10,426	68,314
(67,308)	(192,670)	9,926	(11,758)	32,877	(131,142)

189,148	(120,712)	16,999	(4,835)	41,543	(62,743)

1,036,756	187,732	360	3,565	6,327	39,540
(103,387)	184,790	14,138	2,624	(33,594)	(115,421)
(149,416)	(116,985)	-	-	(11,908)	(16,204)
(3,199)	(2,148)	(121)	(95)	(411)	(454)
780,754	253,389	14,377	6,094	(39,586)	(92,539)

969,902	132,677	31,376	1,259	1,957	(155,282)
1,717,941	1,585,264	80,597	79,338	387,017	542,299
$2,687,843	$1,717,941	$111,973	$80,597	$388,974	$387,017

FS-60

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Foreign

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$22,248
Mortality and expense risk charge	(6,896)
Net investment income(loss)	15,352

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,056
Net realized gain(loss)	1,056

Change in unrealized appreciation/depreciation	99,751

Net increase(decrease) in net assets resulting
from operations	$116,159

	Foreign

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,352	$5,477
Net realized gain(loss)	1,056	(12,930)
Net change in unrealized appreciation/depreciation	99,751	(16,119)
Net increase(decrease) in net assets resulting
from operations	116,159	(23,572)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	513,171	23,549
Subaccounts transfers (including fixed account), net	3,911	(126,657)
Transfers for policyowner benefits and terminations	(6,695)	(3,681)
Policyowner maintenance charges	(742)	(185)
Net increase(decrease) from policyowner transactions	509,645	(106,974)

Total increase(decrease) in net assets	625,804	(130,546)
Net assets at beginning of period	129,104	259,650
Net assets at end of period	$754,908	$129,104

The accompanying notes are an integral part of these financial statements.

FS-61

AllianceBernstein		American Funds
Growth and
Income		Managed		Blue Chip

2023		2023		2023

$3,845		$501,869		$47,591
(3,050)		(268,746)		(25,406)
795		233,123		22,185

24,289		3,225,615		23,643
(1,155)		(843,050)		(16,824)
23,134		2,382,565		6,819

8,168		(269,406)		356,171

$32,097		$2,346,282		$385,175

Growth and Income		Managed		Blue Chip

2023	2022	2023	2022	2023	2022

$795	$454	$233,123	$419,964	$22,185	$21,073
23,134	50,076	2,382,565	1,133,229	6,819	651,427
8,168	(66,185)	(269,406)	(7,414,119)	356,171	(1,062,163)

32,097	(15,655)	2,346,282	(5,860,926)	385,175	(389,663)

34,384	19,346	312,690	508,352	94,098	220,882
(744)	12,272	(207,991)	787,257	(13,958)	(474,078)
(9,383)	(14,783)	(6,890,541)	(2,810,418)	(282,116)	(560,081)
(391)	(390)	(431,520)	(497,430)	(2,536)	(4,052)
23,866	16,445	(7,217,362)	(2,012,239)	(204,512)	(817,329)

55,963	790	(4,871,080)	(7,873,165)	180,663	(1,206,992)
289,041	288,251	31,334,701	39,207,866	2,505,930	3,712,922
$345,004	$289,041	$26,463,621	$31,334,701	$2,686,593	$2,505,930

FS-62

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Global

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,760
Mortality and expense risk charge	(11,763)
Net investment income(loss)	(1,003)

Realized gain(loss) on investments:
Net realized gain distributions	90,206
Net realized gain(loss) on sale of fund shares	(4,815)
Net realized gain(loss)	85,391

Change in unrealized appreciation/depreciation	145,221

Net increase(decrease) in net assets resulting
from operations	$229,609

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,003)	$(4,042)
Net realized gain(loss)	85,391	97,039
Net change in unrealized appreciation/depreciation	145,221	(495,662)
Net increase(decrease) in net assets resulting
from operations	229,609	(402,665)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	12,365	183,477
Subaccounts transfers (including fixed account), net	(18,281)	6,747
Transfers for policyowner benefits and terminations	(21,393)	(156,933)
Policyowner maintenance charges	(1,224)	(1,698)
Net increase(decrease) from policyowner transactions	(28,533)	31,593

Total increase(decrease) in net assets	201,076	(371,072)
Net assets at beginning of period	1,084,216	1,455,288
Net assets at end of period	$1,285,292	$1,084,216

The accompanying notes are an integral part of these financial statements.

FS-63

American Funds

Growth		International		New World

2023		2023		2023

$12,103		$7,182		$9,770
(32,192)		(5,701)		(5,893)
(20,089)		1,481		3,877

183,230		-		-
4,702		(17,038)		(5,580)
187,932		(17,038)		(5,580)

843,434		95,026		82,726

$1,011,277		$79,469		$81,023

Growth		International		New World

2023	2022	2023	2022	2023	2022

$(20,089)	$(19,748)	$1,481	$4,478	$3,877	$1,893
187,932	400,410	(17,038)	77,622	(5,580)	39,819
843,434	(1,528,530)	95,026	(240,781)	82,726	(210,556)

1,011,277	(1,147,868)	79,469	(158,681)	81,023	(168,844)

479,903	182,928	20,534	7,739	8,968	72,746
(23,878)	22,593	(73,724)	10,386	147,246	(47,493)
(157,322)	(236,292)	(24,852)	(41,220)	(31,966)	(62,629)
(3,137)	(3,605)	(629)	(826)	(666)	(696)
295,566	(34,376)	(78,671)	(23,921)	123,582	(38,072)

1,306,843	(1,182,244)	798	(182,602)	204,605	(206,916)
2,460,476	3,642,720	564,143	746,745	517,424	724,340
$3,767,319	$2,460,476	$564,941	$564,143	$722,029	$517,424

FS-64

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	Growth-Income

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$26,243
Mortality and expense risk charge	(18,271)
Net investment income(loss)	7,972

Realized gain(loss) on investments:
Net realized gain distributions	96,918
Net realized gain(loss) on sale of fund shares	7,478
Net realized gain(loss)	104,396

Change in unrealized appreciation/depreciation	300,588

Net increase(decrease) in net assets resulting
from operations	$412,956

	Growth-Income

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,972	$3,430
Net realized gain(loss)	104,396	163,430
Net change in unrealized appreciation/depreciation	300,588	(518,668)
Net increase(decrease) in net assets resulting
from operations	412,956	(351,808)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	368,358	163,214
Subaccounts transfers (including fixed account), net	(37,490)	(44,468)
Transfers for policyowner benefits and terminations	(76,782)	(299,755)
Policyowner maintenance charges	(1,911)	(2,539)
Net increase(decrease) from policyowner transactions	252,175	(183,548)

Total increase(decrease) in net assets	665,131	(535,356)
Net assets at beginning of period	1,408,572	1,943,928
Net assets at end of period	$2,073,703	$1,408,572

The accompanying notes are an integral part of these financial statements.

FS-65

American Funds		Columbia

Asset		Strategic		Emerging

2023		2023		2023

$71,831		$7,165		$-
(32,488)		(1,867)		(1,087)
39,343		5,298		(1,087)

126,999		-		-
(19,579)		(2,217)		(1,794)
107,420		(2,217)		(1,794)

251,799		12,349		11,460

$398,562		$15,430		$8,579

Asset		Strategic		Emerging

2023	2022	2023	2022	2023	2022

$39,343	$30,263	$5,298	$3,084	$(1,087)	$(1,298)
107,420	336,053	(2,217)	6,453	(1,794)	21,100
251,799	(859,532)	12,349	(34,607)	11,460	(78,216)

398,562	(493,216)	15,430	(25,070)	8,579	(58,414)

225,118	420,224	313	329	4,518	19,240
(140,194)	(19,819)	44,530	(12)	4	(25,697)
(250,102)	(103,188)	(13,105)	(18,226)	(2,001)	(3,174)
(5,708)	(5,559)	(205)	(122)	(178)	(173)
(170,886)	291,658	31,533	(18,031)	2,343	(9,804)

227,676	(201,558)	46,963	(43,101)	10,922	(68,218)
3,144,788	3,346,346	169,710	212,811	104,618	172,836
$3,372,464	$3,144,788	$216,673	$169,710	$115,540	$104,618

FS-66

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	International

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,603
Mortality and expense risk charge	(2,150)
Net investment income(loss)	1,453

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(197)
Net realized gain(loss)	(197)

Change in unrealized appreciation/depreciation	27,530

Net increase(decrease) in net assets resulting
from operations	$28,786

	International

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,453	$(1,213)
Net realized gain(loss)	(197)	15,153
Net change in unrealized appreciation/depreciation	27,530	(41,783)
Net increase(decrease) in net assets resulting
from operations	28,786	(27,843)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	460	8,308
Subaccounts transfers (including fixed account), net	-	162,607
Transfers for policyowner benefits and terminations	(125)	(135)
Policyowner maintenance charges	(51)	(44)
Net increase(decrease) from policyowner transactions	284	170,736

Total increase(decrease) in net assets	29,070	142,893
Net assets at beginning of period	202,774	59,881
Net assets at end of period	$231,844	$202,774

The accompanying notes are an integral part of these financial statements.

FS-67

Columbia

Smaller-Cap		Mid Cap		High Yield

2023		2023		2023

$-		$-		$18,536
(2,388)		(7,363)		(3,383)
(2,388)		(7,363)		15,153

-		-		-
4,450		12,800		(2,880)
4,450		12,800		(2,880)

21,058		66,546		22,984

$23,120		$71,983		$35,257

Smaller-Cap		Mid Cap		High Yield

2023	2022	2023	2022	2023	2022

$(2,388)	$(2,301)	$(7,363)	$(6,456)	$15,153	$13,122
4,450	4,043	12,800	16,972	(2,880)	(5,492)
21,058	(43,761)	66,546	(86,449)	22,984	(55,391)

23,120	(42,019)	71,983	(75,933)	35,257	(47,761)

55,144	7,030	120,732	148,839	1,078	10,764
(27,950)	(11,250)	34,569	(31,712)	9,447	56,859
(2,285)	(5,182)	(51,645)	(19,632)	(6,780)	(53,062)
(317)	(336)	(934)	(740)	(368)	(394)
24,592	(9,738)	102,722	96,755	3,377	14,167

47,712	(51,757)	174,705	20,822	38,634	(33,594)
212,848	264,605	670,989	650,167	324,688	358,282
$260,560	$212,848	$845,694	$670,989	$363,322	$324,688

FS-68

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Columbia

	Large Core

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(7,001)
Net investment income(loss)	(7,001)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	24,899
Net realized gain(loss)	24,899

Change in unrealized appreciation/depreciation	130,334

Net increase(decrease) in net assets resulting
from operations	$148,232

	Large Core

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7,001)	$(7,206)
Net realized gain(loss)	24,899	65,208
Net change in unrealized appreciation/depreciation	130,334	(222,974)
Net increase(decrease) in net assets resulting
from operations	148,232	(164,972)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	70,433	250
Subaccounts transfers (including fixed account), net	(8,104)	(98,047)
Transfers for policyowner benefits and terminations	(59,376)	(34,303)
Policyowner maintenance charges	(519)	(510)
Net increase(decrease) from policyowner transactions	2,434	(132,610)

Total increase(decrease) in net assets	150,666	(297,582)
Net assets at beginning of period	643,882	941,464
Net assets at end of period	$794,548	$643,882

The accompanying notes are an integral part of these financial statements.

FS-69

Ivy

Strategy		Balanced		Energy

2023		2023		2023

$141		$17,542		$15,354
(65)		(23,048)		(4,232)
76		(5,506)		11,122

-		-		-
(6)		(102,352)		12,201
(6)		(102,352)		12,201

717		435,936		(15,624)

$787		$328,078		$7,699

Strategy		Balanced		Energy

2023	2022	2023	2022	2023	2022

$76	$38	$(5,506)	$1,781	$11,122	$9,374
(6)	505	(102,352)	526,445	12,201	35,466
717	(1,679)	435,936	(808,572)	(15,624)	44,566

787	(1,136)	328,078	(280,346)	7,699	89,406

-	-	1,025,499	5,872	19,916	223,797
-	-	(122,694)	41,204	57,025	(67,146)
-	-	(303,275)	(88,564)	(30,844)	(10,407)
-	-	(3,505)	(2,547)	(386)	(354)
-	-	596,025	(44,035)	45,711	145,890

787	(1,136)	924,103	(324,381)	53,410	235,296
6,152	7,288	1,347,803	1,672,184	426,425	191,129
$6,939	$6,152	$2,271,906	$1,347,803	$479,835	$426,425

FS-70

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy
	Small Cap
	Value

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$664
Mortality and expense risk charge	(3,223)
Net investment income(loss)	(2,559)

Realized gain(loss) on investments:
Net realized gain distributions	32,667
Net realized gain(loss) on sale of fund shares	(4,117)
Net realized gain(loss)	28,550

Change in unrealized appreciation/depreciation	18,592

Net increase(decrease) in net assets resulting
from operations	$44,583

	Small Cap Value

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,559)	$(3,307)
Net realized gain(loss)	28,550	66,246
Net change in unrealized appreciation/depreciation	18,592	(123,743)
Net increase(decrease) in net assets resulting
from operations	44,583	(60,804)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,632	6,143
Subaccounts transfers (including fixed account), net	(3,122)	(15,853)
Transfers for policyowner benefits and terminations	(9,753)	(13,915)
Policyowner maintenance charges	(258)	(263)
Net increase(decrease) from policyowner transactions	(9,501)	(23,888)

Total increase(decrease) in net assets	35,082	(84,692)
Net assets at beginning of period	315,430	400,122
Net assets at end of period	$350,512	$315,430

The accompanying notes are an integral part of these financial statements.

FS-71

Ivy
		Mid Cap
Science		Growth		International

2023		2023		2023

$-		$-		$2,351
(15,612)		(6,161)		(1,518)
(15,612)		(6,161)		833

84,380		69,029		-
(60,494)		(10,806)		(671)
23,886		58,223		(671)

490,215		56,656		20,785

$498,489		$108,718		$20,947

Science		Mid Cap Growth		International

2023	2022	2023	2022	2023	2022

$(15,612)	$(14,753)	$(6,161)	$(6,234)	$833	$1,970
23,886	117,800	58,223	131,365	(671)	10,767
490,215	(724,049)	56,656	(392,729)	20,785	(39,600)

498,489	(621,002)	108,718	(267,598)	20,947	(26,863)

147,875	185,968	71,031	34,875	14,782	897
14,355	(102,914)	(32,308)	16,940	958	2,125
(108,158)	(26,257)	(8,994)	(11,785)	(14,898)	(1,115)
(2,081)	(1,855)	(669)	(725)	(240)	(238)
51,991	54,942	29,060	39,305	602	1,669

550,480	(566,060)	137,778	(228,293)	21,549	(25,194)
1,303,660	1,869,720	578,913	807,206	150,038	175,232
$1,854,140	$1,303,660	$716,691	$578,913	$171,587	$150,038

FS-72

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Ivy

	Global

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$63
Mortality and expense risk charge	(867)
Net investment income(loss)	(804)

Realized gain(loss) on investments:
Net realized gain distributions	15,440
Net realized gain(loss) on sale of fund shares	(2,445)
Net realized gain(loss)	12,995

Change in unrealized appreciation/depreciation	2,738

Net increase(decrease) in net assets resulting
from operations	$14,929

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(804)	$(159)
Net realized gain(loss)	12,995	9,501
Net change in unrealized appreciation/depreciation	2,738	(24,645)
Net increase(decrease) in net assets resulting
from operations	14,929	(15,303)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	796	602
Subaccounts transfers (including fixed account), net	16,179	5,774
Transfers for policyowner benefits and terminations	(1,400)	(1,563)
Policyowner maintenance charges	(138)	(83)
Net increase(decrease) from policyowner transactions	15,437	4,730

Total increase(decrease) in net assets	30,366	(10,573)
Net assets at beginning of period	71,615	82,188
Net assets at end of period	$101,981	$71,615

The accompanying notes are an integral part of these financial statements.

FS-73

Ivy		Janus		Putnam

High Income		Flexible		Health

2023		2023		2023

$12,594		$11,481		$873
(1,963)		(3,179)		(2,771)
10,631		8,302		(1,898)

-		-		23,108
(4,273)		(13,995)		(3,216)
(4,273)		(13,995)		19,892

13,705		17,770		2,093

$20,063		$12,077		$20,087

High Income		Flexible		Health

2023	2022	2023	2022	2023	2022

$10,631	$15,700	$8,302	$4,263	$(1,898)	$(1,369)
(4,273)	(17,276)	(13,995)	(16,248)	19,892	18,217
13,705	(35,111)	17,770	(65,478)	2,093	(27,512)

20,063	(36,687)	12,077	(77,463)	20,087	(10,664)

1,005	6,590	8,617	7,771	33,785	109,428
5	(7,137)	(4,292)	(68,650)	(83,209)	(8,521)
(24,036)	(68,963)	(45,901)	(125,109)	(16,144)	(8,022)
(184)	(274)	(176)	(254)	(299)	(303)
(23,210)	(69,784)	(41,752)	(186,242)	(65,867)	92,582

(3,147)	(106,471)	(29,675)	(263,705)	(45,780)	81,918
195,545	302,016	335,433	599,138	301,752	219,834
$192,398	$195,545	$305,758	$335,433	$255,972	$301,752

FS-74

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

FOR THE PERIODS ENDED DECEMBER 31

	Putnam

	Asset

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,746
Mortality and expense risk charge	(2,479)
Net investment income(loss)	1,267

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(756)
Net realized gain(loss)	(756)

Change in unrealized appreciation/depreciation	37,460

Net increase(decrease) in net assets resulting
from operations	$37,971

	Asset

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,267	$928
Net realized gain(loss)	(756)	20,705
Net change in unrealized appreciation/depreciation	37,460	(60,614)
Net increase(decrease) in net assets resulting
from operations	37,971	(38,981)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	483	105,083
Subaccounts transfers (including fixed account), net	(8)	1
Transfers for policyowner benefits and terminations	(6,668)	(3,299)
Policyowner maintenance charges	(242)	(205)
Net increase(decrease) from policyowner transactions	(6,435)	101,580

Total increase(decrease) in net assets	31,536	62,599
Net assets at beginning of period	236,441	173,842
Net assets at end of period	$267,977	$236,441

The accompanying notes are an integral part of these financial statements.

FS-75

Van Eck

Gold		Hard Assets

2023		2023

$-		$6,010
(2,073)		(2,247)
(2,073)		3,763

-		-
(514)		1,844
(514)		1,844

25,824		(16,531)

$23,237		$(10,924)

Gold		Hard Assets

2023	2022	2023	2022

$(2,073)	$(4,899)	$3,763	$2,218
(514)	(229,163)	1,844	32,851
25,824	(38,491)	(16,531)	(13,440)

23,237	(272,553)	(10,924)	21,629

18,254	2,066	9,088	79,007
62,584	73,612	2,796	(176,135)
(59,019)	(110,859)	(12,915)	(9,154)
(237)	(524)	(324)	(399)
21,582	(35,705)	(1,355)	(106,681)

44,819	(308,258)	(12,279)	(85,052)
190,284	498,542	235,345	320,397
$235,103	$190,284	$223,066	$235,345

FS-76

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2 NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2023 AND 2022

1. ORGANIZATION

Ameritas Variable Separate Account VA-2 (the "Account") began operations during 1987. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2023, there are one hundred twenty-seven subaccounts available within the Account listed as follows:

Fidelity Management & Research	Fidelity Management & Research
Company LLC	Company LLC, continued
(Advisor)	Fidelity, continued
Fidelity (Fund Series short cite)	*Asset Mgr. Gr. IC
*Equity-Income IC (Subaccount short cite)	*Asset Mgr. Gr. SC
*Equity-Income SC	*Asset Mgr. Gr. SC2
*Equity-Income SC2	*Mid Cap SC2
*Growth IC	*Money Market
*Growth SC	*Money Market SC2
*Growth SC2	*Index 500 SC2
*High Income IC	*Strategic SC2
*High Income SC
*High Income SC2	Fred Alger Management, LLC
*Overseas IC	Alger
*Overseas SC	*Balanced
*Overseas SC2
*Asset Mgr. IC	Massachusetts Financial Services
*Asset Mgr. SC	Company
*Asset Mgr. SC2	MFS
*Inv. Bond IC	*Utilities
*Inv. Bond SC2	*New Discovery
*Contrafund IC	*Total Return
*Contrafund SC	*Growth SC
*Contrafund SC2	*New Discovery SC
*Utilities SC
*Strategic

FS-77

1. ORGANIZATION, continued

Massachusetts Financial Services	Invesco Advisers, Inc.
Company, continued	AIM
MFS, continued	*Intl. Growth
*Research	*Global
*Blended Core SC	*Global Value
*Corporate SC	*Discovery Mid Cap
*Government SC	(Commenced April 30, 2020)
*Growth Allocation SC	*Diversified
*Moderate SC	*Value
*Conservative SC	*Real Estate
*Blended Small Cap SC
*Global Real Estate IC	Calvert Research and Management
(Commenced February 3, 2021)	(See Note 3)
*Global Real Estate SC	Summit
(Commenced August 27, 2020)	*S&P MidCap
*Russell Small Cap
Morgan Stanley Investment	*Nasdaq-100 Index
Management Inc.	*EAFE Intl.
Van Kampen	*S&P 500
*Emerging Markets	*Barclays
*Intl. Magnum	*Growth
*U.S. Real Estate	*Mod. Growth
*Global II	*Moderate

Calvert Research and Management	Third Avenue Management LLC
Calvert	Third Avenue
*Balanced	*Value
*Mid Cap
*Balanced F	BNY Mellon Investment Adviser, Inc.
Dreyfus
American Century Investment	*MidCap
Management, Inc.	*Small Cap
American Century
*Income & Growth
*Mid Cap Value
*Inc. & Growth II

FS-78

1. ORGANIZATION, continued

DWS Investment Management Americas, Inc.	Franklin Advisers, Inc.
Scudder	Franklin Templeton
*Small Mid Value	*Global Bond
*Thematic	*Income
*Alternative
Franklin Mutual Advisers, LLC
Neuberger Berman Investment Advisers LLC	Franklin Templeton
Neuberger Berman	*Global Discovery
*Regency	*Small Cap
*Intrinsic
*Growth	Templeton Investment Counsel, LLC
Franklin Templeton
T. Rowe Price Associates, Inc.	*Foreign
T. Rowe
*Blue Chip	AllianceBernstein L.P.
AllianceBernstein
Pacific Investment Management	*Growth and Income
Company LLC
Pimco	Capital Research and Management Company (SM)
*Total Return	American Funds
*Low Duration	*Managed
*Short Term	*Blue Chip
*Emerging	*Global
*Low Duration Adv.	*Growth
*Real Return	*International
*Commodity	*New World
*Growth-Income
ALPS Advisors, Inc.	*Asset
Ibbotson
*Balanced
*Growth
*Income

FS-79

1. ORGANIZATION, continued

Columbia Management Investment	Janus Capital Management LLC
Advisers, LLC	Janus
Columbia	*Flexible
*Strategic
*Emerging	Putnam Investment Management, LLC
*International	Putnam
*Smaller-Cap	*Health
*Mid Cap	*Asset
*High Yield
*Large Core	Van Eck Associates Corporation
Van Eck
Delaware Management Company	*Gold
Ivy	*Hard Assets
*Strategy
*Balanced
*Energy
*Small Cap Value
*Science
*Mid Cap Growth
*International
*Global
*High Income

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-80

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-81

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2023 and 2022, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
Russell Small Cap	.050
Nasdaq-100 Index	.050
S&P 500.050
Barclays	.050
Growth	.050
Mod. Growth	.050
Moderate	.050

FS-82

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2023 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$809,048	$1,866,134
Equity-Income SC	510,559	594,601
Equity-Income SC2	816,957	1,375,499
Growth IC	1,251,870	2,880,376
Growth SC	126,344	189,731
Growth SC2	916,768	1,119,295
High Income IC	512,913	598,278
High Income SC	55,659	91,805
High Income SC2	2,635,251	5,865,801
Overseas IC	176,077	497,388
Overseas SC	6,316	68,823
Overseas SC2	256,423	1,337,538
Asset Mgr. IC	215,443	842,057
Asset Mgr. SC	41,625	55,215
Asset Mgr. SC2	103,863	246,731
Inv. Bond IC	375,051	823,485
Inv. Bond SC2	3,296,769	5,977,788
Contrafund IC	913,825	2,397,476
Contrafund SC	166,238	585,823
Contrafund SC2	2,259,743	4,763,308
Asset Mgr. Gr. IC	27,416	221,422
Asset Mgr. Gr. SC	2,854	2,316
Asset Mgr. Gr. SC2	9,460	77,424
Mid Cap SC2	375,627	555,632
Money Market	9,776,312	11,173,718
Money Market SC2	562,630	1,201,119
Index 500 SC2	932,387	987,884
Strategic SC2	26,253	42,342

Alger:
Balanced	518,047	1,254,582

MFS:
Utilities	3,232,679	2,936,674
New Discovery	291,199	857,675
Total Return	599,065	992,132
Growth SC	189,672	80,215
New Discovery SC	39,566	62,296
Utilities SC	1,478,965	202,301
Strategic	923,520	623,279
Research	638,654	3,956,306
Blended Core SC	129,191	24,756
Corporate SC	685,083	54,165
Government SC	4,224	10,139

FS-83

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS, continued:
Growth Allocation SC	$100,928	$27,904
Moderate SC	140,204	51,035
Conservative SC	32,698	17,251
Blended Small Cap SC	32,687	21,229
Global Real Estate IC	1,894	24,384
Global Real Estate SC	96,577	6,842

Van Kampen:
Emerging Markets	993,357	2,665,727
Intl. Magnum	51,858	282,930
U.S. Real Estate	2,074,742	4,723,971
Global II	1,527	2,931

Calvert:
Balanced	381,360	761,086
Mid Cap	3,306	99,389
Balanced F	1,045,979	160,515

American Century:
Income & Growth	1,857,712	4,795,444
Mid Cap Value	1,633,230	1,138,657
Inc. & Growth II	627,308	239,051

AIM:
Intl. Growth	408,648	1,695,448
Global	277,378	302,388
Global Value	40,606	418,495
Discovery Mid Cap	124,559	451,712
Diversified	92,019	12,995
Value	83,435	34,680
Real Estate	982,887	61,409

Summit:
S&P MidCap	3,523,115	7,620,641
Russell Small Cap	1,079,899	3,465,732
Nasdaq-100 Index	1,706,133	11,685,168
EAFE Intl.	1,582,645	7,588,435
S&P 500	8,930,055	23,140,253
Barclays	3,695,526	6,395,653
Growth	9,040,063	20,121,449
Mod. Growth	4,106,697	8,678,116
Moderate	4,610,699	10,178,863

FS-84

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Third Avenue:
Value	$1,008,094	$1,692,143

Dreyfus:
MidCap	202,639	383,084
Small Cap	91,514	38,583

Scudder:
Small Mid Value	256,970	297,147
Thematic	77,852	245,128
Alternative	4,574	15,872

Neuberger Berman:
Regency	173,385	214,323
Intrinsic	59,330	40,001
Growth	17,609	109,985

T. Rowe:
Blue Chip	1,852,512	13,375,273

Pimco:
Total Return	1,427,555	1,331,756
Low Duration	397,277	1,114,178
Short Term	131,151	399,591
Emerging	5,285	16,292
Low Duration Adv.	37,463	10,322
Real Return	1,740,321	356,410
Commodity	32,192	60,371

Ibbotson:
Balanced	76,455	77,245
Growth	77,396	25,125
Income	34,831	172,093

Franklin Templeton:
Global Bond	1,140,284	2,484,467
Income	1,505,199	454,158
Global Discovery	22,311	891
Small Cap	34,076	52,792
Foreign	541,269	16,272

AllianceBernstein:
Growth and Income	65,340	16,390

FS-85

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
Managed	$4,058,893	$7,817,517
Blue Chip	136,971	295,655
Global	119,942	59,272
Growth	800,027	341,320
International	33,263	110,453
New World	189,870	62,411
Growth-Income	499,831	142,766
Asset	362,106	366,649

Columbia:
Strategic	51,729	14,899
Emerging	4,051	2,794
International	3,890	2,152
Smaller-Cap	54,550	32,345
Mid Cap	145,546	50,188
High Yield	42,678	24,148
Large Core	68,591	73,158

Ivy:
Strategy	140	64
Balanced	1,296,491	705,972
Energy	178,642	121,809
Small Cap Value	35,487	14,880
Science	341,358	220,599
Mid Cap Growth	143,932	52,004
International	35,241	33,807
Global	38,693	8,619
High Income	13,130	25,709

Janus:
Flexible	45,027	78,477

Putnam:
Health	56,199	100,856
Asset	4,007	9,175

Van Eck:
Gold	88,073	68,564
Hard Assets	16,607	14,200

FS-86

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2023, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2023	90.48	158.76	123,855	15,967,441	1.86	1.25	1.40	9.12	9.28
2022	82.92	145.28	137,297	16,182,997	1.85	1.25	1.40	(6.27)	(6.13)
2021	88.47	154.77	151,649	18,951,290	1.88	1.25	1.40	23.16	23.35
2020	71.83	125.48	163,294	16,461,478	1.80	1.25	1.40	5.21	5.37
2019	68.28	119.08	183,141	17,430,133	1.98	1.25	1.40	25.68	25.86

Equity-Income SC
2023	98.75	98.75	18,040	1,781,483	1.84	0.95	0.95	9.49	9.49
2022	90.19	90.19	19,555	1,763,649	1.79	0.95	0.95	(5.98)	(5.98)
2021	95.93	95.93	21,396	2,052,414	1.63	0.95	0.95	23.65	23.65
2020	77.58	77.58	25,552	1,982,301	1.73	0.95	0.95	5.54	5.54
2019	73.51	73.51	28,498	2,094,823	1.91	0.95	0.95	26.12	26.12

Equity-Income SC2
2023	81.16	81.16	113,379	9,202,182	1.73	0.95	0.95	9.34	9.34
2022	74.23	74.23	125,195	9,293,146	1.66	0.95	0.95	(6.14)	(6.14)
2021	79.08	79.08	138,768	10,974,114	1.65	0.95	0.95	23.43	23.43
2020	64.07	64.07	155,836	9,984,490	1.64	0.95	0.95	5.43	5.43
2019	60.77	60.77	169,085	10,274,986	1.82	0.95	0.95	25.91	25.91

Growth IC
2023	228.69	328.16	84,502	24,980,282	0.13	1.25	1.40	34.35	34.55
2022	170.22	243.88	93,575	20,636,608	0.62	1.25	1.40	(25.50)	(25.39)
2021	228.49	326.88	101,315	29,965,341	-	1.25	1.40	21.51	21.69
2020	188.04	268.62	110,405	26,839,227	0.07	1.25	1.40	41.89	42.11
2019	132.52	189.03	115,701	19,796,568	0.26	1.25	1.40	32.45	32.65

Growth SC
2023	249.66	249.66	11,667	2,912,675	0.04	0.95	0.95	34.82	34.82
2022	185.18	185.18	12,403	2,296,868	0.52	0.95	0.95	(25.23)	(25.23)
2021	247.69	247.69	13,929	3,449,992	-	0.95	0.95	21.92	21.92
2020	203.15	203.15	15,175	3,082,723	0.06	0.95	0.95	42.39	42.39
2019	142.67	142.67	17,103	2,440,117	0.16	0.95	0.95	32.92	32.92

Growth SC2
2023	186.63	186.63	41,706	7,783,571	-	0.95	0.95	34.61	34.61
2022	138.64	138.64	44,455	6,163,394	0.36	0.95	0.95	(25.35)	(25.35)
2021	185.73	185.73	46,844	8,700,477	-	0.95	0.95	21.74	21.74
2020	152.56	152.56	55,279	8,433,344	0.04	0.95	0.95	42.19	42.19
2019	107.29	107.29	63,508	6,813,826	0.06	0.95	0.95	32.71	32.71

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
High Income IC
2023	21.86	53.72	80,393	2,751,791	5.58	1.25	1.40	8.95	9.11
2022	20.07	49.23	87,782	2,722,007	4.77	1.25	1.40	(12.60)	(12.47)
2021	22.96	56.25	104,043	3,741,269	5.09	1.25	1.40	2.96	3.12
2020	22.30	54.55	109,647	3,861,409	4.95	1.25	1.40	1.32	1.47
2019	22.01	53.76	127,634	4,570,348	4.89	1.25	1.40	13.51	13.68

High Income SC
2023	23.91	23.91	19,322	462,013	5.38	0.95	0.95	9.46	9.46
2022	21.84	21.84	21,861	477,514	4.67	0.95	0.95	(12.39)	(12.39)
2021	24.93	24.93	28,530	711,328	5.17	0.95	0.95	3.51	3.51
2020	24.09	24.09	29,713	715,695	4.28	0.95	0.95	1.68	1.68
2019	23.69	23.69	40,821	967,001	4.93	0.95	0.95	13.84	13.84

High Income SC2
2023	18.06	18.06	2,035,618	36,768,924	5.41	0.95	0.95	9.20	9.20
2022	16.54	16.54	2,323,076	38,425,406	4.78	0.95	0.95	(12.51)	(12.51)
2021	18.90	18.90	2,739,872	51,797,046	5.31	0.95	0.95	3.31	3.31
2020	18.30	18.30	2,727,367	49,910,045	4.99	0.95	0.95	1.45	1.45
2019	18.04	18.04	2,849,273	51,393,136	5.04	0.95	0.95	13.69	13.69

Overseas IC
2023	45.99	56.21	68,873	3,760,441	1.03	1.25	1.40	18.84	19.02
2022	38.70	47.23	75,084	3,449,426	1.03	1.25	1.40	(25.53)	(25.42)
2021	51.97	63.33	83,232	5,133,851	0.52	1.25	1.40	18.04	18.22
2020	44.03	53.57	89,993	4,695,415	0.44	1.25	1.40	14.01	14.18
2019	38.62	46.92	98,879	4,520,509	1.71	1.25	1.40	25.99	26.18

Overseas SC
2023	50.65	50.65	9,350	473,594	0.92	0.95	0.95	19.28	19.28
2022	42.47	42.47	10,714	454,994	0.97	0.95	0.95	(25.29)	(25.29)
2021	56.85	56.85	11,135	632,994	0.44	0.95	0.95	18.45	18.45
2020	47.99	47.99	11,956	573,813	0.33	0.95	0.95	14.40	14.40
2019	41.95	41.95	13,594	570,299	1.55	0.95	0.95	26.47	26.47

Overseas SC2
2023	38.89	38.89	190,313	7,400,769	0.77	0.95	0.95	19.09	19.09
2022	32.65	32.65	220,474	7,199,315	0.89	0.95	0.95	(25.39)	(25.39)
2021	43.77	43.77	216,047	9,455,634	0.32	0.95	0.95	18.26	18.26
2020	37.01	37.01	244,909	9,063,432	0.22	0.95	0.95	14.24	14.24
2019	32.39	32.39	259,055	8,391,716	1.52	0.95	0.95	26.30	26.30

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Asset Mgr. IC
2023	43.04	68.44	92,475	5,997,091	2.26	1.25	1.40	11.39	11.55
2022	38.64	61.36	104,950	6,096,290	2.00	1.25	1.40	(16.11)	(15.99)
2021	46.06	73.04	117,268	8,074,937	1.56	1.25	1.40	8.40	8.56
2020	42.49	67.28	132,894	8,448,502	1.48	1.25	1.40	13.27	13.44
2019	37.51	59.31	145,777	8,149,931	1.73	1.25	1.40	16.61	16.78

Asset Mgr. SC
2023	46.91	46.91	22,153	1,039,319	2.28	0.95	0.95	11.84	11.84
2022	41.95	41.95	23,023	965,805	1.85	0.95	0.95	(15.83)	(15.83)
2021	49.84	49.84	26,784	1,334,921	1.45	0.95	0.95	8.76	8.76
2020	45.82	45.82	29,474	1,350,645	1.39	0.95	0.95	13.65	13.65
2019	40.32	40.32	35,814	1,443,988	1.57	0.95	0.95	17.05	17.05

Asset Mgr. SC2
2023	36.76	36.76	39,546	1,453,877	2.12	0.95	0.95	11.59	11.59
2022	32.94	32.94	44,577	1,468,574	1.77	0.95	0.95	(15.95)	(15.95)
2021	39.20	39.20	51,962	2,036,713	1.40	0.95	0.95	8.65	8.65
2020	36.08	36.08	53,808	1,941,215	1.26	0.95	0.95	13.45	13.45
2019	31.80	31.80	59,260	1,884,410	1.55	0.95	0.95	16.90	16.90

Inv. Bond IC
2023	24.82	27.81	146,479	4,211,304	2.49	0.95	1.40	4.73	5.20
2022	23.69	26.43	163,937	4,512,421	2.09	0.95	1.40	(14.16)	(13.78)
2021	27.60	30.66	200,933	6,445,446	2.00	0.95	1.40	(1.98)	(1.54)
2020	28.16	31.14	212,311	6,981,943	2.09	0.95	1.40	7.87	8.36
2019	26.11	28.73	251,075	7,638,571	2.70	0.95	1.40	8.15	8.63

Inv. Bond SC2
2023	13.11	22.78	2,797,954	61,960,639	2.45	0.95	1.00	4.95	5.00
2022	12.49	21.69	2,940,024	62,592,795	1.99	0.95	1.00	(14.07)	(14.03)
2021	14.54	25.23	3,387,053	83,775,363	1.81	0.95	1.00	(1.88)	(1.83)
2020	14.82	25.70	3,374,854	84,903,398	2.03	0.95	1.00	8.08	8.13
2019	13.71	23.77	3,715,232	86,492,882	2.51	0.95	1.00	8.32	8.37

Contrafund IC
2023	147.15	164.99	122,534	19,390,931	0.48	1.25	1.40	31.61	31.80
2022	111.81	125.17	136,942	16,452,453	0.50	1.25	1.40	(27.33)	(27.22)
2021	153.87	172.00	148,286	24,512,036	0.06	1.25	1.40	26.06	26.25
2020	122.05	136.24	163,532	21,430,504	0.25	1.25	1.40	28.75	28.94
2019	94.80	105.66	194,063	19,787,559	0.46	1.25	1.40	29.75	29.95

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2023	160.76	160.76	28,189	4,531,692	0.37	0.95	0.95	32.09	32.09
2022	121.71	121.71	31,901	3,882,659	0.40	0.95	0.95	(27.08)	(27.08)
2021	166.90	166.90	37,228	6,213,287	0.05	0.95	0.95	26.51	26.51
2020	131.93	131.93	40,997	5,408,811	0.15	0.95	0.95	29.20	29.20
2019	102.12	102.12	45,143	4,609,796	0.36	0.95	0.95	30.21	30.21

Contrafund SC2
2023	80.17	135.38	231,992	29,082,046	0.25	0.95	1.00	31.80	31.87
2022	60.83	102.66	255,644	24,821,661	0.27	0.95	1.00	(27.22)	(27.18)
2021	83.57	140.98	273,079	36,108,012	0.03	0.95	1.00	26.25	26.31
2020	66.20	111.62	314,267	33,239,035	0.08	0.95	1.00	28.94	29.00
2019	51.34	86.52	373,853	30,500,014	0.21	0.95	1.00	29.97	30.04

Asset Mgr. Gr. IC
2023	46.60	51.79	19,567	929,067	1.65	1.25	1.40	14.76	14.93
2022	40.61	45.06	24,124	994,480	1.77	1.25	1.40	(18.03)	(17.91)
2021	49.54	54.89	25,805	1,296,755	1.41	1.25	1.40	12.38	12.55
2020	44.08	48.77	26,444	1,182,462	1.11	1.25	1.40	15.64	15.81
2019	33.12	42.11	28,839	1,112,903	1.56	1.25	1.40	21.13	21.31

Asset Mgr. Gr. SC
2023	44.03	44.03	3,252	143,189	1.77	0.95	0.95	15.12	15.12
2022	38.25	38.25	3,266	124,922	1.76	0.95	0.95	(17.73)	(17.73)
2021	46.50	46.50	3,283	152,648	1.35	0.95	0.95	12.81	12.81
2020	41.21	41.21	3,309	136,360	1.03	0.95	0.95	16.05	16.05
2019	35.52	35.52	3,646	129,475	1.50	0.95	0.95	21.50	21.50

Asset Mgr. Gr. SC2
2023	34.80	34.80	14,358	499,697	1.66	0.95	0.95	14.96	14.96
2022	30.28	30.28	16,540	500,761	1.46	0.95	0.95	(17.83)	(17.83)
2021	36.84	36.84	19,459	716,972	1.14	0.95	0.95	12.61	12.61
2020	32.72	32.72	21,696	709,832	0.86	0.95	0.95	15.84	15.84
2019	28.24	28.24	24,044	679,075	1.29	0.95	0.95	21.34	21.34

Mid Cap SC2
2023	78.38	83.68	53,817	3,920,646	0.38	0.95	1.40	13.22	13.72
2022	69.23	73.58	56,740	3,703,564	0.25	0.95	1.40	(16.14)	(15.77)
2021	82.56	87.36	65,284	5,080,880	0.37	0.95	1.40	23.57	24.13
2020	66.81	70.38	69,001	4,463,685	0.40	0.95	1.40	16.23	16.75
2019	57.48	60.28	78,476	4,365,591	0.67	0.95	1.40	21.47	22.01

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2023	0.97	1.01	13,195,737	13,262,336	4.78	0.95	1.40	3.44	3.91
2022	0.94	0.98	15,163,897	14,659,741	1.53	0.95	1.40	0.03	0.48
2021	0.94	0.97	12,075,577	11,632,795	0.01	0.95	1.40	(1.38)	(0.93)
2020	0.95	0.98	13,074,064	12,724,373	0.29	0.95	1.40	(1.07)	(0.63)
2019	0.96	0.99	11,274,789	11,040,862	2.01	0.95	1.40	0.60	1.05

Money Market SC2
2023	1.02	1.02	2,037,209	2,071,956	4.53	1.00	1.00	3.60	3.60
2022	0.98	0.98	2,760,941	2,710,445	1.82	1.00	1.00	0.26	0.26
2021	0.98	0.98	929,540	910,223	0.01	1.00	1.00	(0.99)	(0.99)
2020	0.99	0.99	995,842	984,814	0.19	1.00	1.00	(0.76)	(0.76)
2019	1.00	1.00	803,081	800,253	1.68	1.00	1.00	0.75	0.75

Index 500 SC2
2023	495.74	495.74	18,499	9,170,441	1.26	1.00	1.00	24.63	24.63
2022	397.75	397.75	18,695	7,436,074	1.19	1.00	1.00	(19.23)	(19.23)
2021	492.43	492.43	21,124	10,402,035	1.05	1.00	1.00	26.99	26.99
2020	387.79	387.79	20,496	7,947,904	1.58	1.00	1.00	16.77	16.77
2019	332.09	332.09	20,649	6,857,332	1.78	1.00	1.00	29.72	29.72

Strategic SC2
2023	13.01	13.01	35,719	464,801	4.36	1.00	1.00	8.10	8.10
2022	12.04	12.04	38,258	460,553	3.22	1.00	1.00	(12.40)	(12.40)
2021	13.74	13.74	42,672	586,375	2.37	1.00	1.00	2.50	2.50
2020	13.41	13.41	38,346	514,055	3.34	1.00	1.00	6.09	6.09
2019	12.64	12.64	35,087	443,349	4.05	1.00	1.00	9.56	9.56

Alger:
Balanced
2023	40.92	45.83	111,527	5,665,558	1.43	0.95	1.40	15.81	16.33
2022	35.33	39.40	125,833	5,576,542	1.10	0.95	1.40	(12.54)	(12.14)
2021	40.40	44.84	145,985	7,377,713	0.82	0.95	1.40	17.47	18.00
2020	34.39	38.00	153,902	6,610,612	1.27	0.95	1.40	8.70	9.19
2019	31.64	34.80	161,018	6,399,968	1.47	0.95	1.40	17.85	18.38

MFS:
Utilities
2023	101.31	113.57	240,258	25,117,926	3.49	0.95	1.40	(3.46)	(3.03)
2022	104.94	117.12	255,667	27,646,868	2.35	0.95	1.40	(0.64)	(0.19)
2021	105.62	117.34	280,062	30,357,470	1.74	0.95	1.40	12.51	13.02
2020	93.87	103.83	296,276	28,474,561	2.50	0.95	1.40	4.43	4.90
2019	89.89	98.98	313,720	28,824,613	3.96	0.95	1.40	23.33	23.89

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
New Discovery
2023	60.48	67.38	100,646	6,593,591	-	0.95	1.40	12.83	13.34
2022	53.60	59.45	108,864	6,291,408	-	0.95	1.40	(30.73)	(30.42)
2021	77.38	85.45	118,064	9,816,475	-	0.95	1.40	0.39	0.84
2020	77.08	84.73	137,249	11,321,341	-	0.95	1.40	43.86	44.52
2019	53.58	58.63	167,037	9,543,670	-	0.95	1.40	39.74	40.36

Total Return
2023	38.76	44.01	114,905	5,023,530	2.01	0.95	1.40	8.92	9.40
2022	35.58	40.23	131,256	5,239,584	1.74	0.95	1.40	(10.84)	(10.43)
2021	39.91	44.92	155,008	6,907,338	1.77	0.95	1.40	12.54	13.04
2020	35.46	39.73	180,086	7,098,177	2.29	0.95	1.40	8.29	8.78
2019	32.75	36.53	189,010	6,851,729	2.31	0.95	1.40	18.72	19.25

Growth SC
2023	102.25	102.25	9,164	937,047	-	1.00	1.00	34.17	34.17
2022	76.21	76.21	8,554	651,890	-	1.00	1.00	(32.48)	(32.48)
2021	112.87	112.87	10,662	1,203,431	-	1.00	1.00	22.01	22.01
2020	92.51	92.51	10,621	982,522	-	1.00	1.00	30.23	30.23
2019	71.03	71.03	10,354	735,470	-	1.00	1.00	36.41	36.41

New Discovery SC
2023	30.14	30.14	25,192	759,178	-	1.00	1.00	13.12	13.12
2022	26.64	26.64	25,745	685,851	-	1.00	1.00	(30.69)	(30.69)
2021	38.44	38.44	29,482	1,133,158	-	1.00	1.00	0.56	0.56
2020	38.22	38.22	21,858	835,400	-	1.00	1.00	44.14	44.14
2019	26.52	26.52	29,080	771,101	-	1.00	1.00	39.87	39.87

Utilities SC
2023	43.93	43.93	69,059	3,033,696	3.37	1.00	1.00	(3.30)	(3.30)
2022	45.43	45.43	46,183	2,097,971	2.31	1.00	1.00	(0.52)	(0.52)
2021	45.66	45.66	43,357	1,979,810	1.49	1.00	1.00	12.69	12.69
2020	40.52	40.52	43,862	1,777,264	2.21	1.00	1.00	4.57	4.57
2019	38.75	38.75	42,454	1,645,000	4.08	1.00	1.00	23.56	23.56

Strategic
2023	11.63	12.19	240,133	2,898,452	3.81	0.95	1.40	6.10	6.58
2022	10.96	11.43	220,201	2,498,189	3.37	0.95	1.40	(14.90)	(14.52)
2021	12.88	13.38	271,946	3,614,952	3.17	0.95	1.40	(0.93)	(0.48)
2020	13.00	13.44	279,065	3,727,487	3.63	0.95	1.40	7.83	8.32
2019	12.06	12.41	304,489	3,757,696	3.38	0.95	1.40	10.05	10.55

FS-93

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Research
2023	20.77	21.60	1,148,626	24,785,281	1.06	0.95	1.40	11.45	11.95
2022	18.62	19.29	1,311,900	25,287,200	1.86	0.95	1.40	(18.72)	(18.35)
2021	22.91	23.63	1,394,850	32,934,556	0.81	0.95	1.40	10.01	10.52
2020	20.82	21.38	1,575,087	33,654,625	2.07	0.95	1.40	11.33	11.88
2019	18.70	19.11	1,781,630	34,028,582	1.46	0.95	1.40	26.25	26.84

Blended Core SC
2023	110.03	110.03	2,163	237,949	1.25	1.00	1.00	26.93	26.93
2022	86.68	86.68	1,241	107,601	0.64	1.00	1.00	(17.03)	(17.03)
2021	104.48	104.48	1,385	144,648	1.44	1.00	1.00	27.90	27.90
2020	81.69	81.69	466	38,082	1.36	1.00	1.00	13.92	13.92
2019	71.71	71.71	436	31,230	1.13	1.00	1.00	27.59	27.59

Corporate SC
2023	12.50	12.50	88,668	1,107,977	4.23	1.00	1.00	7.82	7.82
2022	11.59	11.59	37,997	440,387	2.70	1.00	1.00	(17.45)	(17.45)
2021	14.04	14.04	45,951	645,136	2.66	1.00	1.00	(2.63)	(2.63)
2020	14.42	14.42	49,014	706,759	3.18	1.00	1.00	9.24	9.24
2019	13.20	13.20	49,328	651,113	3.54	1.00	1.00	13.32	13.32

Government SC
2023	12.07	12.07	7,134	86,082	1.22	1.00	1.00	2.83	2.83
2022	11.73	11.73	7,638	89,625	0.41	1.00	1.00	(13.32)	(13.32)
2021	13.54	13.54	85,073	1,151,636	1.96	1.00	1.00	(3.11)	(3.11)
2020	13.97	13.97	109,197	1,525,676	2.66	1.00	1.00	5.06	5.06
2019	13.30	13.30	104,208	1,385,848	2.78	1.00	1.00	5.29	5.29

Growth Allocation SC
2023	19.93	19.93	21,917	436,812	2.22	1.00	1.00	13.89	13.89
2022	17.50	17.50	19,797	346,445	1.57	1.00	1.00	(19.31)	(19.31)
2021	21.69	21.69	45,886	995,115	1.35	1.00	1.00	14.40	14.40
2020	18.96	18.96	22,413	424,897	1.61	1.00	1.00	14.31	14.31
2019	16.58	16.58	23,353	387,293	2.03	1.00	1.00	25.41	25.41

Moderate SC
2023	19.51	19.51	44,609	870,434	2.53	1.00	1.00	11.53	11.53
2022	17.50	17.50	43,348	758,376	1.81	1.00	1.00	(17.74)	(17.74)
2021	21.27	21.27	35,550	756,072	1.77	1.00	1.00	10.15	10.15
2020	19.31	19.31	39,739	767,254	1.74	1.00	1.00	12.94	12.94
2019	17.09	17.09	79,131	1,352,708	2.26	1.00	1.00	20.69	20.69

FS-94

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative SC
2023	15.01	15.01	24,545	368,498	2.66	1.00	1.00	8.94	8.94
2022	13.78	13.78	24,934	343,613	2.32	1.00	1.00	(16.37)	(16.37)
2021	16.48	16.48	18,905	311,511	1.74	1.00	1.00	5.64	5.64
2020	15.60	15.60	11,058	172,470	2.38	1.00	1.00	10.95	10.95
2019	14.06	14.06	10,931	153,679	2.37	1.00	1.00	15.32	15.32

Blended Small Cap SC
2023	23.44	23.44	12,083	283,239	0.53	1.00	1.00	17.49	17.49
2022	19.95	19.95	11,905	237,504	0.55	1.00	1.00	(19.37)	(19.37)
2021	24.74	24.74	6,620	163,801	0.63	1.00	1.00	27.89	27.89
2020	19.35	19.35	13,296	257,238	0.53	1.00	1.00	1.12	1.12
2019	19.13	19.13	16,805	321,523	0.33	1.00	1.00	25.10	25.10

Global Real Estate IC
2023	15.44	15.44	1,625	25,089	0.72	0.95	0.95	10.41	10.41
2022	13.99	13.99	3,373	47,176	1.58	0.95	0.95	(27.63)	(27.63)
2021	19.33	19.33	2,251	43,502	1.80	0.95	0.95	27.57	27.57
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Global Real Estate SC
2023	19.05	19.05	6,778	129,102	0.66	1.00	1.00	10.10	10.10
2022	17.30	17.30	2,057	35,575	1.01	1.00	1.00	(27.86)	(27.86)
2021	23.98	23.98	1,104	26,462	0.82	1.00	1.00	28.58	28.58
2020	18.65	18.65	783	14,597	-	1.00	1.00	8.50	8.50
2019	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2023	24.63	27.60	762,564	18,428,700	1.63	0.95	1.40	10.43	10.92
2022	22.31	24.88	853,682	18,609,479	0.44	0.95	1.40	(26.12)	(25.79)
2021	30.19	33.53	849,058	24,961,745	0.83	0.95	1.40	1.56	2.02
2020	29.73	32.87	914,939	26,380,420	1.45	0.95	1.40	12.85	13.36
2019	26.35	29.00	1,049,539	26,711,711	1.07	0.95	1.40	17.93	18.46

Intl. Magnum
2023	19.99	22.49	48,473	1,052,304	1.72	0.95	1.40	12.49	13.00
2022	17.77	19.90	59,946	1,158,230	-	0.95	1.40	(18.09)	(17.72)
2021	21.70	24.19	67,300	1,581,433	1.86	0.95	1.40	6.86	7.35
2020	20.30	22.53	80,412	1,768,149	1.44	0.95	1.40	9.37	9.87
2019	18.56	20.51	94,885	1,905,603	1.91	0.95	1.40	16.14	16.66

FS-95

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Van Kampen, continued:
U.S. Real Estate
2023	49.54	55.49	961,851	50,128,089	2.25	0.95	1.40	12.93	13.44
2022	43.87	48.91	1,027,692	47,224,743	1.21	0.95	1.40	(28.06)	(27.74)
2021	60.98	67.69	1,078,084	68,577,045	2.03	0.95	1.40	37.86	38.48
2020	44.23	48.88	1,374,851	63,161,936	2.94	0.95	1.40	(18.01)	(17.64)
2019	53.95	59.35	1,166,379	65,092,376	1.86	0.95	1.40	17.29	17.82

Global II
2023	13.17	13.17	6,569	86,499	1.58	1.00	1.00	12.82	12.82
2022	11.67	11.67	6,718	78,416	-	1.00	1.00	(17.89)	(17.89)
2021	14.21	14.21	5,540	78,749	1.81	1.00	1.00	7.15	7.15
2020	13.27	13.27	6,424	85,224	1.30	1.00	1.00	9.74	9.74
2019	12.09	12.09	7,910	95,618	1.71	1.00	1.00	16.57	16.57

Calvert:
Balanced
2023	5.10	5.67	1,068,135	5,756,685	1.58	0.95	1.40	15.20	15.72
2022	4.43	4.90	1,155,620	5,387,211	1.18	0.95	1.40	(16.58)	(16.21)
2021	5.31	5.84	1,296,308	7,241,124	1.17	0.95	1.40	13.52	14.03
2020	4.67	5.12	1,366,285	6,705,211	1.53	0.95	1.40	13.66	14.17
2019	4.11	4.49	1,419,539	6,110,659	1.57	0.95	1.40	22.68	23.23

Mid Cap
2023	79.77	88.67	21,734	1,821,648	0.19	0.95	1.40	10.11	10.59
2022	72.45	80.18	22,753	1,725,805	-	0.95	1.40	(20.59)	(20.24)
2021	91.24	100.53	23,865	2,270,714	0.19	0.95	1.40	13.43	13.94
2020	80.43	88.23	26,901	2,246,788	0.44	0.95	1.40	10.69	11.19
2019	72.67	79.35	30,613	2,300,344	0.44	0.95	1.40	29.54	30.12

Balanced F
2023	3.50	3.50	397,663	1,393,792	1.57	1.00	1.00	15.27	15.27
2022	3.04	3.04	108,178	328,948	1.24	1.00	1.00	(16.30)	(16.30)
2021	3.63	3.63	97,156	352,982	0.95	1.00	1.00	13.58	13.58
2020	3.20	3.20	144,496	462,194	1.43	1.00	1.00	13.62	13.62
2019	2.82	2.82	154,778	435,748	1.62	1.00	1.00	23.04	23.04

American Century:
Income & Growth
2023	21.09	23.55	1,621,961	38,594,497	1.54	0.95	1.40	7.15	7.63
2022	19.69	21.88	1,760,970	38,937,292	1.73	0.95	1.40	(13.94)	(13.56)
2021	22.87	25.31	2,050,005	52,432,858	1.06	0.95	1.40	21.94	22.49
2020	18.76	20.67	2,429,786	50,772,303	1.95	0.95	1.40	10.25	10.75
2019	17.01	18.66	2,743,359	51,753,850	2.07	0.95	1.40	22.23	22.78

FS-96

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century, continued:
Mid Cap Value
2023	42.58	45.64	176,031	8,004,114	2.30	0.95	1.40	4.67	5.14
2022	33.24	43.41	186,704	8,076,237	2.23	0.95	1.40	(2.57)	(2.12)
2021	34.12	44.36	231,256	10,226,897	1.12	0.95	1.40	21.50	22.04
2020	28.08	36.35	271,724	9,845,369	1.82	0.95	1.40	(0.21)	0.25
2019	28.14	36.25	302,260	10,934,634	2.06	0.95	1.40	27.35	27.93

Inc. & Growth II
2023	16.06	16.06	92,705	1,488,854	1.29	1.00	1.00	7.16	7.16
2022	14.99	14.99	67,143	1,006,233	1.55	1.00	1.00	(13.70)	(13.70)
2021	17.36	17.36	63,740	1,106,830	0.84	1.00	1.00	22.12	22.12
2020	14.22	14.22	53,700	763,596	1.72	1.00	1.00	10.34	10.34
2019	12.89	12.89	57,075	735,534	1.83	1.00	1.00	22.52	22.52

AIM:
Intl. Growth
2023	48.50	51.73	145,819	7,535,984	0.19	0.95	1.40	16.51	17.03
2022	41.63	44.20	171,603	7,581,720	1.73	0.95	1.40	(19.44)	(19.08)
2021	51.67	54.62	177,408	9,687,766	1.25	0.95	1.40	4.42	4.89
2020	49.48	52.07	199,472	10,392,892	2.38	0.95	1.40	12.41	12.92
2019	44.02	46.11	222,832	10,285,478	1.55	0.95	1.40	26.79	27.36

Global
2023	19.41	20.72	118,339	2,454,545	1.52	0.95	1.40	7.54	8.02
2022	18.05	19.18	119,881	2,300,246	2.88	0.95	1.40	(25.98)	(25.64)
2021	24.38	25.80	114,867	2,962,546	2.77	0.95	1.40	23.97	24.53
2020	19.67	20.72	127,097	2,631,659	5.11	0.95	1.40	(13.54)	(13.15)
2019	22.75	23.85	123,310	2,940,788	4.59	0.95	1.40	21.29	21.84

Global Value
2023	27.56	30.99	97,916	2,759,131	0.56	0.95	1.40	20.04	20.58
2022	22.95	25.70	112,422	2,625,563	0.34	0.95	1.40	(22.96)	(22.61)
2021	29.79	33.21	117,888	3,559,437	0.95	0.95	1.40	14.36	14.88
2020	26.05	28.91	127,571	3,353,444	1.34	0.95	1.40	11.65	12.16
2019	23.33	25.77	145,633	3,416,459	1.38	0.95	1.40	23.46	24.02

Discovery Mid Cap
2023	94.56	96.06	23,667	2,265,748	-	0.95	1.40	11.60	12.09
2022	84.74	85.70	27,029	2,311,275	-	0.95	1.40	(31.96)	(31.63)
2021	124.53	125.35	29,852	3,735,999	-	0.95	1.40	17.49	17.97
2020	105.99	106.25	33,168	3,521,994	-	0.95	1.40	46.96	47.33
2019	-	-	-	-	-	-	-	-	-

FS-97

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Diversified
2023	38.59	38.59	13,369	515,938	1.84	1.00	1.00	7.69	7.69
2022	35.83	35.83	12,410	444,721	1.64	1.00	1.00	(2.90)	(2.90)
2021	36.90	36.90	13,102	483,515	2.21	1.00	1.00	17.42	17.42
2020	31.43	31.43	11,463	360,276	2.73	1.00	1.00	(1.13)	(1.13)
2019	31.79	31.79	12,586	400,085	2.89	1.00	1.00	23.54	23.54

Value
2023	28.44	28.44	8,077	229,711	0.44	1.00	1.00	14.15	14.15
2022	24.92	24.92	7,799	194,313	0.48	1.00	1.00	(3.83)	(3.83)
2021	25.91	25.91	7,407	191,877	0.27	1.00	1.00	26.36	26.36
2020	20.50	20.50	7,039	144,316	0.66	1.00	1.00	(0.15)	(0.15)
2019	20.53	20.53	6,699	137,539	0.41	1.00	1.00	23.47	23.47

Real Estate
2023	17.32	17.32	90,411	1,565,809	1.23	1.00	1.00	7.75	7.75
2022	16.07	16.07	33,353	536,098	3.03	1.00	1.00	(25.88)	(25.88)
2021	21.69	21.69	27,325	592,591	2.38	1.00	1.00	24.20	24.20
2020	17.46	17.46	31,060	542,356	4.63	1.00	1.00	(13.43)	(13.43)
2019	20.17	20.17	36,632	738,912	3.79	1.00	1.00	21.43	21.43

Summit:
S&P MidCap
2023	58.06	64.26	852,717	53,697,411	1.20	0.95	1.40	14.52	15.03
2022	50.70	55.87	961,350	52,600,077	0.92	0.95	1.40	(14.53)	(14.15)
2021	59.32	65.07	1,102,158	70,360,366	0.82	0.95	1.40	22.69	23.24
2020	48.35	52.80	1,328,710	69,091,949	1.23	0.95	1.40	11.75	12.25
2019	43.27	47.04	1,489,617	69,037,353	1.16	0.95	1.40	24.09	24.64

Russell Small Cap
2023	35.13	40.65	803,704	31,251,874	0.86	0.95	1.40	14.99	15.50
2022	30.55	35.19	867,560	29,232,893	0.80	0.95	1.40	(21.62)	(21.26)
2021	38.98	44.70	960,671	41,132,281	0.74	0.95	1.40	12.94	13.45
2020	34.51	39.40	1,133,223	42,847,908	1.07	0.95	1.40	17.98	18.51
2019	29.25	33.25	1,327,973	42,427,196	0.92	0.95	1.40	23.34	23.89

Nasdaq-100 Index
2023	36.67	40.73	1,152,549	47,349,649	0.32	0.95	1.40	52.18	52.95
2022	24.10	26.63	1,425,319	38,335,243	0.18	0.95	1.40	(33.61)	(33.28)
2021	36.30	39.92	1,467,385	59,093,189	0.27	0.95	1.40	25.07	25.68
2020	29.02	31.76	1,776,601	56,996,634	0.44	0.95	1.40	46.13	46.83
2019	19.86	21.63	2,378,028	52,075,469	0.51	0.95	1.40	36.79	37.47

FS-98

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
EAFE Intl.
2023	115.11	123.05	319,716	39,483,330	2.92	0.95	1.40	16.40	16.66
2022	98.89	105.47	378,904	40,114,969	3.56	0.95	1.40	(15.68)	(15.39)
2021	117.28	124.65	414,423	51,862,622	1.72	0.95	1.40	9.38	9.83
2020	107.22	113.49	472,036	53,797,148	3.33	0.95	1.40	6.27	6.75
2019	100.90	106.31	503,516	53,759,585	2.64	0.95	1.40	19.47	20.12

S&P 500
2023	325.92	348.70	406,846	139,831,054	1.33	0.95	1.40	24.18	24.74
2022	262.46	279.55	474,950	131,127,744	1.21	0.95	1.40	(19.47)	(19.11)
2021	325.92	345.59	531,165	181,538,527	1.28	0.95	1.40	26.64	27.21
2020	257.36	271.67	633,119	170,453,264	1.66	0.95	1.40	16.46	16.98
2019	220.99	232.23	728,486	167,938,678	1.76	0.95	1.40	29.33	29.91

Barclays
2023	57.75	61.39	1,099,987	67,634,635	2.71	0.95	1.40	4.04	4.48
2022	55.51	58.76	1,165,938	68,622,051	2.60	0.95	1.40	(13.73)	(13.35)
2021	64.35	67.81	1,349,109	91,639,426	2.39	0.95	1.40	(3.21)	(2.75)
2020	66.48	69.73	1,315,258	91,877,673	2.80	0.95	1.40	5.84	6.32
2019	62.81	65.58	1,443,493	94,851,133	3.13	0.95	1.40	6.93	7.39

Growth
2023	23.17	23.34	4,220,639	98,314,479	1.27	0.95	1.00	14.51	14.57
2022	20.23	20.37	5,111,361	103,943,550	0.96	0.95	1.00	(15.78)	(15.74)
2021	24.02	24.18	5,567,934	134,407,241	0.97	0.95	1.00	14.72	14.77
2020	20.94	21.07	6,137,131	129,099,982	1.64	0.95	1.00	1.14	1.19
2019	20.71	20.82	6,914,702	143,773,240	1.33	0.95	1.00	18.04	18.10

Mod. Growth
2023	21.74	22.61	2,475,918	56,355,290	1.32	0.95	1.40	12.22	12.72
2022	19.39	20.06	2,856,605	57,691,981	1.00	0.95	1.40	(15.78)	(15.41)
2021	23.02	23.71	3,156,209	75,361,235	0.98	0.95	1.40	12.09	12.57
2020	20.54	21.06	3,449,586	73,170,124	1.60	0.95	1.40	2.30	2.77
2019	20.08	20.49	3,658,866	75,547,277	1.43	0.95	1.40	16.97	17.45

Moderate
2023	20.63	21.55	2,955,984	63,537,643	1.41	0.95	1.40	10.38	10.87
2022	18.76	19.43	3,413,348	66,170,021	1.06	0.95	1.40	(15.36)	(14.98)
2021	22.16	22.86	3,961,547	90,335,347	1.04	0.95	1.40	8.54	9.03
2020	20.42	20.97	4,301,353	89,969,881	1.68	0.95	1.40	3.89	4.37
2019	19.66	20.09	4,511,397	90,423,044	1.55	0.95	1.40	15.39	15.91

FS-99

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Third Avenue:
Value
2023	48.89	54.10	147,812	7,894,459	2.36	0.95	1.40	19.14	19.68
2022	41.03	45.21	174,929	7,809,629	1.45	0.95	1.40	14.50	15.02
2021	35.84	39.31	198,302	7,709,572	0.67	0.95	1.40	20.38	20.92
2020	29.77	32.51	234,651	7,563,121	2.67	0.95	1.40	(3.75)	(3.32)
2019	30.93	33.62	269,554	8,983,240	0.27	0.95	1.40	10.90	11.40

Dreyfus:
MidCap
2023	52.73	57.98	53,401	2,632,889	0.55	0.95	1.40	16.36	16.88
2022	45.32	49.61	58,611	2,492,121	0.45	0.95	1.40	(15.47)	(15.09)
2021	53.61	58.43	64,905	3,253,838	0.45	0.95	1.40	23.82	24.38
2020	43.30	46.97	77,957	3,158,125	0.54	0.95	1.40	6.35	6.83
2019	40.71	43.97	88,468	3,350,989	0.41	0.95	1.40	18.19	18.73

Small Cap
2023	32.58	32.58	27,812	906,078	1.05	1.00	1.00	14.24	14.24
2022	28.52	28.52	27,612	787,409	0.95	1.00	1.00	(17.48)	(17.48)
2021	34.56	34.56	31,636	1,093,205	0.67	1.00	1.00	24.89	24.89
2020	27.67	27.67	35,032	969,259	1.06	1.00	1.00	9.54	9.54
2019	25.26	25.26	35,637	900,180	0.88	1.00	1.00	21.00	21.00

Scudder:
Small Mid Value
2023	25.14	26.96	65,500	1,754,164	1.15	0.95	1.40	13.36	13.87
2022	22.18	23.68	69,804	1,644,939	0.85	0.95	1.40	(16.97)	(16.60)
2021	26.71	28.39	79,770	2,253,189	1.29	0.95	1.40	28.69	29.27
2020	20.75	21.96	93,205	2,035,507	1.43	0.95	1.40	(2.18)	(1.74)
2019	21.22	22.35	103,124	2,293,928	0.74	0.95	1.40	19.83	20.37

Thematic
2023	14.73	15.80	19,272	301,612	0.88	0.95	1.40	14.44	14.95
2022	12.87	13.75	30,414	416,431	1.08	0.95	1.40	(29.50)	(29.19)
2021	18.71	19.41	33,928	656,729	0.34	0.95	1.40	6.61	7.09
2020	17.55	18.13	36,011	651,564	1.45	0.95	1.40	20.99	21.53
2019	14.15	14.91	44,399	662,550	1.29	0.95	1.40	29.39	29.99

Alternative
2023	15.63	15.63	2,031	31,734	6.36	1.00	1.00	4.62	4.62
2022	14.94	14.94	2,910	43,469	7.12	1.00	1.00	(8.65)	(8.65)
2021	16.35	16.35	2,914	47,644	1.71	1.00	1.00	11.23	11.23
2020	14.70	14.70	3,141	46,176	2.38	1.00	1.00	4.27	4.27
2019	14.10	14.10	3,274	46,159	3.43	1.00	1.00	13.21	13.21

FS-100

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Regency
2023	35.17	37.64	22,411	834,169	1.00	0.95	1.40	9.47	9.96
2022	32.13	34.23	24,869	843,065	0.59	0.95	1.40	(11.00)	(10.60)
2021	36.10	38.29	28,922	1,091,922	0.56	0.95	1.40	30.96	31.55
2020	27.57	29.11	30,898	891,193	1.18	0.95	1.40	(3.97)	(3.54)
2019	27.95	30.18	34,813	1,044,945	0.65	0.95	1.40	15.14	15.64

Intrinsic
2023	28.00	28.00	7,073	198,032	0.47	1.00	1.00	9.59	9.59
2022	25.55	25.55	6,525	166,693	0.16	1.00	1.00	(10.84)	(10.84)
2021	28.66	28.66	9,385	268,932	0.20	1.00	1.00	31.20	31.20
2020	21.84	21.84	10,950	239,160	0.63	1.00	1.00	(3.80)	(3.80)
2019	22.70	22.70	12,177	276,464	0.22	1.00	1.00	15.28	15.28

Growth
2023	41.89	41.89	11,326	474,476	-	1.00	1.00	16.80	16.80
2022	35.87	35.87	13,523	485,054	-	1.00	1.00	(29.53)	(29.53)
2021	50.90	50.90	13,353	679,664	-	1.00	1.00	11.61	11.61
2020	45.61	45.61	16,916	771,509	-	1.00	1.00	38.32	38.32
2019	32.97	32.97	17,299	570,387	-	1.00	1.00	31.17	31.17

T. Rowe:
Blue Chip
2023	46.50	49.87	935,708	47,021,228	-	0.95	1.40	46.89	47.56
2022	31.65	33.79	1,184,404	40,296,829	-	0.95	1.40	(39.51)	(39.24)
2021	52.33	55.62	1,115,047	62,539,380	-	0.95	1.40	15.71	16.22
2020	45.23	47.86	1,285,413	62,030,811	-	0.95	1.40	32.05	32.65
2019	34.25	36.08	1,613,185	58,648,453	-	0.95	1.40	27.78	28.36

Pimco:
Total Return
2023	13.37	14.28	556,819	7,957,836	3.57	0.95	1.40	4.47	4.94
2022	12.80	13.61	563,941	7,676,304	2.59	0.95	1.40	(15.49)	(15.11)
2021	15.14	16.04	675,983	10,840,068	1.83	0.95	1.40	(2.63)	(2.19)
2020	15.55	16.39	669,168	10,974,756	2.14	0.95	1.40	7.13	7.62
2019	14.52	15.23	749,863	11,436,444	3.02	0.95	1.40	6.85	7.33

Low Duration
2023	10.11	10.58	556,444	5,873,063	3.59	0.95	1.40	3.52	4.00
2022	9.77	10.17	642,112	6,517,913	1.62	0.95	1.40	(7.05)	(6.64)
2021	10.53	10.89	805,350	8,759,337	0.52	0.95	1.40	(2.30)	(1.85)
2020	10.78	11.10	799,381	8,862,090	1.20	0.95	1.40	1.55	2.01
2019	10.61	10.88	815,501	8,864,385	2.77	0.95	1.40	2.58	3.04

FS-101

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Short Term
2023	11.12	11.12	114,657	1,275,050	4.36	1.00	1.00	4.75	4.75
2022	10.62	10.62	143,712	1,525,648	1.78	1.00	1.00	(1.24)	(1.24)
2021	10.75	10.75	52,776	567,316	0.93	1.00	1.00	(1.14)	(1.14)
2020	10.87	10.87	46,363	504,141	1.12	1.00	1.00	1.12	1.12
2019	10.75	10.75	13,350	143,563	2.37	1.00	1.00	1.68	1.68

Emerging
2023	14.17	14.17	6,436	91,176	5.60	1.00	1.00	9.90	9.90
2022	12.89	12.89	7,586	97,790	4.70	1.00	1.00	(16.64)	(16.64)
2021	15.46	15.46	8,929	138,074	4.38	1.00	1.00	(3.62)	(3.62)
2020	16.04	16.04	5,097	81,774	4.50	1.00	1.00	5.53	5.53
2019	15.20	15.20	5,426	82,486	4.32	1.00	1.00	13.52	13.52

Low Duration Adv.
2023	10.17	10.17	13,636	138,664	3.51	1.00	1.00	3.83	3.83
2022	9.79	9.79	11,220	109,887	1.12	1.00	1.00	(6.77)	(6.77)
2021	10.51	10.51	49,236	517,253	0.42	1.00	1.00	(2.01)	(2.01)
2020	10.72	10.72	52,069	558,208	1.11	1.00	1.00	1.86	1.86
2019	10.52	10.52	33,336	350,857	2.66	1.00	1.00	2.89	2.89

Real Return
2023	13.09	13.68	302,156	4,118,249	2.92	0.95	1.40	2.14	2.59
2022	12.82	13.33	205,217	2,727,575	7.08	0.95	1.40	(13.21)	(12.82)
2021	14.77	15.30	226,774	3,460,948	5.09	0.95	1.40	4.02	4.49
2020	14.20	14.64	116,938	1,704,734	1.33	0.95	1.40	10.03	10.54
2019	12.90	13.24	76,925	1,016,872	1.68	0.95	1.40	6.81	7.31

Commodity
2023	9.75	9.75	9,232	90,014	18.52	1.00	1.00	(8.84)	(8.84)
2022	10.70	10.70	14,093	150,742	20.03	1.00	1.00	7.59	7.59
2021	9.94	9.94	15,367	152,779	4.02	1.00	1.00	31.79	31.79
2020	7.54	7.54	11,872	89,557	6.13	1.00	1.00	0.22	0.22
2019	7.53	7.53	10,569	79,551	4.28	1.00	1.00	10.25	10.25

Ibbotson:
Balanced
2023	16.92	17.03	33,157	588,068	2.01	0.95	1.40	11.26	11.76
2022	15.14	15.31	34,005	543,209	1.64	0.95	1.40	(14.09)	(13.70)
2021	17.54	17.82	37,681	697,766	1.28	0.95	1.40	9.25	9.74
2020	15.99	16.31	41,420	698,505	1.85	0.95	1.40	7.60	8.09
2019	14.79	15.16	65,579	1,027,190	1.81	0.95	1.40	14.65	15.16

FS-102

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ibbotson, continued:
Growth
2023	18.73	19.85	31,070	610,487	1.97	0.95	1.40	13.67	14.18
2022	16.48	17.38	28,987	501,087	1.58	0.95	1.40	(14.46)	(14.07)
2021	19.26	20.23	29,774	599,064	1.24	0.95	1.40	13.32	13.80
2020	17.00	17.77	29,443	523,155	1.92	0.95	1.40	8.49	8.97
2019	12.93	14.40	39,226	635,628	1.67	0.95	1.40	18.11	18.63

Income
2023	15.12	15.87	11,974	189,954	1.52	0.95	1.40	9.55	9.59
2022	13.80	14.48	21,476	310,480	1.71	0.95	1.40	(13.40)	(13.36)
2021	15.93	16.72	24,339	405,639	1.40	0.95	1.40	4.99	5.46
2020	15.17	15.85	27,327	430,685	1.59	0.95	1.40	7.13	7.40
2019	14.16	14.76	39,183	577,373	1.57	0.95	1.40	11.34	11.84

Franklin Templeton:
Global Bond
2023	15.21	15.88	1,754,276	27,779,580	-	0.95	1.40	1.46	1.92
2022	14.99	15.58	1,822,846	28,350,019	-	0.95	1.40	(6.27)	(5.85)
2021	15.99	16.55	2,170,079	35,830,227	-	0.95	1.40	(6.33)	(5.89)
2020	17.07	17.58	2,021,162	35,467,501	8.06	0.95	1.40	(6.60)	(6.18)
2019	18.28	18.74	2,024,219	37,852,702	7.08	0.95	1.40	0.61	1.05

Income
2023	20.49	20.56	122,616	2,687,843	5.04	0.95	1.40	7.12	7.60
2022	19.05	19.20	84,544	1,717,941	4.71	0.95	1.40	(6.78)	(6.36)
2021	20.34	20.59	72,742	1,585,264	4.60	0.95	1.40	15.14	15.66
2020	17.59	17.89	70,018	1,320,536	6.09	0.95	1.40	(0.71)	(0.26)
2019	17.63	18.01	76,002	1,435,487	4.99	0.95	1.40	14.45	14.95

Global Discovery
2023	31.40	31.40	3,566	111,973	2.58	1.00	1.00	19.12	19.12
2022	26.36	26.36	3,058	80,597	1.36	1.00	1.00	(5.69)	(5.69)
2021	27.95	27.95	2,839	79,338	2.82	1.00	1.00	17.95	17.95
2020	23.70	23.70	2,294	54,350	2.40	1.00	1.00	(5.41)	(5.41)
2019	25.05	25.05	1,129	28,276	1.79	1.00	1.00	23.13	23.13

Small Cap
2023	34.64	34.64	11,230	388,974	0.54	1.00	1.00	11.63	11.63
2022	31.03	31.03	12,473	387,017	1.01	1.00	1.00	(10.96)	(10.96)
2021	34.85	34.85	15,563	542,299	1.27	1.00	1.00	24.12	24.12
2020	28.07	28.07	15,492	434,936	1.32	1.00	1.00	4.14	4.14
2019	26.96	26.96	14,161	381,754	1.06	1.00	1.00	25.09	25.09

FS-103

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton, continued:
Foreign
2023	16.67	16.67	45,282	754,908	3.18	1.00	1.00	19.56	19.56
2022	13.94	13.94	9,259	129,104	3.23	1.00	1.00	(8.52)	(8.52)
2021	15.24	15.24	17,035	259,650	1.83	1.00	1.00	3.13	3.13
2020	14.78	14.78	16,655	246,173	3.29	1.00	1.00	(2.14)	(2.14)
2019	15.10	15.10	9,382	141,702	1.70	1.00	1.00	11.41	11.41

AllianceBernstein:
Growth and Income
2023	59.01	59.01	5,847	345,004	1.25	1.00	1.00	10.62	10.62
2022	53.35	53.35	5,418	289,041	1.15	1.00	1.00	(5.37)	(5.37)
2021	56.37	56.37	5,113	288,251	0.66	1.00	1.00	26.57	26.57
2020	44.54	44.54	5,994	266,955	1.39	1.00	1.00	1.45	1.45
2019	43.90	43.90	5,883	258,270	1.06	1.00	1.00	22.38	22.38

American Funds:
Managed
2023	15.58	16.89	1,662,841	26,463,621	1.79	0.95	1.00	9.14	9.20
2022	14.27	15.48	2,144,627	31,334,701	2.18	0.95	1.00	(14.82)	(14.78)
2021	16.75	18.17	2,292,660	39,207,866	1.35	0.95	1.00	11.39	11.44
2020	15.03	16.31	2,113,782	32,372,475	1.41	0.95	1.00	4.83	4.88
2019	14.33	15.56	1,626,922	23,694,565	2.23	0.95	1.00	7.56	16.81

Blue Chip
2023	26.55	26.55	101,197	2,686,593	1.86	1.00	1.00	16.13	16.13
2022	22.86	22.86	109,614	2,505,930	1.69	1.00	1.00	(9.36)	(9.36)
2021	25.22	25.22	147,210	3,712,922	1.51	1.00	1.00	26.51	26.51
2020	19.94	19.94	161,465	3,219,029	1.71	1.00	1.00	7.60	7.60
2019	18.53	18.53	185,553	3,437,909	2.08	1.00	1.00	20.17	20.17

Global
2023	55.20	55.20	23,283	1,285,292	0.91	1.00	1.00	21.39	21.39
2022	45.47	45.47	23,842	1,084,216	0.66	1.00	1.00	(25.48)	(25.48)
2021	61.03	61.03	23,846	1,455,288	0.35	1.00	1.00	15.27	15.27
2020	52.95	52.95	19,249	1,019,121	0.37	1.00	1.00	29.17	29.17
2019	40.99	40.99	18,072	740,779	1.20	1.00	1.00	33.93	33.93

Growth
2023	206.28	206.28	18,263	3,767,319	0.37	1.00	1.00	37.11	37.11
2022	150.45	150.45	16,354	2,460,476	0.32	1.00	1.00	(30.63)	(30.63)
2021	216.88	216.88	16,796	3,642,720	0.23	1.00	1.00	20.78	20.78
2020	179.57	179.57	15,002	2,693,952	0.31	1.00	1.00	50.57	50.57
2019	119.26	119.26	15,458	1,843,547	0.76	1.00	1.00	29.48	29.48

FS-104

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
International
2023	25.05	25.05	22,553	564,941	1.25	1.00	1.00	14.70	14.70
2022	21.84	21.84	25,831	564,143	1.75	1.00	1.00	(21.57)	(21.57)
2021	27.85	27.85	26,816	746,745	2.39	1.00	1.00	(2.47)	(2.47)
2020	28.55	28.55	27,052	772,405	0.66	1.00	1.00	12.84	12.84
2019	25.30	25.30	29,733	752,357	1.52	1.00	1.00	21.66	21.66

New World
2023	28.67	30.64	24,087	722,029	1.63	0.95	1.00	14.85	14.90
2022	24.95	26.68	19,594	517,424	1.29	0.95	1.00	(22.87)	(22.83)
2021	32.34	34.59	21,364	724,340	0.88	0.95	1.00	3.88	3.93
2020	31.11	33.29	16,867	558,295	0.07	0.95	1.00	21.96	22.35
2019	27.21	27.21	14,665	399,055	0.98	1.00	1.00	27.86	27.86

Growth-Income
2023	104.43	104.43	19,857	2,073,703	1.42	1.00	1.00	24.89	24.89
2022	83.62	83.62	16,845	1,408,572	1.21	1.00	1.00	(17.32)	(17.32)
2021	101.14	101.14	19,221	1,943,928	1.22	1.00	1.00	22.86	22.86
2020	82.31	82.31	17,012	1,400,312	1.29	1.00	1.00	12.42	12.42
2019	73.22	73.22	24,933	1,825,684	1.73	1.00	1.00	24.89	24.89

Asset
2023	35.59	35.59	94,753	3,372,464	2.20	1.00	1.00	13.14	13.14
2022	31.46	31.46	99,965	3,144,788	1.96	1.00	1.00	(14.26)	(14.26)
2021	36.69	36.69	91,201	3,346,346	1.56	1.00	1.00	13.96	13.96
2020	32.20	32.20	88,621	2,853,386	1.62	1.00	1.00	11.34	11.34
2019	28.92	28.92	96,166	2,780,969	2.01	1.00	1.00	20.03	20.03

Columbia:
Strategic
2023	5.40	5.40	40,162	216,673	3.81	1.00	1.00	8.12	8.12
2022	4.99	4.99	34,012	169,710	2.69	1.00	1.00	(12.39)	(12.39)
2021	5.70	5.70	37,364	212,811	5.15	1.00	1.00	0.62	0.62
2020	5.66	5.66	55,869	316,252	3.30	1.00	1.00	5.56	5.56
2019	5.36	5.36	54,529	292,401	3.76	1.00	1.00	9.12	9.12

Emerging
2023	17.82	17.82	6,484	115,540	-	1.00	1.00	8.11	8.11
2022	16.48	16.48	6,347	104,618	-	1.00	1.00	(33.74)	(33.74)
2021	24.87	24.87	6,948	172,836	0.92	1.00	1.00	(8.39)	(8.39)
2020	27.15	27.15	10,329	280,459	0.37	1.00	1.00	31.84	31.84
2019	20.59	20.59	11,111	228,828	0.14	1.00	1.00	29.97	29.97

FS-105

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia, continued:
International
2023	18.21	18.21	12,732	231,844	1.67	1.00	1.00	14.18	14.18
2022	15.95	15.95	12,715	202,774	0.24	1.00	1.00	(15.75)	(15.75)
2021	18.93	18.93	3,164	59,881	1.09	1.00	1.00	8.65	8.65
2020	17.42	17.42	3,147	54,823	1.36	1.00	1.00	7.74	7.74
2019	16.17	16.17	2,476	40,037	1.81	1.00	1.00	23.91	23.91

Smaller-Cap
2023	30.84	30.84	8,448	260,560	-	1.00	1.00	11.73	11.73
2022	27.60	27.60	7,711	212,848	-	1.00	1.00	(15.77)	(15.77)
2021	32.77	32.77	8,074	264,605	-	1.00	1.00	29.32	29.32
2020	25.34	25.34	6,751	171,079	-	1.00	1.00	7.84	7.84
2019	23.50	23.50	5,229	122,888	-	1.00	1.00	16.28	16.28

Mid Cap
2023	32.99	32.99	25,639	845,694	-	1.00	1.00	8.96	8.96
2022	30.27	30.27	22,165	670,989	-	1.00	1.00	(10.56)	(10.56)
2021	33.85	33.85	19,209	650,167	-	1.00	1.00	30.67	30.67
2020	25.90	25.90	20,918	541,828	-	1.00	1.00	6.19	6.19
2019	24.39	24.39	18,618	454,181	-	1.00	1.00	29.95	29.95

High Yield
2023	8.73	8.73	41,609	363,322	5.44	1.00	1.00	10.76	10.76
2022	7.88	7.88	41,186	324,688	4.87	1.00	1.00	(11.66)	(11.66)
2021	8.92	8.92	40,147	358,282	4.99	1.00	1.00	3.75	3.75
2020	8.60	8.60	41,345	355,643	5.62	1.00	1.00	5.25	5.25
2019	8.17	8.17	38,651	315,888	5.54	1.00	1.00	15.37	15.37

Large Core
2023	80.03	80.03	9,928	794,548	-	1.00	1.00	22.85	22.85
2022	65.15	65.15	9,884	643,882	-	1.00	1.00	(19.74)	(19.74)
2021	81.17	81.17	11,599	941,464	-	1.00	1.00	31.12	31.12
2020	61.91	61.91	10,575	654,670	-	1.00	1.00	12.70	12.70
2019	54.93	54.93	10,788	592,641	-	1.00	1.00	23.23	23.23

Ivy:
Strategy
2023	12.44	12.44	558	6,939	2.18	1.00	1.00	12.81	12.81
2022	11.03	11.03	558	6,152	1.59	1.00	1.00	(15.58)	(15.58)
2021	13.06	13.06	558	7,288	1.63	1.00	1.00	9.35	9.35
2020	11.95	11.95	558	6,665	2.11	1.00	1.00	12.74	12.74
2019	10.60	10.60	558	5,911	2.19	1.00	1.00	20.57	20.57

FS-106

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Balanced
2023	8.92	11.41	173,193	2,271,906	0.75	0.95	1.40	14.43	14.94
2022	7.76	9.97	123,535	1,347,803	1.12	0.95	1.40	(17.22)	(16.88)
2021	12.04	12.34	127,205	1,672,184	0.97	0.95	1.40	14.36	14.87
2020	10.53	10.75	114,585	1,316,651	1.36	0.95	1.40	12.53	13.03
2019	9.36	9.51	112,232	1,153,295	1.79	0.95	1.40	20.40	20.94

Energy
2023	5.24	5.24	91,623	479,835	3.61	1.00	1.00	2.99	2.99
2022	5.09	5.09	83,856	426,425	4.20	1.00	1.00	48.98	48.98
2021	3.41	3.41	55,996	191,129	1.20	1.00	1.00	40.59	40.59
2020	2.43	2.43	90,183	218,951	2.21	1.00	1.00	(37.46)	(37.46)
2019	3.88	3.88	50,709	196,867	-	1.00	1.00	2.45	2.45

Small Cap Value
2023	30.05	30.05	11,663	350,512	0.20	1.00	1.00	14.52	14.52
2022	26.24	26.24	12,020	315,430	-	1.00	1.00	(15.65)	(15.65)
2021	31.11	31.11	12,861	400,122	-	1.00	1.00	19.58	19.58
2020	26.02	26.02	15,917	414,116	-	1.00	1.00	5.96	5.96
2019	24.55	24.55	17,046	418,551	-	1.00	1.00	23.09	23.09

Science
2023	59.56	59.56	31,131	1,854,140	-	1.00	1.00	37.69	37.69
2022	43.26	43.26	30,138	1,303,660	-	1.00	1.00	(32.52)	(32.52)
2021	64.10	64.10	29,169	1,869,720	-	1.00	1.00	14.02	14.02
2020	56.22	56.22	31,676	1,780,690	-	1.00	1.00	34.02	34.02
2019	41.95	41.95	34,243	1,436,389	-	1.00	1.00	48.00	48.00

Mid Cap Growth
2023	23.19	23.19	30,901	716,691	-	1.00	1.00	18.43	18.43
2022	19.58	19.58	29,561	578,913	-	1.00	1.00	(31.48)	(31.48)
2021	28.58	28.58	28,243	807,206	-	1.00	1.00	15.20	15.20
2020	24.81	24.81	32,360	802,851	-	1.00	1.00	47.52	47.52
2019	16.82	16.82	38,924	654,615	-	1.00	1.00	36.57	36.57

International
2023	21.13	21.13	8,122	171,587	1.54	1.00	1.00	14.48	14.48
2022	18.45	18.45	8,130	150,038	2.32	1.00	1.00	(15.15)	(15.15)
2021	21.75	21.75	8,057	175,232	1.04	1.00	1.00	13.04	13.04
2020	19.24	19.24	7,641	147,008	2.28	1.00	1.00	6.12	6.12
2019	18.13	18.13	8,423	152,719	1.57	1.00	1.00	17.52	17.52

FS-107

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Ivy, continued:
Global
2023	16.06	16.06	6,349	101,981	0.07	1.00	1.00	18.80	18.80
2022	13.52	13.52	5,297	71,615	0.77	1.00	1.00	(18.38)	(18.38)
2021	16.57	16.57	4,961	82,188	0.06	1.00	1.00	16.69	16.69
2020	14.20	14.20	5,049	71,669	0.42	1.00	1.00	19.38	19.38
2019	11.89	11.89	4,547	54,076	0.67	1.00	1.00	24.68	24.68

High Income
2023	4.67	4.67	41,165	192,398	6.38	1.00	1.00	10.65	10.65
2022	4.22	4.22	46,292	195,545	7.61	1.00	1.00	(11.85)	(11.85)
2021	4.79	4.79	63,027	302,016	5.79	1.00	1.00	5.01	5.01
2020	4.56	4.56	73,469	335,260	7.25	1.00	1.00	4.97	4.97
2019	4.35	4.35	77,491	336,860	6.07	1.00	1.00	10.09	10.09

Janus:
Flexible
2023	13.18	13.18	23,206	305,758	3.60	1.00	1.00	4.25	4.25
2022	12.64	12.64	26,541	335,433	2.01	1.00	1.00	(14.75)	(14.75)
2021	14.83	14.83	40,412	599,138	2.23	1.00	1.00	(2.09)	(2.09)
2020	15.14	15.14	55,778	844,634	2.73	1.00	1.00	9.15	9.15
2019	13.87	13.87	36,414	505,164	2.93	1.00	1.00	8.19	8.19

Putnam:
Health
2023	35.49	35.49	7,212	255,972	0.31	1.00	1.00	8.05	8.05
2022	32.85	32.85	9,187	301,752	0.37	1.00	1.00	(5.62)	(5.62)
2021	34.80	34.80	6,317	219,834	1.07	1.00	1.00	18.22	18.22
2020	29.44	29.44	5,832	171,680	0.48	1.00	1.00	15.12	15.12
2019	25.57	25.57	5,398	138,051	-	1.00	1.00	29.00	29.00

Asset
2023	26.84	26.84	9,984	267,977	1.50	1.00	1.00	16.32	16.32
2022	23.07	23.07	10,247	236,441	1.43	1.00	1.00	(16.86)	(16.86)
2021	27.75	27.75	6,264	173,842	0.66	1.00	1.00	12.82	12.82
2020	24.60	24.60	5,724	140,808	1.75	1.00	1.00	11.19	11.19
2019	22.12	22.12	6,758	149,524	1.34	1.00	1.00	15.97	15.97

FS-108

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
VanEck:
Gold
2023	9.85	9.85	23,867	235,103	-	1.00	1.00	9.32	9.32
2022	9.01	9.01	21,117	190,284	-	1.00	1.00	(14.22)	(14.22)
2021	10.50	10.50	47,461	498,542	12.30	1.00	1.00	(14.86)	(14.86)
2020	12.34	12.34	81,741	1,008,514	2.85	1.00	1.00	37.25	37.25
2019	8.99	8.99	40,954	368,155	-	1.00	1.00	37.37	37.37

Hard Assets
2023	24.86	24.86	8,972	223,066	2.66	1.00	1.00	(4.79)	(4.79)
2022	26.11	26.11	9,013	235,345	1.55	1.00	1.00	7.05	7.05
2021	24.39	24.39	13,135	320,397	0.30	1.00	1.00	17.50	17.50
2020	20.76	20.76	11,263	233,812	0.69	1.00	1.00	17.65	17.65
2019	17.65	17.65	6,243	110,172	-	1.00	1.00	10.44	10.44

FS-109

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2023	2022
Fidelity:
Equity-Income IC
Units issued	28,167	33,525
Units redeemed	(41,609)	(47,877)
Net increase(decrease)	(13,442)	(14,352)

Equity-Income SC
Units issued	7,773	3,859
Units redeemed	(9,288)	(5,700)
Net increase(decrease)	(1,515)	(1,841)

Equity-Income SC2
Units issued	107,597	135,216
Units redeemed	(119,413)	(148,789)
Net increase(decrease)	(11,816)	(13,573)

Growth IC
Units issued	8,203	8,562
Units redeemed	(17,276)	(16,302)
Net increase(decrease)	(9,073)	(7,740)

Growth SC
Units issued	1,491	2,265
Units redeemed	(2,227)	(3,791)
Net increase(decrease)	(736)	(1,526)

Growth SC2
Units issued	28,480	31,658
Units redeemed	(31,229)	(34,047)
Net increase(decrease)	(2,749)	(2,389)

High Income IC
Units issued	130,508	159,150
Units redeemed	(137,897)	(175,411)
Net increase(decrease)	(7,389)	(16,261)

High Income SC
Units issued	30,452	36,616
Units redeemed	(32,991)	(43,285)
Net increase(decrease)	(2,539)	(6,669)

FS-110

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
High Income SC2
Units issued	7,991,514	8,852,172
Units redeemed	(8,278,972)	(9,268,968)
Net increase(decrease)	(287,458)	(416,796)

Overseas IC
Units issued	28,329	35,474
Units redeemed	(34,540)	(43,622)
Net increase(decrease)	(6,211)	(8,148)

Overseas SC
Units issued	2,069	2,450
Units redeemed	(3,433)	(2,871)
Net increase(decrease)	(1,364)	(421)

Overseas SC2
Units issued	168,895	227,623
Units redeemed	(199,056)	(223,196)
Net increase(decrease)	(30,161)	4,427

Asset Mgr. IC
Units issued	7,289	7,857
Units redeemed	(19,764)	(20,175)
Net increase(decrease)	(12,475)	(12,318)

Asset Mgr. SC
Units issued	3,047	3,854
Units redeemed	(3,917)	(7,615)
Net increase(decrease)	(870)	(3,761)

Asset Mgr. SC2
Units issued	9,076	10,606
Units redeemed	(14,107)	(17,991)
Net increase(decrease)	(5,031)	(7,385)

Inv. Bond IC
Units issued	179,319	212,754
Units redeemed	(196,777)	(249,750)
Net increase(decrease)	(17,458)	(36,996)

FS-111

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
Inv. Bond SC2
Units issued	10,096,538	10,990,591
Units redeemed	(10,238,608)	(11,437,620)
Net increase(decrease)	(142,070)	(447,029)

Contrafund IC
Units issued	23,453	27,076
Units redeemed	(37,861)	(38,420)
Net increase(decrease)	(14,408)	(11,344)

Contrafund SC
Units issued	4,143	4,177
Units redeemed	(7,855)	(9,504)
Net increase(decrease)	(3,712)	(5,327)

Contrafund SC2
Units issued	124,129	143,080
Units redeemed	(147,781)	(160,515)
Net increase(decrease)	(23,652)	(17,435)

Asset Mgr. Gr. IC
Units issued	5,717	5,630
Units redeemed	(10,274)	(7,311)
Net increase(decrease)	(4,557)	(1,681)

Asset Mgr. Gr. SC
Units issued	735	722
Units redeemed	(749)	(739)
Net increase(decrease)	(14)	(17)

Asset Mgr. Gr. SC2
Units issued	651	1,987
Units redeemed	(2,833)	(4,906)
Net increase(decrease)	(2,182)	(2,919)

Mid Cap SC2
Units issued	33,832	40,134
Units redeemed	(36,755)	(48,678)
Net increase(decrease)	(2,923)	(8,544)

FS-112

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
Money Market
Units issued	15,561,380	22,252,772
Units redeemed	(17,529,540)	(19,164,452)
Net increase(decrease)	(1,968,160)	3,088,320

Money Market SC2
Units issued	554,178	4,722,768
Units redeemed	(1,277,910)	(2,891,367)
Net increase(decrease)	(723,732)	1,831,401

Index 500 SC2
Units issued	3,737	3,739
Units redeemed	(3,933)	(6,168)
Net increase(decrease)	(196)	(2,429)

Strategic SC2
Units issued	5,103	10,730
Units redeemed	(7,642)	(15,144)
Net increase(decrease)	(2,539)	(4,414)

Alger:
Balanced
Units issued	64,137	73,790
Units redeemed	(78,443)	(93,942)
Net increase(decrease)	(14,306)	(20,152)

MFS:
Utilities
Units issued	106,044	127,908
Units redeemed	(121,453)	(152,303)
Net increase(decrease)	(15,409)	(24,395)

New Discovery
Units issued	61,621	68,685
Units redeemed	(69,839)	(77,885)
Net increase(decrease)	(8,218)	(9,200)

Total Return
Units issued	52,841	91,073
Units redeemed	(69,192)	(114,825)
Net increase(decrease)	(16,351)	(23,752)

FS-113

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
MFS, continued:
Growth SC
Units issued	2,861	2,022
Units redeemed	(2,251)	(4,130)
Net increase(decrease)	610	(2,108)

New Discovery SC
Units issued	3,203	4,147
Units redeemed	(3,756)	(7,884)
Net increase(decrease)	(553)	(3,737)

Utilities SC
Units issued	42,833	25,603
Units redeemed	(19,957)	(22,777)
Net increase(decrease)	22,876	2,826

Strategic
Units issued	282,116	246,611
Units redeemed	(262,184)	(298,356)
Net increase(decrease)	19,932	(51,745)

Research
Units issued	4,370,879	5,090,440
Units redeemed	(4,534,153)	(5,173,390)
Net increase(decrease)	(163,274)	(82,950)

Blended Core SC
Units issued	1,362	1,225
Units redeemed	(440)	(1,369)
Net increase(decrease)	922	(144)

Corporate SC
Units issued	58,663	17,986
Units redeemed	(7,992)	(25,940)
Net increase(decrease)	50,671	(7,954)

Government SC
Units issued	296	192
Units redeemed	(800)	(77,627)
Net increase(decrease)	(504)	(77,435)

FS-114

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
MFS, continued:
Growth Allocation SC
Units issued	3,543	1,076
Units redeemed	(1,423)	(27,165)
Net increase(decrease)	2,120	(26,089)

Moderate SC
Units issued	3,096	16,324
Units redeemed	(1,835)	(8,526)
Net increase(decrease)	1,261	7,798

Conservative SC
Units issued	726	11,148
Units redeemed	(1,115)	(5,119)
Net increase(decrease)	(389)	6,029

Blended Small Cap SC
Units issued	5,621	12,288
Units redeemed	(5,443)	(7,003)
Net increase(decrease)	178	5,285

Global Real Estate IC
Units issued	4	8,815
Units redeemed	(1,752)	(7,693)
Net increase(decrease)	(1,748)	1,122

Global Real Estate SC
Units issued	5,093	1,417
Units redeemed	(372)	(464)
Net increase(decrease)	4,721	953

Van Kampen:
Emerging Markets
Units issued	2,678,190	2,921,777
Units redeemed	(2,769,308)	(2,917,153)
Net increase(decrease)	(91,118)	4,624

Intl. Magnum
Units issued	78,597	85,517
Units redeemed	(90,070)	(92,871)
Net increase(decrease)	(11,473)	(7,354)

FS-115

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Van Kampen, continued:
U.S. Real Estate
Units issued	2,963,860	3,043,942
Units redeemed	(3,029,701)	(3,094,334)
Net increase(decrease)	(65,841)	(50,392)

Global II
Units issued	1,997	3,552
Units redeemed	(2,146)	(2,374)
Net increase(decrease)	(149)	1,178

Calvert:
Balanced
Units issued	185,733	174,524
Units redeemed	(273,218)	(315,212)
Net increase(decrease)	(87,485)	(140,688)

Mid Cap
Units issued	-	-
Units redeemed	(1,019)	(1,112)
Net increase(decrease)	(1,019)	(1,112)

Balanced F
Units issued	383,585	63,406
Units redeemed	(94,100)	(52,384)
Net increase(decrease)	289,485	11,022

American Century:
Income & Growth
Units issued	5,233,360	5,734,935
Units redeemed	(5,372,369)	(6,023,970)
Net increase(decrease)	(139,009)	(289,035)

Mid Cap Value
Units issued	460,584	532,730
Units redeemed	(471,257)	(577,282)
Net increase(decrease)	(10,673)	(44,552)

Inc. & Growth II
Units issued	84,254	51,384
Units redeemed	(58,692)	(47,981)
Net increase(decrease)	25,562	3,403

FS-116

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
AIM:
Intl. Growth
Units issued	390,988	464,385
Units redeemed	(416,772)	(470,190)
Net increase(decrease)	(25,784)	(5,805)

Global
Units issued	95,005	99,560
Units redeemed	(96,547)	(94,546)
Net increase(decrease)	(1,542)	5,014

Global Value
Units issued	97,549	117,577
Units redeemed	(112,055)	(123,043)
Net increase(decrease)	(14,506)	(5,466)

Discovery Mid Cap
Units issued	21,254	22,125
Units redeemed	(24,616)	(24,948)
Net increase(decrease)	(3,362)	(2,823)

Diversified
Units issued	19,710	19,731
Units redeemed	(18,751)	(20,423)
Net increase(decrease)	959	(692)

Value
Units issued	2,642	3,416
Units redeemed	(2,364)	(3,024)
Net increase(decrease)	278	392

Real Estate
Units issued	71,485	17,945
Units redeemed	(14,427)	(11,917)
Net increase(decrease)	57,058	6,028

Summit:
S&P MidCap
Units issued	1,920,464	2,200,859
Units redeemed	(2,029,097)	(2,341,667)
Net increase(decrease)	(108,633)	(140,808)

FS-117

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Summit, continued:
Russell Small Cap
Units issued	1,858,480	2,029,063
Units redeemed	(1,922,336)	(2,122,174)
Net increase(decrease)	(63,856)	(93,111)

Nasdaq-100 Index
Units issued	2,929,158	3,501,615
Units redeemed	(3,201,928)	(3,543,681)
Net increase(decrease)	(272,770)	(42,066)

EAFE Intl.
Units issued	1,234,337	1,489,663
Units redeemed	(1,293,525)	(1,525,182)
Net increase(decrease)	(59,188)	(35,519)

S&P 500
Units issued	889,993	1,042,315
Units redeemed	(958,097)	(1,098,530)
Net increase(decrease)	(68,104)	(56,215)

Barclays
Units issued	4,042,143	4,402,540
Units redeemed	(4,108,094)	(4,585,711)
Net increase(decrease)	(65,951)	(183,171)

Growth
Units issued	186,406	300,344
Units redeemed	(1,077,128)	(756,917)
Net increase(decrease)	(890,722)	(456,573)

Mod. Growth
Units issued	1,044,234	1,191,305
Units redeemed	(1,424,921)	(1,490,909)
Net increase(decrease)	(380,687)	(299,604)

Moderate
Units issued	8,659,290	9,700,360
Units redeemed	(9,116,654)	(10,248,559)
Net increase(decrease)	(457,364)	(548,199)

FS-118

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Third Avenue:
Value
Units issued	129,058	203,421
Units redeemed	(156,175)	(226,794)
Net increase(decrease)	(27,117)	(23,373)

Dreyfus:
MidCap
Units issued	36,694	43,875
Units redeemed	(41,904)	(50,169)
Net increase(decrease)	(5,210)	(6,294)

Small Cap
Units issued	3,614	9,693
Units redeemed	(3,414)	(13,717)
Net increase(decrease)	200	(4,024)

Scudder:
Small Mid Value
Units issued	54,139	67,683
Units redeemed	(58,443)	(77,649)
Net increase(decrease)	(4,304)	(9,966)

Thematic
Units issued	24,120	30,391
Units redeemed	(35,262)	(33,905)
Net increase(decrease)	(11,142)	(3,514)

Alternative
Units issued	2,619	2,518
Units redeemed	(3,498)	(2,522)
Net increase(decrease)	(879)	(4)

Neuberger Berman:
Regency
Units issued	19,917	33,452
Units redeemed	(22,375)	(37,505)
Net increase(decrease)	(2,458)	(4,053)

Intrinsic
Units issued	3,769	2,005
Units redeemed	(3,221)	(4,865)
Net increase(decrease)	548	(2,860)

FS-119

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Neuberger Berman, continued:
Growth
Units issued	610	2,591
Units redeemed	(2,807)	(2,421)
Net increase(decrease)	(2,197)	170

T. Rowe:
Blue Chip
Units issued	2,659,191	3,088,828
Units redeemed	(2,907,887)	(3,019,471)
Net increase(decrease)	(248,696)	69,357

Pimco:
Total Return
Units issued	395,225	405,091
Units redeemed	(402,347)	(517,133)
Net increase(decrease)	(7,122)	(112,042)

Low Duration
Units issued	2,020,659	2,412,617
Units redeemed	(2,106,327)	(2,575,855)
Net increase(decrease)	(85,668)	(163,238)

Short Term
Units issued	59,653	368,115
Units redeemed	(88,708)	(277,179)
Net increase(decrease)	(29,055)	90,936

Emerging
Units issued	972	3,971
Units redeemed	(2,122)	(5,314)
Net increase(decrease)	(1,150)	(1,343)

Low Duration Adv.
Units issued	24,283	24,123
Units redeemed	(21,867)	(62,139)
Net increase(decrease)	2,416	(38,016)

Real Return
Units issued	149,556	142,708
Units redeemed	(52,617)	(164,265)
Net increase(decrease)	96,939	(21,557)

FS-120

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Pimco, continued:
Commodity
Units issued	1,103	4,832
Units redeemed	(5,964)	(6,106)
Net increase(decrease)	(4,861)	(1,274)

Ibbotson:
Balanced
Units issued	9,032	5,807
Units redeemed	(9,880)	(9,483)
Net increase(decrease)	(848)	(3,676)

Growth
Units issued	8,280	5,223
Units redeemed	(6,197)	(6,010)
Net increase(decrease)	2,083	(787)

Income
Units issued	14,141	17,765
Units redeemed	(23,643)	(20,628)
Net increase(decrease)	(9,502)	(2,863)

Franklin Templeton:
Global Bond
Units issued	6,254,361	6,845,306
Units redeemed	(6,322,931)	(7,192,539)
Net increase(decrease)	(68,570)	(347,233)

Income
Units issued	102,704	86,571
Units redeemed	(64,632)	(74,769)
Net increase(decrease)	38,072	11,802

Global Discovery
Units issued	2,587	1,319
Units redeemed	(2,079)	(1,100)
Net increase(decrease)	508	219

Small Cap
Units issued	513	1,696
Units redeemed	(1,756)	(4,786)
Net increase(decrease)	(1,243)	(3,090)

FS-121

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Franklin Templeton, continued:
Foreign
Units issued	42,963	16,892
Units redeemed	(6,940)	(24,668)
Net increase(decrease)	36,023	(7,776)

AllianceBernstein:
Growth and Income
Units issued	8,742	9,264
Units redeemed	(8,313)	(8,959)
Net increase(decrease)	429	305

American Funds:
Managed
Units issued	505,727	625,136
Units redeemed	(987,513)	(773,169)
Net increase(decrease)	(481,786)	(148,033)

Blue Chip
Units issued	23,827	31,624
Units redeemed	(32,244)	(69,220)
Net increase(decrease)	(8,417)	(37,596)

Global
Units issued	4,510	10,288
Units redeemed	(5,069)	(10,292)
Net increase(decrease)	(559)	(4)

Growth
Units issued	4,808	2,692
Units redeemed	(2,899)	(3,134)
Net increase(decrease)	1,909	(442)

International
Units issued	3,109	5,869
Units redeemed	(6,387)	(6,854)
Net increase(decrease)	(3,278)	(985)

New World
Units issued	17,578	15,371
Units redeemed	(13,085)	(17,141)
Net increase(decrease)	4,493	(1,770)

FS-122

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
American Funds, continued:
Growth-Income
Units issued	7,718	6,456
Units redeemed	(4,706)	(8,832)
Net increase(decrease)	3,012	(2,376)

Asset
Units issued	13,804	21,566
Units redeemed	(19,016)	(12,802)
Net increase(decrease)	(5,212)	8,764

Columbia:
Strategic
Units issued	27,747	20,537
Units redeemed	(21,597)	(23,889)
Net increase(decrease)	6,150	(3,352)

Emerging
Units issued	265	1,131
Units redeemed	(128)	(1,732)
Net increase(decrease)	137	(601)

International
Units issued	27	9,562
Units redeemed	(10)	(11)
Net increase(decrease)	17	9,551

Smaller-Cap
Units issued	1,871	227
Units redeemed	(1,134)	(590)
Net increase(decrease)	737	(363)

Mid Cap
Units issued	10,048	8,873
Units redeemed	(6,574)	(5,917)
Net increase(decrease)	3,474	2,956

High Yield
Units issued	14,205	25,087
Units redeemed	(13,782)	(24,048)
Net increase(decrease)	423	1,039

FS-123

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Columbia, continued:
Large Core
Units issued	4,313	4,512
Units redeemed	(4,269)	(6,227)
Net increase(decrease)	44	(1,715)

Ivy:
Strategy
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Balanced
Units issued	222,095	139,681
Units redeemed	(172,437)	(143,351)
Net increase(decrease)	49,658	(3,670)

Energy
Units issued	58,333	116,988
Units redeemed	(50,566)	(89,128)
Net increase(decrease)	7,767	27,860

Small Cap Value
Units issued	1,765	2,747
Units redeemed	(2,122)	(3,588)
Net increase(decrease)	(357)	(841)

Science
Units issued	10,014	11,721
Units redeemed	(9,021)	(10,752)
Net increase(decrease)	993	969

Mid Cap Growth
Units issued	5,607	7,202
Units redeemed	(4,267)	(5,884)
Net increase(decrease)	1,340	1,318

International
Units issued	2,941	2,838
Units redeemed	(2,949)	(2,765)
Net increase(decrease)	(8)	73

FS-124

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Ivy, continued:
Global
Units issued	8,120	7,209
Units redeemed	(7,068)	(6,873)
Net increase(decrease)	1,052	336

High Income
Units issued	229	4,998
Units redeemed	(5,356)	(21,733)
Net increase(decrease)	(5,127)	(16,735)

Janus:
Flexible
Units issued	10,230	19,447
Units redeemed	(13,565)	(33,318)
Net increase(decrease)	(3,335)	(13,871)

Putnam:
Health
Units issued	1,484	5,196
Units redeemed	(3,459)	(2,326)
Net increase(decrease)	(1,975)	2,870

Asset
Units issued	20	4,129
Units redeemed	(283)	(146)
Net increase(decrease)	(263)	3,983

Van Eck:
Gold
Units issued	13,811	119,936
Units redeemed	(11,061)	(146,280)
Net increase(decrease)	2,750	(26,344)

Hard Assets
Units issued	2,693	6,438
Units redeemed	(2,734)	(10,560)
Net increase(decrease)	(41)	(4,122)

FS-125

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2023 AND 2022 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2023

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2023

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2023 and 2022, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2023, and the related notes to the financial statements - statutory basis (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

1

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2023, are presented for purposes of additional analysis and are not a required part of the 2023 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to

2

the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 22, 2024

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2023	2022
Bonds	$ 11,364,738	$ 11,039,681
Preferred stocks	5,426	13,583
Common stocks	505,230	513,568
Mortgage loans	2,197,964	2,272,619
Real estate:
Properties occupied by the company	37,427	34,509
Properties held for the production of income	4,666	4,739
Properties held for sale	—	672
Cash, cash equivalents, and short-term investments	156,881	42,135
Loans on insurance contracts	734,995	614,038
Other investments	1,279,668	999,463
Total Cash and Invested Assets	16,286,995	15,535,007

Investment income due and accrued	133,078	119,326
Deferred and uncollected premiums	116,737	117,912
Net deferred income tax asset	116,402	96,762
Funds held under coinsurance - affiliate	37,096	38,068
Other admitted assets	147,578	133,570
Separate account assets	10,379,450	9,286,022
Total Admitted Assets	$ 27,217,336	$ 25,326,667

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 12,544,439	$ 11,903,359
Deposit-type funds	1,170,436	1,170,856
Reserves for unpaid claims	141,720	157,230
Dividends payable to policyholders	25,603	23,805
Interest maintenance reserve	55,841	67,691
Accrued commissions, expenses and insurance taxes	145,356	129,043
Federal income taxes payable	28,255	6,243
Asset valuation reserve	336,910	264,477
Other liabilities	464,163	418,377
Separate account liabilities	10,379,450	9,286,022
Total Liabilities	25,292,173	23,427,103

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,976	49,967
Unassigned surplus	1,441,238	1,415,648
Total Capital and Surplus	1,925,163	1,899,564
Total Liabilities, Capital and Surplus	$ 27,217,336	$ 25,326,667

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2023	2022	2021
Premiums and Other Revenue
Premiums, net	$ 3,779,855	$ 3,552,816	$ 3,653,978
Net investment income	622,185	513,947	614,996
Commissions and expense allowances on reinsurance ceded	33,566	30,695	28,594
Modco reinsurance adjustment – affiliate	11,843	(38,186)	1,003
Income from fees associated with separate accounts	63,552	65,818	77,749
Miscellaneous income	62,673	47,868	38,397
Total Premiums and Other Revenue	4,573,674	4,172,958	4,414,717

Expenses
Benefits to policyholders	3,358,782	3,054,105	3,399,801
Change in reserves for life, accident and health policies	636,666	513,353	533,841
Commissions	318,711	283,469	278,055
General insurance expenses	589,251	523,108	490,947
Taxes, licenses and fees	59,330	56,276	52,415
Net transfers from separate accounts	(487,201)	(363,372)	(471,335)
Total Expenses	4,475,539	4,066,939	4,283,724

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	98,135	106,019	130,993
Dividends to policyholders	25,630	22,473	24,449
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	72,505	83,546	106,544
Federal income tax expense (benefit)	31,114	(143)	17,359
Gain from Operations before Net Realized Capital Gains	41,391	83,689	89,185
Net realized capital gains, net of taxes	32,387	18,027	7,046
Net Income	73,778	101,716	96,231

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	50,539	(134,296)	147,922
Change in net deferred income taxes	65,216	11,944	17,156
Change in nonadmitted assets	(50,383)	(57,361)	10,189
Change in asset valuation reserve	(72,433)	30,678	(43,318)
Change in liability for reinsurance in unauthorized companies	—	12	(12)
Change in unrecognized actuarial losses on pension, net of tax	(250)	4,730	1,234
Amortization of reinsurance gain, net of tax	(3,954)	(3,377)	(2,832)
Dissolution of subsidiary	(95,745)	(31,756)	—
Cumulative effect of change in accounting principle	58,822	—	—
Net Change in Capital and Surplus	25,599	(77,701)	226,579

Capital and Surplus at the Beginning of the Year	1,899,564	1,977,265	1,750,686
Capital and Surplus at the End of Year	$ 1,925,163	$ 1,899,564	$ 1,977,265

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2023	2022	2021
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 3,783,194	$ 3,507,642	$ 3,659,508
Net investment income received	620,675	525,537	618,329
Miscellaneous income	160,206	145,009	144,399
Benefits paid to policyholders	(3,377,550)	(3,025,211)	(3,353,557)
Net transfers from separate accounts	490,322	362,578	491,649
Commissions, expenses and taxes paid	(945,340)	(896,024)	(814,118)
Dividends paid to policyholders	(23,832)	(24,820)	(27,895)
Federal income taxes received (paid)	(17,142)	1,865	(5,845)
Net Cash from Operating Activities	690,533	596,576	712,470

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,300,512	1,727,175	2,189,136
Cost of investments acquired	(1,605,951)	(2,681,198)	(3,076,389)
Net change in loans on insurance contracts	(118,593)	(75,171)	(6,821)
Net Cash from Investing Activities	(424,032)	(1,029,194)	(894,074)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	(417)	180,346	(9,759)
Proceeds from borrowings	167,500	95,000	—
Redemptions of borrowings	(262,500)	—	—
Other miscellaneous, net	(56,338)	12,833	7,098
Net Cash from Financing and Miscellaneous Activities	(151,755)	288,179	(2,661)

Net Change in Cash, Cash Equivalents and Short-Term Investments	114,746	(144,439)	(184,265)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	42,135	186,574	370,839

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 156,881	$ 42,135	$ 186,574

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$ —	$ —	$ 155
Recognized commitments for low income housing investments	18,069	15,000	—
Exchanges of bonds and stocks	16,375	35,502	16,918
Net assets (liabilities) acquired from dissolution of subsidiary	(3,296)	375	—
Disposal of investment from dissolution of subsidiary	(92,609)	(95)	—

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor. Effective October 31, 2022, BlueStar Retirement Services, Inc. (BlueStar) was liquidated with net assets distributed to Ameritas Life. Effective October 1, 2023, Select Benefits Group, LLC (Dental Select) was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $93,405 and $115,309 at December 31, 2023 and 2022, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $518 and $11,388 during the years ended December 31, 2024 and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2023 and 2022, the amount of borrowing over the carrying value of real estate property was $2,789 and $4,496, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2023	2022
AIC	$ 12,018	$ 11,351
VCA [1]	476	443
AAS [1]	266	758
Dental Select	—	64,535
Total	$ 12,760	$ 77,087

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $3,256 and $1,633, and $1,265 were recorded as realized losses during 2023, 2022, and 2021, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2023 and 2022 was $1,094 and $28,994, respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2023 and 2022 was $26,657 and $26,562, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchased and sold interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. These swaps were closed in 2021. The total variation margin on open swaps was reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps was reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2025. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 20, 2024. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2023 and 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the fair value of the net call options of $164,907 and $54,710 at December 31, 2023 and 2022, respectively. The Company is not required to post collateral to counterparty banks for bilateral options due to the nature of positions taken. For listed contracts, the Company may be required to post collateral with the clearing (prime) broker depending on the positions taken. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2023 and 2022 was $0 and $3,904, respectively. The notional amount of the options at December 31, 2023 and 2022 was $1,708,473 and $1,162,631, respectively.

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2023, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2023	2022	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	$ 3,070,551	$ 2,326,454	$ 232,186	$ 70,244
OTC index call option contracts written	(1,352,371)	(1,173,605)	(123,527)	(33,324)
Exchange traded index call option contracts owned	1,157,176	1,144,236	167,068	52,356
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	—	56,300	—	4,484
Total asset derivatives	$ 2,875,356	$ 2,353,385	$ 275,727	$ 93,760

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2023	2022	2023	2022
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 1,166,883	$ 1,134,454	$ 110,820	$ 34,566
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	158,753	—	1,651	—
Total liability derivatives	$ 1,325,636	$ 1,134,454	$ 112,471	$ 34,566

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Amount Recognized
	2023	2022	2021
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ (15,207)	$ (25,586)	$ 34,925
Exchange traded index call option contracts - closed	6,913	(20,651)	33,671
Equity put option contracts - closed	(16)	784	(1,584)
Futures contracts - closed	(36,224)	(41,108)	(30,960)
Interest rate swap contracts - closed	—	—	(22,723)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	1,172	—	—
Foreign currency swaps - open	—	938	298
Total recognized in net investment income	$ (43,362)	$ (85,623)	$ 13,627
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ 37,212	$ (40,835)	$ (9,980)
Exchange traded index call option contracts - open	30,723	(29,296)	(4,323)
Futures contracts - open	8,028	3,886	(1,185)
Interest rate swap contracts - open	—	—	11,668
Foreign currency swaps - open	—	—	50
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	2,832	4,880	898
Total recognized in change in unrealized gains (losses)	$ 78,795	$ (61,365)	$ (2,872)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2023 and 2022.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $231,533 and $181,150 at December 31, 2023 and 2022, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $12,117 and $10,793 and operating software at cost of $994 and $5,625 are carried at cost less accumulated depreciation at December 31, 2023 and 2022, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $10,678 and $13,920, was $2,433 and $2,498, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2023 and 2022. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,098, $5,379 and $5,218 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2023, 2022 and 2021, respectively.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $12,296,748 or 10.5% and $11,278,165 or 10.3% of the individual life policies in force as of December 31, 2023 and 2022, respectively.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,711, $9,977 and $9,487 for 2023, 2022 and 2021, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2023 and 2022.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues (such as the COVID-19 pandemic). Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

In August 2023, the NAIC issued Interpretation 23-01 which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. The guidance was effective immediately and will be automatically nullified on January 1, 2026. There was no impact in 2023 to the Company from the adoption of this guidance.

In August 2023, the NAIC issued Statement of Statutory Accounting Principles (SSAP) No. 26R - Bonds and SSAP No. 43R - Asset-Backed Securities which prescribe a principles-based definition for identifying whether security structures should be reported as long-term bonds. The amended guidance provides criteria for distinguishing bonds from other types of investments. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

In December 2023, the NAIC issued SSAP No. 2R - Cash, Cash Equivalents, Drafts, and Short-Term Investments to further restrict the investments that are permitted for cash equivalent or short-term reporting. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

19

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar was merged into the Company with its net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous (unaffiliated)	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 107,791	$ 78	$ (12,551)	$ 95,318
All other governments	2,057	—	(106)	1,951
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	202,913	7	(18,350)	184,570
Hybrid securities	5,137	—	(1,083)	4,054
Industrial and miscellaneous (unaffiliated)	10,726,302	29,632	(1,267,076)	9,488,858
Total bonds	$ 11,044,200	$ 29,717	$ (1,299,166)	$ 9,774,751

At December 31, 2023, the amortized cost of bonds was increased by $1,652 and was reduced by $4,519 at December 31, 2022 as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $11,364,738 and $11,039,681, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds at December 31, 2023 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 225,234	$ 223,383
Due after one year through five years	1,653,198	1,610,811
Due after five years through ten years	2,802,135	2,644,081
Due after ten years	6,522,531	5,885,569
Bonds with multiple repayment dates	159,988	148,012
Total bonds	$ 11,363,086	$ 10,511,856

Proceeds from the sales of bonds were $308,442, $588,433, and $297,045 for the years ended December 31, 2023, 2022 and 2021, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2023	2022	2021
Bonds:
Gross realized capital gains on sales	$ 7,070	$ 12,908	$ 10,740
Gross realized capital losses on sales	(9,335)	(4,606)	(1,350)
Net realized capital gains (losses) on sales	(2,265)	8,302	9,390
Other, including impairments and net gain on dispositions other than sales	(5,148)	(641)	198
Total bonds	(7,413)	7,661	9,588
Preferred stocks	(618)	—	2,050
Common stocks	33,983	3,221	361
Mortgage loans	(2,040)	110	424
Real estate	2,285	55	4,501
Other investments	12,092	20,424	9,696
Realized capital gains before federal income taxes and transfer to IMR	38,289	31,471	26,620
Realized capital gains (losses) transferred to IMR	(2,708)	8,726	12,980
Federal income tax expense	8,610	4,718	6,594
Net realized capital gains	$ 32,387	$ 18,027	$ 7,046

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $842,353 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $25,360 and $29,714 in stock was owned at December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

21

NOTE 3 - INVESTMENTS, (continued)

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2023	2022
Membership stock - class A	$ 326	$ 304
Membership stock - class B	24,339	27,816
Excess stock	695	1,594
Aggregate total	$ 25,360	$ 29,714
Actual or estimated borrowing capacity as determined by the insurer	$ 842,353	$ 896,068

As of December 31, 2023 and 2022, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,307,617 and $1,352,091 of bonds and mortgage loans pledged as collateral at December 31, 2023 and 2022, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,943 and $700,967 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2023 and 2022, respectively.

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2023	2022
Fair value	$ 1,189,376	$ 1,205,998
Carrying value	1,307,617	1,352,091
Aggregate total borrowing - funding agreements	700,000	700,000
Aggregate total borrowing - lines of credit	—	95,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2023	2022
Fair value	$ 1,214,466	$ 1,303,738
Carrying value	1,354,135	1,352,091
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	117,500	95,000

There are prepayment penalties on the Company's funding agreements.

22

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not
captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:
Policy Loans reinsurance
assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term
investments from
reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

December 31, 2022
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 29,714	$ 14,841	$ 14,873	$ —	$ 29,714	0.116%	0.117%
Bonds on deposit with states	145,434	134,407	11,027	—	145,434	0.570%	0.574%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,352,091	1,270,608	81,483	—	1,352,091	5.301%	5.339%
Pledged as collateral not
captured in other categories:
Derivatives	30,466	33,998	(3,532)	—	30,466	0.119%	0.120%
Other restricted assets:
Policy Loans reinsurance
assumed	114,674	117,034	(2,360)	—	114,674	0.450%	0.453%
Bonds and short-term
investments from
reinsurance assumed *	977,515	1,104,770	(127,255)	—	977,515	3.832%	3.860%
Total restricted assets	$ 2,649,894	$ 2,675,658	$ (25,764)	$ —	$ 2,649,894	10.388%	10.463%

* Includes investment income due and accrued

23

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous (unaffiliated)	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 61,025	$ (3,086)	$ 34,111	$ (9,465)	$ 95,136	$ (12,551)
All other governments	1,950	(106)	—	—	1,950	(106)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	149,055	(9,310)	35,372	(9,040)	184,427	(18,350)
Hybrid securities	—	—	4,055	(1,083)	4,055	(1,083)
Industrial and miscellaneous (unaffiliated)	5,704,567	(524,996)	3,118,809	(742,080)	8,823,376	(1,267,076)
Total bonds	5,916,597	(537,498)	3,192,347	(761,668)	9,108,944	(1,299,166)
Preferred stocks	4,486	(415)	7,866	(773)	12,352	(1,188)
Common stocks	170,215	(3,811)	26,802	(3,574)	197,017	(7,385)
Total	$ 6,091,298	$ (541,724)	$ 3,227,015	$ (766,015)	$ 9,318,313	$ (1,307,739)

The unrealized losses related to bonds in 2023 and 2022 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines were temporary in nature.

24

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2023, 2022 and 2021.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2023 and 2022, bonds at book/adjusted carrying value totaling $468,893 and $495,262, respectively, (4.2% and 4.5%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2023, 2022 and 2021, the Company recorded realized losses for other-than-temporary impairments on bonds of $5,122, $1,841 and $1,556, respectively. There were no loan-backed and structured security investments with recognized other-than-temporary impairments in 2023.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

December 31, 2022
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 1,912,652	$ 1,770,507	$ (142,145)	$ 620,400	$ 536,410	$ (83,990)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2023	2022
DSCR distribution
Below 1.0	$ 76,167	$ 55,620
1.0 - 1.2	178,633	215,154
1.2 - 1.5	371,247	430,061
Greater than 1.5	1,559,250	1,518,463
Total	$ 2,185,297	$ 2,219,298

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2023	2022
Loan to value
Below 60%	$ 10,558	$ 11,990
60-75%	2,109	2,441
Above 75%	—	999
Total	$ 12,667	$ 15,430

The Company sold the residential loan portfolio during 2023. The loss on the sale was not material.

An aging analysis of the commercial loans held by the Company is summarized as follows:

December 31
	2023	2022
Recorded investment (all)
Current	$ 2,197,964	$ 2,234,728
30-59 days past due	—	—
60-89 days past due	—	—
90-179 days past due	—	—
180+ days past due	—	—
Accruing Interest 180+ Days Past Due
Recorded investment	—	—
Interest accrued	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	568	1,287

At December 31, 2023, the average size of an individual commercial mortgage loan was $2,033. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2023, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 4.50% for commercial mortgage loans.

In 2023 and 2022, the Company had 44 and 81, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.99% and 7.50%, respectively, and 4.50% and 2.85%, respectively, totaling $158,851 and $341,346, respectively. Commercial mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2023, 2022 and 2021. The Company had no investment in impaired loans with credit losses as of December 31, 2023 and 2022. There were no mortgage loans derecognized as a result of foreclosure during 2023 or 2022.

26

NOTE 3 - INVESTMENTS, (continued)

Real Estate

There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. There was 1 residential real estate sale with total gain recognized of $55 for the year ended December 31, 2022. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no residential real estate properties classified as held for sale for the year ended December 31, 2023. There were no commercial real estate properties classified as held for sale for the year ended December 31, 2023. One commercial real estate property with a recorded value of $672 was classified as held for sale for the year ended December 31, 2022. Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2023 and 2022. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 17 years. During 2023 and 2022, the Company recognized $10,474 and $8,309, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $77,319 and $68,042 and in other liabilities was $34,500 and $31,918 for the years ended December 31, 2023 and 2022, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,789, $10,778, $4,349, $746, and $132, in 2024, 2025, 2026, 2027, and 2028, respectively, and $1,706 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2023 and 2022. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2023 and 2022.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2023			December 31, 2022
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 232,186	$ 123,527	$ 108,659	$ 70,244	$ 33,324	$ 36,920
Derivatives - foreign
currency swaps	2,961	2,961	—	5,805	1,321	4,484

Liabilities:
Derivatives - call options	$ 123,527	$ 123,527	$ —	$ 33,324	$ 33,324	$ —
Derivatives - foreign
currency swaps	4,612	2,961	1,651	1,321	1,321	—

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2023	2022	2021
Income:
Bonds	$ 499,408	$ 419,734	$ 400,928
Preferred stocks	490	586	528
Common stocks	8,382	7,427	7,905
Mortgage loans	98,441	104,071	107,955
Real estate[1]	14,261	14,515	15,187
Loans on insurance contracts	33,583	28,034	30,169
Short-term investments	3,385	763	73
Derivatives	(43,362)	(85,623)	13,627
Other investments	50,021	64,070	84,268
Amortization of interest maintenance reserve	9,711	9,977	9,487
Gross investment income	674,320	563,554	670,127
Total investment expenses	52,135	49,607	55,131
Net investment income	$ 622,185	$ 513,947	$ 614,996

1Includes amounts for the occupancy of company-owned property of $8,302, $8,541 and $8,541 in 2023, 2022, and 2021, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2023 and 2022, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 9 and 32, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $721 and $2,704, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

28

NOTE 3 - INVESTMENTS, (continued)

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous (unaffiliated)	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Foreign currency swaps	—	—	—	—	—
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2022
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 3	$ —	$ 3
Total bonds	—	—	3	—	3
Common stock
Industrial and miscellaneous (unaffiliated)	368,545	—	—	—	368,545
Total common stocks	368,545	—	—	—	368,545
Other investments	11,373	—	—	—	11,373
Derivative assets
Exchange traded index call options	52,356	—	—	—	52,356
Over the counter index call options	—	36,920	—	—	36,920
Foreign currency swaps	—	4,484	—	—	4,484
Total other investments	63,729	41,404	—	—	105,133
Separate account assets	—	—	—	9,286,022	9,286,022
Total assets at fair value/net asset value	$ 432,274	$ 41,404	$ 3	$ 9,286,022	$ 9,759,703

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 34,566	$ —	$ —	$ —	$ 34,566
Total liabilities at fair value	$ 34,566	$ —	$ —	$ —	$ 34,566

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets

The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023 and 2022. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers into or out of Level 3 during the years ended December 31, 2023 and 2022.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2022
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 9,774,751	$ 11,039,681	$ —	$ 6,438,160	$ 3,336,591	$ —
Preferred stocks	12,946	13,583	—	12,946	—	—
Common stocks	398,259	398,259	368,545	29,714	—	—
Mortgage loans	2,062,363	2,272,619	—	—	2,062,363	—
Cash, cash equivalents and short-term
investments	42,135	42,135	42,135	—	—	—
Loans on insurance contracts	576,187	614,038	—	—	576,187	—
Other investments	242,065	250,660	66,570	98,690	76,805	—
Investment income due and accrued	119,326	119,326	119,326	—	—	—
Separate account assets	—	9,286,022	—	—	—	9,286,022
Total financial assets	$ 13,228,032	$ 24,036,323	$ 596,576	$ 6,579,510	$ 6,051,946	$ 9,286,022

Liabilities:
Deposit-type funds	$ 1,167,355	$ 1,170,856	$ —	$ —	$ 1,167,355	$ —
Borrowings	99,340	99,562	—	—	99,340	—
Derivative liabilities	34,566	34,566	34,566	—	—	—
Separate account liabilities	—	9,286,022	—	—	—	9,286,022
Total financial liabilities	$ 1,301,261	$ 10,591,006	$ 34,566	$ —	$ 1,266,695	$ 9,286,022

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

32

NOTE 3 - INVESTMENTS, (continued)

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

33

NOTE 4 - INCOME TAXES, (continued)

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The components of the net deferred tax asset/(liability) as of December 31, 2022 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 270,909	$ 2,554	$ 273,463
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	270,909	2,554	273,463
Deferred tax assets nonadmitted	81,820	—	81,820
Subtotal net admitted deferred tax assets	189,089	2,554	191,643
Deferred tax liabilities	39,067	55,814	94,881
Net admitted deferred tax assets/(net deferred tax liability)	$ 150,022	$ (53,260)	$ 96,762

34

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2022 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,046
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 92,327	$ 2,554	$ 94,881
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 189,089	$ 2,554	$ 191,643

The changes in the components of the net deferred tax asset/(liability) from December 31, 2022 to December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 44,707	$ 1,511	$ 46,218
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	44,707	1,511	46,218
Deferred tax assets nonadmitted	7,304	—	7,304
Subtotal net admitted deferred tax assets	37,403	1,511	38,914
Deferred tax liabilities	(500)	19,774	19,274
Net admitted deferred tax assets/(net deferred tax liability)	$ 37,903	$ (18,263)	$ 19,640

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	19,640	—	19,640
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	19,640	—	19,640
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	903
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	17,763	1,511	19,274
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 37,403	$ 1,511	$ 38,914

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

35

NOTE 4 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2023	2022
Ratio percentage used to determine recovery period and
threshold limitation above	916%	900%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,806,328	$ 1,800,304

There were no tax planning strategies utilized as of December 31, 2023 or 2022.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2023	2022	2021
Federal	$ 31,114	$ (143)	$ 17,359
Federal income tax on net capital gains	8,041	6,550	9,319
Federal income tax incurred	$ 39,155	$ 6,407	$ 26,678

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2023	2022	2021	from 2022	from 2021
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 165	$ 158	$ 172	$ 7	$ (14)
Unearned premium reserve	505	518	515	(13)	3
Policyholder reserves	111,591	100,279	93,859	11,312	6,420
Investments	7,877	10,596	10,124	(2,719)	472
Deferred acquisition costs	88,273	82,402	75,319	5,871	7,083
Policyholder dividends accrual	1,632	1,154	1,328	478	(174)
Fixed assets	11,241	6	1	11,235	5
Compensation and benefits accrual	25,789	25,224	30,390	565	(5,166)
Receivables - nonadmitted	29,906	20,859	16,556	9,047	4,303
Net operating loss carry-forward	225	242	260	(17)	(18)
Intangible Amortization	28,309	15,446	10,159	12,863	5,287
Other (including items <5% of total
ordinary tax assets)	10,103	14,025	9,948	(3,922)	4,077
Subtotal	315,616	270,909	248,631	44,707	22,278
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	89,124	81,820	44,951	7,304	36,869
Admitted ordinary deferred tax assets	$ 226,492	$ 189,089	$ 203,680	$ 37,403	$ (14,591)

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2023	2022	2021	from 2022	from 2021
Capital
Investments	$ 1,272	$ 452	$ 476	$ 820	$ (24)
Real Estate	2,793	1,994	2,102	799	(108)
Other (including items <5% of total
ordinary tax assets)	—	108	283	(108)	(175)
Subtotal	4,065	2,554	2,861	1,511	(307)
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	4,065	2,554	2,861	1,511	(307)
Admitted deferred tax assets	$ 230,557	$ 191,643	$ 206,541	$ 38,914	$ (14,898)

Deferred tax liabilities:
Ordinary
Investments	$ 3,171	$ 2,432	$ 1,617	$ 739	$ 815
Fixed assets	2,042	2,285	2,486	(243)	(201)
Deferred and uncollected premium	17,372	17,433	17,778	(61)	(345)
Policyholder reserves	6,588	10,254	13,452	(3,666)	(3,198)
Unearned commissions	9,251	6,520	6,204	2,731	316
Other (including items <5% of total
ordinary tax liabilities)	143	143	143	—	—
Subtotal	38,567	39,067	41,680	(500)	(2,613)

Capital
Investments	$ 74,312	$ 55,091	$ 75,747	$ 19,221	$ (20,656)
Real estate	1,276	723	770	553	(47)
Subtotal	$ 75,588	$ 55,814	$ 76,517	$ 19,774	$ (20,703)

Deferred tax liabilities	$ 114,155	$ 94,881	$ 118,197	$ 19,274	$ (23,316)

Net deferred tax assets	$ 116,402	$ 96,762	$ 88,344	$ 19,640	$ 8,418

The change in the net admitted deferred tax assets was $19,640, $8,418 and $5,732 for the years ended December 31, 2023, 2022 and 2021, respectively. The change in nonadmitted deferred tax assets of $7,304, $36,869 and $(19,641) was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2023, 2022 and 2021, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

37

NOTE 4 - INCOME TAXES, (continued)

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

	2021	2020	Change
Total gross deferred tax assets	$ 251,492	$ 238,158	$ 13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$ 133,295	$ 147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$ 17,156

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Net gain from operations before income taxes	$ 72,505	$ 83,546	$ 106,544
Net realized capital gains before income taxes	38,289	31,471	26,620
Deferred reinsurance loss, net	(3,954)	(3,377)	(2,832)
Change in pension liability	—	—	117
Change in unauthorized reinsurance	—	12	(12)
Total pre-tax statutory income	106,840	111,652	130,437
Change in nonadmitted assets	(43,079)	(20,491)	(9,453)
IMR amortization	(9,711)	(9,977)	(9,487)
Tax-exempt income	(22,687)	(25,308)	(28,681)
Adjustment to prior year deferreds	3,083	—	—
Dissolution of subsidiary	(92,822)	(35,134)	—
Non-deductible expense	4,884	3,001	2,730
Other	(408)	4,006	1,202
Subtotal	(53,900)	27,749	86,748
Statutory tax rate	0.21	0.21	0.21
Subtotal	(11,319)	5,827	18,217
Adjustment to prior year deferred income tax	(2,923)	—	—
Tax credits	(11,819)	(11,364)	(8,695)
Total statutory income taxes	$ (26,061)	$ (5,537)	$ 9,522

Federal and foreign income tax incurred	$ 39,155	$ 6,407	$ 26,678
Change in deferred income tax	(65,216)	(11,944)	(17,156)
Total statutory income taxes	$ (26,061)	$ (5,537)	$ 9,522

The Company has no foreign tax credit carryovers to subsequent years.

38

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2023, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 1,072	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $8,354, $15,512 and $31,452 for the tax years 2023, 2022 and 2021 respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2023.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024.

Ameritas-NY established a $50,000 unsecured line of credit with the Company on April 1, 2023, which is due to expire on March 31, 2024. The Company had no balances outstanding at any time during 2023.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $21,305, $22,281 and $26,047 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2023 and 2022, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2023	2022
Ameritas Holding Company	$ (5,247)	$ (18,898)
Ameritas Life Insurance Corp. of New York	2,927	3,033
Ameritas Investment Company, LLC	725	375
Ameritas Investment Partners, Inc.	2,012	55
Ameritas Advisory Services, LLC	491	446
Dental Select	—	2,369
Total	$ 908	$ (12,620)

39

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $2,829 and $2,455 for the years ended December 31, 2023 and 2021, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $20,712, $19,631 and $18,434 for the years ended December 31, 2023, 2022 and 2021, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2023	2022	2021
Benefit obligation at beginning of year	$ 34,365	$ 44,138	$ 49,302
Service cost	—	—	35
Interest cost	1,763	1,082	966
Actuarial loss	(84)	(6,145)	(1,458)
Benefits paid	(4,268)	(4,710)	(4,707)
Benefit obligation at end of year	$ 31,776	$ 34,365	$ 44,138

	Pension Benefits
	2023	2022	2021
Fair value of plan assets at beginning of year	$ —	$ —	$ —
Reporting entity contribution	4,268	4,710	4,707
Benefits paid	(4,268)	(4,710)	(4,707)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2023	2022	2021
Components:
Accrued benefit costs	$ 34,049	$ 36,953	$ 40,739
Liability (asset) for pension benefits	(2,273)	(2,588)	3,399
Assets and liabilities recognized:
Liabilities recognized	31,776	34,365	44,138
Unrecognized liabilities (assets)	(2,273)	(2,588)	3,399

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2023	2022	2021
Service cost	$ —	$ —	$ 35
Interest cost	1,763	1,082	966
Amount of recognized (gains) losses	(399)	(158)	74
Total net periodic benefit cost	$ 1,364	$ 924	$ 1,075

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2023	2022	2021
Items not yet recognized as a component of net periodic cost - prior year	$ (2,588)	$ 3,399	$ 4,930
Net loss arising during the period	(84)	(6,145)	(1,457)
Net gain (loss) recognized	399	158	(74)
Items not yet recognized as a component of net
periodic cost - current year	$ (2,273)	$ (2,588)	$ 3,399

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2023	2022	2021
Net recognized gains (losses)	$ (2,273)	$ (2,588)	$ 3,399

The weighted-average assumptions are as follows:

	Pension Benefits
	2023	2022	2021
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.08%	2.14%	2.98%
Rate of compensation increase	NA	1.81%	1.79%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	N/A	1.81%

Future expected pension benefit payments are as follows:

Year	Amount
2024	$ 3,781
2025	$ 3,672
2026	$ 3,561
2027	$ 3,449
2028	$ 3,335
2029-2033	$ 14,912

41

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2023	2022
Accumulated benefit obligation	$ 31,776	$ 34,365
Projected benefit obligation (PBO)	$ 31,776	$ 34,365
Funded status (PBO - Plan assets)	$ 31,776	$ 34,365

Unrecognized items:
Unrecognized gains, net of tax	$ (1,795)	$ (2,045)
Total unrecognized items, net of tax	$ (1,795)	$ (2,045)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. There were no expenses recognized for the Plan funding.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $18,281, $16,954 and $15,013 in 2023, 2022 and 2021, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $192,266 in dividends in 2024, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2023, 2022 or 2021.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2023	2022	2021
Unrealized capital gains, net of taxes	$ 87,325	$ 36,786	$ 171,082
Nonadmitted asset values	(231,533)	(181,150)	(123,789)
Asset valuation reserve	(336,910)	(264,477)	(295,155)
42

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2023, 2022 and 2021 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,976 and $49,967 at December 31, 2023 and 2022, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2023 is $110,666. There has not been any principal paid during the life of the Notes as of December 31, 2023. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2023, the Company had outstanding agreements to fund mortgages totaling $69,764. In addition at December 31, 2023, the Company has committed to invest $336,101 in equity-type limited partnerships and $139,035 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2023 and 2022, the Company had FHLB lines of credit available up to $141,900 and $100,821, respectively. The Company had outstanding balances of $95,000 as of December 31, 2022, related to these lines of credit with no outstanding balances as of December 31, 2023.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2023, 2022 and 2021, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,540 and $3,519 at December 31, 2023 and 2022, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2023 and 2022, the Company had a related receivable of $3,514 and $2,591, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

43

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2023 and 2022 are as follows:

	2023	2022
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,179	$ 5,102
Decreases during the year
Premium tax offset applied	(425)	(1,062)
Charge off of estimated premium tax offset	—	(136)
	(425)	(1,198)
Increases during the year
Estimated premium tax offset	923	—
Assessments paid	167	275
	1,090	275
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 4,844	$ 4,179

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2022, the undiscounted and discounted guaranty fund assessments were $7,325 and $3,047, and the related undiscounted and discounted assets were $5,147 and $2,117. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2023 and 2022.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2023 and 2022.

Uncollectibility of Assets

The Company had admitted assets of $19,380 and $14,217 at December 31, 2023 and 2022, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

44

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2023	2022	2021
Gross reimbursement for medical cost incurred	$ 212,227	$ 183,245	$ 180,138
Other income or expenses (including interest paid to or received from plans)	24,431	17,282	15,714
Gross expenses incurred (claims and administrative)	236,658	200,527	195,852

Net gain (loss) from operations	$ (106)	$ 3,587	$ 3,660

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,162, $3,229 and $3,166 in 2023, 2022 and 2021, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $17, $23, and $33 in 2023, 2022 and 2021, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2023:

Calendar Year	Amount
2024	$ 2,593
2025	1,984
2026	1,593
2027	1,288
2028	1,031
2029 and thereafter	450
Total	$ 8,939

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $342,707, $169,606 and $267,540 for the years ended December 31, 2023, 2022 and 2021, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $115,530 and $107,487 for the years ended December 31, 2023 and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $613,333, $422,300 and $504,670 for the years ended December 31, 2023, 2022 and 2021, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $135,269 and $136,104 and cash of $1,992 and $1,534 at December 31, 2023 and 2022, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

45

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2023 and through March 22, 2024, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

At December 31, 2022, the Company determined that certain balances related to a reinsurer under an order of rehabilitation would most likely be uncollectible, and as such had recorded a contingent liability of $12,043. Per a liquidation order effective September 30, 2023, the Company recaptured this previously ceded business. The impacts from the liquidation order resulted in the recording of a $5,217 recoverable at December 31, 2023 as an estimate of settlement from the reinsurer's estate. This recoverable consists of $4,341 for paid claims and $876 for waived and unearned premiums. Waived and unearned premiums are nonadmitted. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2023	2022	2021
Assumed	$ 108,381	$ 107,822	$ 109,582
Ceded	(286,288)	(228,462)	(267,198)
Reinsurance premiums, net	$ (177,907)	$ (120,640)	$ (157,616)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2023, 2022 and 2021.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Amortization of $3,954 and $3,377, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2023 and 2022, respectively.

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NOTE 14 - REINSURANCE , (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2023 and 2022, invested assets of $937,979 and $989,028, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.4% and 3.9% of the Company’s admitted assets at December 31, 2023 and 2022, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2023	2022	2021
Total reserve for unpaid claims at January 1	$ 356,953	$ 345,354	$ 316,765
Less reinsurance assumed	(16,244)	(18,121)	(18,267)
Plus reinsurance ceded	192,807	189,189	172,907
Direct balance	533,516	516,422	471,405

Incurred related to:
Current year	831,876	793,236	777,744
Prior year	(4,967)	(13,600)	2,986
Total incurred	826,909	779,636	780,730

Paid related to:
Current year	699,500	664,184	645,529
Prior year	101,997	98,358	90,184
Total paid	801,497	762,542	735,713

Direct balance	558,928	533,516	516,422
Plus reinsurance assumed	16,234	16,244	18,121
Less reinsurance ceded	(202,128)	(192,807)	(189,189)
Total reserve for unpaid claims at December 31	$ 373,034	$ 356,953	$ 345,354

As a result of (favorable)/unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses (decreased)/increased by $(4,967), $(13,600), and $2,986 for the years ended December 31, 2023, 2022, and 2021, respectively. During 2023 and 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products. During 2021, unfavorable claim runout for disability products was partially offset by favorable claim runout for group dental products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2023.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2023	2022	2021
Paid assumed reinsurance claims	$ 80,811	$ 79,612	$ 81,375
Incurred assumed reinsurance claims	$ 80,801	$ 77,734	$ 81,229

Paid ceded reinsurance claims	$ 31,346	$ 31,761	$ 29,287
Incurred ceded reinsurance claims	$ 40,667	$ 35,379	$ 45,569

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

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NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2023 and 2022, respectively, the Company had $1,744,932 and $2,386,878 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $21,958 and $27,272 at December 31, 2023 and 2022, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

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NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

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NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	1,859,173	—	1,859,173	28.2%
At fair value	—	2,149,930	2,149,930	32.6%
Total with adjustment or at fair value	1,859,173	2,149,930	4,009,103	60.8%
At book value without adjustment
(minimal or no charge)	2,109,395	—	2,109,395	32.0%
Not subject to discretionary withdrawal	469,653	—	469,653	7.2%
Total gross	4,438,221	2,149,930	6,588,151	100.0%
Reinsurance ceded	356,957	—	356,957
Total individual annuity reserves	$ 4,081,264	$ 2,149,930	$ 6,231,194
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 188,797	$ —	$ 188,797

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,048,387	$ —	$ 1,048,387	14.9%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	5,825,347	5,825,347	82.8%
Total with adjustment or at fair value	1,048,387	5,825,347	6,873,734	97.7%
At book value without adjustment
(minimal or no charge)	123,819	—	123,819	1.8%
Not subject to discretionary withdrawal	34,966	—	34,966	0.5%
Total gross	1,207,172	5,825,347	7,032,519	100.0%
Reinsurance ceded	8,702	—	8,702
Total group annuity reserves	$ 1,198,470	$ 5,825,347	$ 7,023,817
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

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NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 215,985	$ —	$ 215,985	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	373,612	373,612	24.2%
Total with adjustment or at fair value	215,985	373,612	589,597	38.2%
At book value without adjustment
(minimal or no charge)	239,630	—	239,630	15.5%
Not subject to discretionary withdrawal	715,673	—	715,673	46.3%
Total gross	1,171,288	373,612	1,544,900	100.0%
Reinsurance ceded	432	—	432
Total deposit-type funds	$ 1,170,856	$ 373,612	$ 1,544,468
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,450,590	$ 8,348,889	$ 14,799,479

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2023	2022
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 5,614,663	$ 5,257,699
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,314	22,035
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,170,436	1,170,856
	6,806,413	6,450,590
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	8,903,291	7,975,277
Exhibit 4, Line 9, Column 1	399,909	373,612
Total	$ 16,109,613	$ 14,799,479

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NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

	2022
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,070,838	$ 1,070,386	$ 1,076,419	$ —	$ —	$ —
Universal life with secondary guarantees	753,257	631,387	1,232,632	—	—	—
Indexed universal life	13,971	13,964	14,091	—	—	—
Indexed universal life with secondary guarantees	1,091,925	900,498	960,006	—	—	—
Other permanent cash value life insurance	—	1,605,159	2,742,781	—	—	—
Variable universal life	146,649	1,060,788	157,522	922,149	—	919,743
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	505,067	XXX	XXX	—
Accidental death benefits	XXX	XXX	312	XXX	XXX	—
Disability - active lives	XXX	XXX	32,238	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,493	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	27,773	XXX	XXX	—
Total gross	3,076,640	5,282,182	6,773,334	922,149	—	919,743
Reinsurance ceded	—	—	614,353	—	—	—
Total life reserves	$ 3,076,640	$ 5,282,182	$ 6,158,981	$ 922,149	$ —	$ 919,743

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NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2023	2022
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,373,096	$ 6,100,454
Exhibit 5, Accidental Death Benefits Section, Total (net)	301	296
Exhibit 5, Disability - Active Lives Section, Total (net)	17,131	16,091
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,984	16,285
Exhibit 5, Miscellaneous Reserves Section, Total (net)	20,983	25,855
	6,427,495	6,158,981
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,062,279	919,743
	1,062,279	919,743
Total	$ 7,489,774	$ 7,078,724

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2023		2022
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 6,570	$ 24	$ 4,852	$ (118)
Ordinary renewal	47,932	56,700	47,139	59,327
Group life	1	1	1	1
Total	$ 54,503	$ 56,725	$ 51,992	$ 59,210

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2023, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account. As of December 31, 2023 and 2022, the Company’s Separate Accounts included legally insulated assets of $10,379,450 and $9,286,022, respectively.

The Company does not engage in securities lending transactions within the separate account.

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NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2023	2022	2021
For the year ended December 31:
Premiums, considerations or deposits	$ 992,717	$ 1,071,230	$ 1,281,793
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,365,479	$ 9,268,632

Reserves subject to discretionary withdrawal:
At fair value	$ 10,365,479	$ 9,268,632
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,365,479	$ 9,268,632

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2023	2022	2021
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 957,081	$ 1,029,159	$ 1,228,829
Transfers from the separate accounts	(1,444,282)	(1,392,531)	(1,700,163)
Net transfers from the separate accounts	(487,201)	(363,372)	(471,334)
Reconciling adjustments:
Deposit-type contracts assumption reinsurance	—	—	(1)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (487,201)	$ (363,372)	$ (471,335)

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

During 2023, the Company reversed an impairment related to a ceded reinsurer previously under rehabilitation (see Note 14). Certain reclassifications have been made to these financial statements from those filed with the Department. The reclassifications detailed below reflect the Summary of Operations impact from the impairment reversal. There was no overall impact to Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Change in reserves for life, accident and health policies	$ 647,614	$ (10,948)	$ 636,666
General insurance expenses	578,303	10,948	589,251

During 2022, the Company recorded an adjustment for policy loan income related to an assumption agreement. Certain reclassifications have been made to these financial statements from those filed with the Department. The reclassifications detailed below reflect the Summary of Operations impact from the adjustment. There was no impact to Total Premiums and Other Revenue or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Net investment income (including amortization of interest maintenance reserve)	$ 501,104	$ 12,843	$ 513,947
Miscellaneous income *	60,711	(12,843)	47,868

* Reflected on line 8.3 Aggregate write-ins for miscellaneous income in financial statements filed with the Department

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